Schedule of Investments (unaudited)
July 31, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
ACE Securities Corp. Home Equity Loan Trust, Series 2005-AG1, Class M2, (1-mo. Term SOFR + 0.80%), 6.15%, 08/25/35(a)	USD	201	$ 158,796
ACHV ABS Trust, Series 2024-1PL, Class B, 6.34%, 04/25/31(b)		545	547,946
Affirm Asset Securitization Trust(b)
Series 2022-Z1, Class A, 4.55%, 06/15/27		402	399,871
Series 2023-A, Class 1D, 9.09%, 01/18/28		1,000	1,010,728
Series 2023-B, Class B, 7.44%, 09/15/28		230	235,681
Series 2023-B, Class D, 8.78%, 09/15/28		1,000	1,027,723
Series 2023-X1, Class A, 7.11%, 11/15/28		547	548,490
Series 2023-X1, Class C, 8.25%, 11/15/28		235	239,672
Series 2023-X1, Class D, 9.55%, 11/15/28		300	309,497
Series 2024-A, Class 1B, 5.93%, 02/15/29		250	250,859
Series 2024-A, Class A, 5.61%, 02/15/29		100	100,407
Series 2024-A, Class B, 5.93%, 02/15/29		510	511,990
AGL CLO Ltd., Series 2024-32A, Class A1, 07/21/37(a)(b)(c)		250	250,000
AGL Core CLO Ltd., Series 2019-2A, Class A1R, (3-mo. CME Term SOFR + 1.46%), 6.79%, 07/20/37(a)(b)		250	251,204
Ajax Mortgage Loan Trust, Series 2023-B, Class A, 4.25%, 10/25/62(b)		120	118,991
AMSR Trust, Series 2020-SFR4, Class G2, 4.87%, 11/17/37(b)		150	145,854
Anchorage Capital CLO Ltd., Series 2015-6A, Class BR3, (3-mo. CME Term SOFR + 2.10%), 7.42%, 04/22/34(a)(b)		250	250,671
ARES Loan Funding IV Ltd., Series 2023-ALF4A, Class D, (3-mo. CME Term SOFR + 4.68%), 9.98%, 10/15/36(a)(b)		250	257,716
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1-mo. Term SOFR + 0.59%), 5.94%, 05/25/35(a)		165	128,423
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE9, Class M1, (1-mo. Term SOFR + 1.09%), 6.44%, 12/25/34(a)		166	150,934
Bain Capital Credit CLO Ltd., Series 2024-2A, Class A1, (3-mo. CME Term SOFR + 1.52%), 6.85%, 07/15/37(a)(b)		480	482,595
Ballyrock CLO 15 Ltd., Series 2021-1A, Class A1, (3-mo. CME Term SOFR + 1.32%), 6.62%, 04/15/34(a)(b)		420	420,901
Barclays Mortgage Trust, Series 2021-NPL1, Class A, 2.00%, 11/25/51(b)		90	87,176
Bear Stearns Asset-Backed Securities I Trust, Series 2006-HE7, Class 1A2, (1-mo. Term SOFR + 0.45%), 5.80%, 09/25/36(a)		78	77,192
Bear Stearns Asset-Backed Securities Trust, Series 2005-2, Class M5, (1-mo. Term SOFR + 5.36%), 6.89%, 06/25/35(a)		210	212,449
Bear Stearns Structured Products Trust, Series 2007- EMX1, Class M1, (1-mo. Term SOFR + 2.11%), 7.46%, 03/25/37(a)(b)		91	89,386
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class AR4, (3-mo. CME Term SOFR + 1.35%), 6.67%, 04/20/34(a)(b)		500	500,850
Benefit Street Partners CLO XX Ltd., Series 2020- 20A, Class AR, (3-mo. CME Term SOFR + 1.43%), 6.73%, 07/15/34(a)(b)		250	250,297
Security		Par (000)	Value
Asset-Backed Securities (continued)
Betony CLO 2 Ltd., Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.34%), 6.60%, 04/30/31(a)(b)	USD	169	$ 169,048
Blue Bridge Funding LLC, Series 2023-1A, Class A, 7.37%, 11/15/30(b)		262	263,674
BlueMountain CLO Ltd., Series 2018-3A, Class BR, (3-mo. CME Term SOFR + 1.85%), 7.13%, 10/25/30(a)(b)		250	250,625
BlueMountain Fuji U.S. CLO II Ltd., Series 2017-2A, Class A1AR, (3-mo. CME Term SOFR + 1.26%), 6.54%, 10/20/30(a)(b)		149	149,166
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05%, 07/15/27(b)		100	100,641
Canyon CLO Ltd., Series 2023-2A, Class B, (3-mo. CME Term SOFR + 2.05%), 7.37%, 05/15/37(a)(b)		250	252,882
Carlyle Global Market Strategies CLO Ltd., Series 2012-3RR, Class A1A2, (3-mo. CME Term SOFR + 1.44%), 6.74%, 01/14/32(a)(b)		192	192,413
Carlyle U.S. CLO Ltd., Series 2017-3A, Class A2R, (3-mo. CME Term SOFR + 1.69%), 6.97%, 07/20/29(a)(b)		250	250,419
Cedar Funding VIII CLO Ltd., Series 2017-8A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.20%, 10/17/34(a)(b)		250	250,129
CFMT LLC, Series 2023-HB11, Class M2, 4.00%, 02/25/37(a)(b)		100	92,932
CIFC Funding Ltd.(a)(b)
Series 2014-3A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 6.74%, 10/22/31		217	217,079
Series 2017-1A, Class ARR, (3-mo. CME Term SOFR + 1.55%), 6.83%, 04/21/37		280	281,432
Series 2017-5A, Class AR, (3-mo. CME Term SOFR + 1.41%), 6.74%, 07/17/37		250	251,209
Series 2017-5A, Class DR, (3-mo. CME Term SOFR + 3.05%), 8.38%, 07/17/37		300	302,121
Series 2018-3A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.14%, 07/18/31		400	401,060
Series 2019-6A, Class A1R, (3-mo. CME Term SOFR + 1.45%), 6.78%, 07/16/37		250	251,275
Series 2021-1A, Class BR, (3-mo. CME Term SOFR + 1.75%), 7.09%, 07/25/37		250	250,066
Series 2021-1AR, Class A1R, (3-mo. CME Term SOFR + 1.42%), 6.76%, 07/25/37		250	251,256
Series 2021-4A, Class A, (3-mo. CME Term SOFR + 1.31%), 6.61%, 07/15/33		250	250,011
Series 2021-4A, Class AR, 07/23/37(c)		250	250,000
Series 2023-3A, Class A, (3-mo. CME Term SOFR + 1.60%), 6.88%, 01/20/37		250	251,360
Series 2023-3A, Class B, (3-mo. CME Term SOFR + 2.30%), 7.58%, 01/20/37		300	304,123
CIT Mortgage Loan Trust(a)(b)
Series 2007-1, Class 1M2, (1-mo. Term SOFR + 1.86%), 7.21%, 10/25/37		150	142,052
Series 2007-1, Class 2M2, (1-mo. Term SOFR + 1.86%), 7.21%, 10/25/37		676	614,055
Clover CLO LLC, Series 2021-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 6.64%, 04/22/34(a)(b)		480	480,572
College Avenue Student Loans LLC, Series 2023-B, Class A1A, 6.50%, 06/25/54(b)		88	92,098
College Avenue Student Loans Trust, Series 2024-A, Class A1B, (30-day Avg SOFR + 1.75%), 7.10%, 06/25/54(a)(b)		139	140,214
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Conn’s Receivables Funding LLC, Series 2024-A, Class A, 7.05%, 01/16/29(b)	USD	424	$ 422,371
Conseco Finance Corp., Series 1998-4, Class M1, 6.83%, 04/01/30(a)		113	107,408
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-CF2, Class 1B, 6.00%, 01/25/43(a)(b)		16	11,551
Credit-Based Asset Servicing and Securitization LLC, Series 2006-MH1, Class B2, 6.75%, 10/25/36(b)		372	298,358
CWABS Asset-Backed Certificates Trust(a)
Series 2006-11, Class 1AF4, 6.30%, 12/25/35		245	234,704
Series 2006-13, Class 1AF4, 3.96%, 01/25/37		97	94,168
Series 2006-17, Class 2A2, (1-mo. Term SOFR + 0.41%), 5.76%, 03/25/47		72	70,321
CWABS Asset-Backed Notes Trust, Series 2007- SEA2, Class 2A1, (1-mo. Term SOFR + 1.61%), 6.96%, 06/25/47(a)(b)		35	27,477
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 1A, (1-mo. Term SOFR + 0.25%), 5.58%, 01/15/37(a)		1	1,012
Diameter Capital CLO Ltd., Series 2021-1A, Class A1A, (3-mo. CME Term SOFR + 1.50%), 6.80%, 07/15/36(a)(b)		250	250,424
Dryden Senior Loan Fund, Series 2017-50A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.21%, 07/15/30(a)(b)		400	400,899
Elmwood CLO 22 Ltd., Series 2023-1A, Class B, (3- mo. CME Term SOFR + 2.20%), 7.49%, 04/17/36(a)(b)		250	252,942
Elmwood CLO 30 Ltd., Series 2024-6A, Class A, (3- mo. CME Term SOFR + 1.43%), 6.73%, 07/17/37(a)(b)		250	250,808
Elmwood CLO II Ltd., Series 2019-2A, Class AR, (3-mo. CME Term SOFR + 1.41%), 6.69%, 04/20/34(a)(b)		250	250,212
Elmwood CLO III Ltd., Series 2019-3A, Class ERR, (3-mo. CME Term SOFR + 5.95%), 11.27%, 07/18/37(a)(b)		250	251,075
Equity One Mortgage Pass-Through Trust, Series 2003-3, Class M2, 5.46%, 12/25/33(a)		288	238,683
Exeter Automobile Receivables Trust
Series 2022-2A, Class B, 3.65%, 10/15/26		29	29,386
Series 2022-2A, Class C, 3.85%, 07/17/28		500	496,424
Series 2022-5A, Class D, 7.40%, 02/15/29		100	102,598
Series 2023-2A, Class D, 6.32%, 08/15/29		545	552,997
series 2023-3A, Class D, 6.68%, 04/16/29		400	409,111
Series 2023-5A, Class C, 6.85%, 01/16/29		560	575,594
Series 2023-A4, Class D, 6.95%, 12/17/29		350	360,333
First Franklin Mortgage Loan Trust, Series 2006- FF13, Class A1, (1-mo. Term SOFR + 0.35%), 5.70%, 10/25/36(a)		29	18,939
FirstKey Homes Trust(b)
Series 2022-SFR1, Class E2, 5.00%, 05/19/39		590	566,512
Series 2022-SFR3, Class E2, 3.50%, 07/17/38		633	593,314
Galaxy XXVI CLO Ltd., Series 2018-26A, Class AR, (3-mo. CME Term SOFR + 1.17%), 6.50%, 11/22/31(a)(b)		250	251,246
Galaxy XXVII CLO Ltd., Series 2018-28A, Class A1, (3-mo. CME Term SOFR + 1.36%), 6.66%, 07/15/31(a)(b)		139	139,369
Generate CLO Ltd., Series 2A, Class AR, (3-mo. CME Term SOFR + 1.41%), 6.69%, 01/22/31(a)(b)		134	134,589
Security		Par (000)	Value
Asset-Backed Securities (continued)
Golub Capital Partners CLO Ltd.(a)(b)
Series 2019-41A, Class AR, (3-mo. CME Term SOFR + 1.58%), 6.86%, 01/20/34	USD	250	$ 250,125
Series 2021-55A, Class A, (3-mo. CME Term SOFR + 1.46%), 6.74%, 07/20/34		250	250,549
Series 2023-66A, Class A, (3-mo. CME Term SOFR + 1.95%), 7.23%, 04/25/36		250	250,225
Golub Capital Partners LP, Series 2020-48A, Class A1, (3-mo. CME Term SOFR + 1.57%), 6.86%, 04/17/33(a)(b)		250	250,310
Gracie Point International Funding LLC(a)(b)
Series 2023-1A, Class A, (90-day Avg SOFR + 1.95%), 7.30%, 09/01/26		144	145,387
Series 2023-2A, Class A, (90-day Avg SOFR + 2.25%), 7.60%, 03/01/27		156	156,924
Series 2024-1A, Class A, (90-day Avg SOFR + 1.70%), 7.05%, 03/01/28		110	110,408
GreenSky Home Improvement Trust, Series 2024-1, Class A4, 07/25/59(b)(c)		565	564,976
HIG RCP LLC, Series 2023-FL1, Class A, (1-mo. Term SOFR + 2.27%), 7.60%, 09/19/38(a)(b)		168	168,400
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B2, (30-day Avg SOFR + 1.40%), 6.74%, 05/20/32(a)(b)		357	357,926
Invesco CLO Ltd., Series 2021-3A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.19%, 10/22/34(a)(b)		250	250,323
Invesco Euro CLO, Series 6A, Class D, (3-mo. EURIBOR + 3.05%), 6.74%, 07/15/34(a)(b)	EUR	250	263,496
Lendmark Funding Trust(b)
Series 2022-1A, Class A, 5.12%, 07/20/32	USD	100	99,610
Series 2023-1A, Class D, 8.69%, 05/20/33		131	136,186
Long Beach Mortgage Loan Trust, Series 2006-2, Class 1A, (1-mo. Term SOFR + 0.47%), 5.82%, 03/25/46(a)		121	95,749
Madison Park Funding LXII Ltd., Series 2022-62A, Class AR, (3-mo. CME Term SOFR + 1.85%), 7.14%, 07/17/36(a)(b)		250	251,356
Madison Park Funding LXVII Ltd., Series 2024-67A, Class B, (3-mo. CME Term SOFR + 2.05%), 7.34%, 04/25/37(a)(b)		250	252,457
Madison Park Funding XLV Ltd., Series 2020-45A, Class AR, (3-mo. CME Term SOFR + 1.38%), 6.68%, 07/15/34(a)(b)		500	500,307
Madison Park Funding XLVI Ltd., Series 2020-46A, Class B1R, (3-mo. CME Term SOFR + 1.91%), 7.21%, 10/15/34(a)(b)		250	250,398
Madison Park Funding XXXI Ltd.(a)(b)
Series 2018-31A, Class B1R, (3-mo. CME Term SOFR + 1.80%), 7.14%, 07/23/37		250	250,250
Series 2018-31A, Class CR, (3-mo. CME Term SOFR + 2.25%), 7.59%, 07/23/37		250	252,832
Madison Park Funding XXXIV Ltd.(a)(b)
Series 2019-34A, Class CR, (3-mo. CME Term SOFR + 2.41%), 7.70%, 04/25/32		400	400,788
Series 2019-36A, Class B1R, (3-mo. CME Term SOFR + 1.90%), 7.20%, 04/15/35		390	390,733
Madison Park Funding XXXVIII Ltd., Series 2021- 38A, Class A, (3-mo. CME Term SOFR + 1.38%), 6.67%, 07/17/34(a)(b)		250	250,611
Mariner Finance Issuance Trust, Series 2024-A, Class A, 09/22/36(b)(c)		178	177,978

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Mastr Asset Backed Securities Trust, Series 2007- NCW, Class A1, (1-mo. Term SOFR + 0.41%), 5.76%, 05/25/37(a)(b)	USD	180	$ 157,662
Morgan Stanley Mortgage Loan Trust
Series 2006-12XS, Class A4, 6.51%, 10/25/36		28	6,643
Series 2007-3XS, Class 2A4S, 6.46%, 01/25/47		307	109,560
Myers Park CLO Ltd., Series 2018-1A, Class A2, (3-mo. CME Term SOFR + 1.66%), 6.94%, 10/20/30(a)(b)		290	290,262
Navient Private Education Refi Loan Trust(b)
Series 2019-CA, Class A2, 3.13%, 02/15/68		23	22,005
Series 2020-CA, Class A2B, (1-mo. Term SOFR + 1.71%), 7.04%, 11/15/68(a)		312	315,324
Series 2024-A, Class A, 5.66%, 10/15/72		180	183,597
Nelnet Student Loan Trust(b)
Series 2021-A, Class B1, 2.85%, 04/20/62		100	85,613
Series 2023-PL1, Class A1A, (30-day Avg SOFR + 2.25%), 7.60%, 11/25/53(a)		82	81,392
NetCredit Combined Receivables LLC(b)
Series 2024-A, Class A, 7.43%, 10/21/30		1,181	1,184,604
Series 2024-A, Class B, 8.31%, 10/21/30		500	503,794
Neuberger Berman CLO XV, Series 2013-15A, Class A1R2, (3-mo. CME Term SOFR + 1.18%), 6.48%, 10/15/29(a)(b)		384	398,427
Neuberger Berman Loan Advisers CLO Ltd., Series 2021-40A, Class A, (3-mo. CME Term SOFR + 1.32%), 6.61%, 04/16/33(a)(b)		248	248,517
NYMT Trust, Series 2024-RR1, Class A, 7.38%, 05/25/64(b)		151	150,406
OCP CLO Ltd.(a)(b)
Series 2014-5A, Class A1R, (3-mo. CME Term SOFR + 1.34%), 6.62%, 04/26/31		446	446,180
Series 2019-17A, Class AR2, (3-mo. CME Term SOFR + 1.40%), 6.70%, 07/20/37		250	251,808
Series 2020-8RA, Class A1, (3-mo. CME Term SOFR + 1.48%), 6.77%, 01/17/32		242	241,912
Octagon 57 Ltd., Series 2021-1A, Class B1, (3-mo. CME Term SOFR + 1.91%), 7.21%, 10/15/34(a)(b)		250	250,287
Octagon Investment Partners Ltd.(a)(b)
Series 2018-1A, Class A1A, (3-mo. CME Term SOFR + 1.32%), 6.60%, 01/20/31		161	161,258
Series 2018-3A, Class BR, (3-mo. CME Term SOFR + 1.80%), 7.08%, 10/20/30		250	250,256
Octagon Investment Partners XV Ltd., Series 2013- 1A, Class A1RR, (3-mo. CME Term SOFR + 1.23%), 6.51%, 07/19/30(a)(b)		131	130,677
OHA Credit Funding Ltd.(a)(b)
Series 2020-7A, Class AR, (3-mo. CME Term SOFR + 1.30%), 6.58%, 02/24/37		500	500,362
Series 2024-17A, Class A, (3-mo. CME Term SOFR + 1.48%), 6.79%, 04/20/37		250	251,127
Series 2024-19A, Class B1, (3-mo. CME Term SOFR + 1.70%), 6.99%, 07/20/37		250	250,815
OHA Credit Partners XI Ltd., Series 2015-11A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 6.74%, 04/20/37(a)(b)		500	502,548
OHA Credit Partners XVI, Series 2021-16A, Class A, (3-mo. CME Term SOFR + 1.41%), 6.69%, 10/18/34(a)(b)		250	250,384
OHA Loan Funding Ltd.(a)(b)
Series 2015-1A, Class AR3, (3-mo. CME Term SOFR + 1.41%), 6.69%, 01/19/37		250	250,375
Security		Par (000)	Value
Asset-Backed Securities (continued)
OHA Loan Funding Ltd.(a)(b) (continued)
Series 2016-1A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 6.80%, 07/20/37	USD	250	$ 251,246
OnDeck Asset Securitization Trust IV LLC, Series 2023-1A, Class A, 7.00%, 08/19/30(b)		160	164,188
OneMain Financial Issuance Trust(b)
Series 2020-2A, Class A, 1.75%, 09/14/35		100	94,462
Series 2020-2A, Class B, 2.21%, 09/14/35		240	220,355
Series 2024-1A, Class A, 5.79%, 05/14/41		184	191,811
Origen Manufactured Housing Contract Trust, Series 2007-B, Class A1, (1-mo. LIBOR US + 1.20%), 6.64%, 10/15/37(a)(b)		69	67,530
Owl Rock CLO XVIII LLC, Series 2024-18A, Class A, (3-mo. CME Term SOFR + 1.70%), 7.00%, 07/24/36(a)(b)		250	249,965
Palmer Square CLO Ltd.(a)(b)
Series 2019-1A, Class A1R, (3-mo. CME Term SOFR + 1.41%), 6.73%, 11/14/34		250	250,019
Series 2023-4A, Class C, (3-mo. CME Term SOFR + 2.60%), 7.88%, 10/20/33		250	250,622
Series 2024-2A, Class B, (3-mo. CME Term SOFR + 1.65%), 6.94%, 07/20/37		300	300,306
Palmer Square Loan Funding Ltd.(a)(b)
Series 2022-1A, Class A1, (3-mo. CME Term SOFR + 1.05%), 6.35%, 04/15/30		167	166,902
Series 2022-3A, Class A2R, (3-mo. CME Term SOFR + 1.60%), 6.90%, 04/15/31		250	250,066
Series 2023-2A, Class C, (3-mo. CME Term SOFR + 4.35%), 9.63%, 01/25/32		250	252,733
PFS Financing Corp., Series 2022-D, Class D, 4.90%, 08/15/27(b)		241	239,124
Pikes Peak CLO, Series 2020-6A, Class AR, (3-mo. CME Term SOFR + 1.43%), 6.76%, 05/18/34(a)(b)		250	250,081
PRET LLC(b)
Series 2023-RN2, Class A1, 8.11%, 11/25/53		137	138,186
Series 2024-NAPL, Class A1, 7.14%, 01/25/54		157	158,170
Series 2024-NPL2, Class A1, 7.02%, 02/25/54		153	152,968
Series 2024-NPL4, Class A1, 7.00%, 07/25/54		704	704,000
Series 2024-RN2, Class A1, 7.12%, 04/25/54		100	100,564
Progress Residential Trust(b)
Series 2022-SFR3, Class F, 6.60%, 04/17/39		136	132,155
Series 2023-SFR1, Class E1, 6.15%, 03/17/40		690	684,928
Series 2023-SFR2, Class E1, 4.75%, 10/17/40		125	116,715
PRPM LLC(b)
Series 2022-1, Class A1, 3.72%, 02/25/27		129	126,901
Series 2023-1, Class A1, 6.88%, 02/25/28(a)		125	126,223
Rad CLO Ltd., Series 2020-7A, Class B1R, (3-mo. CME Term SOFR + 1.90%), 7.19%, 04/17/36(a)(b)		250	250,208
RCO Mortgage LLC, Series 2024-1, Class A1, 7.02%, 01/25/29(b)		98	98,381
Redwood Funding Trust, Series 2023-1, Class A, 7.50%, 07/25/59(b)		89	88,761
Regatta XVIII Funding Ltd., Series 2021-1A, Class A1, (3-mo. CME Term SOFR + 1.36%), 6.66%, 01/15/34(a)(b)		500	500,500
Regatta XXVII Funding Ltd., Series 2024-1A, Class A1, (3-mo. CME Term SOFR + 1.53%), 6.83%, 04/26/37(a)(b)		250	251,650
Regional Management Issuance Trust(b)
Series 2020-1, Class A, 2.34%, 10/15/30		23	22,767
Series 2021-1, Class A, 1.68%, 03/17/31		58	56,607
Series 2021-2, Class B, 2.35%, 08/15/33		300	265,473
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Regional Management Issuance Trust(b) (continued)
Series 2022-1, Class A, 3.07%, 03/15/32	USD	200	$ 194,506
Republic Finance Issuance Trust, Series 2024-A, Class B, 6.47%, 08/20/32(b)		100	100,816
Residential Mortgage Loan Trust, Series 2020-1, Class B1, 3.95%, 01/26/60(a)(b)		450	420,298
Santander Drive Auto Receivables Trust
Series 2022-3, Class B, 4.13%, 08/16/27		300	297,755
Series 2022-4, Class B, 4.42%, 11/15/27		300	297,786
Series 2022-5, Class B, 4.43%, 03/15/27		195	194,093
Series 2022-5, Class C, 4.74%, 10/16/28		750	744,203
Series 2022-6, Class B, 4.72%, 06/15/27		135	134,323
Series 2022-7, Class B, 5.95%, 01/17/28		700	703,387
Series 2024-1, Class C, 5.45%, 03/15/30		240	241,818
Service Experts Issuer LLC, Series 2024-1A, Class A, 6.39%, 11/20/35(b)		97	99,181
SMB Private Education Loan Trust(b)
Series 2016-B, Class A2A, 2.43%, 02/17/32		6	6,255
Series 2017-A, Class A2B, (1-mo. Term SOFR + 1.01%), 6.34%, 09/15/34(a)		98	97,736
Series 2018-B, Class A2B, (1-mo. Term SOFR + 0.83%), 6.16%, 01/15/37(a)		167	166,041
Series 2021-A, Class B, 2.31%, 01/15/53		243	230,310
Series 2024-A, Class A1B, (30-day Avg SOFR + 1.45%), 6.79%, 03/15/56(a)		166	167,976
Series 2024-A, Class B, 5.88%, 03/15/56		154	156,753
Series 2024-C, Class A1B, (30-day Avg SOFR + 1.10%), 6.44%, 06/17/52(a)		98	97,948
SoFi Personal Loan Term, Series 2024-1, Class A, 6.06%, 02/12/31(b)		141	142,465
SoFi Professional Loan Program LLC(b)
Series 2017-D, Class BFX, 3.61%, 09/25/40		321	297,186
Series 2017-E, Class C, 4.16%, 11/26/40		500	474,531
Soundview Home Loan Trust(a)
Series 2005-OPT3, Class M4, (1-mo. Term SOFR + 1.13%), 6.48%, 11/25/35		25	18,563
Series 2007-NS1, Class M1, (1-mo. Term SOFR + 0.46%), 5.81%, 01/25/37		19	17,831
Subway Funding LLC, Series 2024-1A, Class A2II, 6.27%, 07/30/54(b)		85	87,801
Symphony CLO Ltd., Series 2023-38A, Class B1, (3-mo. CME Term SOFR + 2.25%), 7.53%, 04/24/36(a)(b)		250	253,288
TCI-Symphony CLO Ltd., Series 2017-1A, Class AR, (3-mo. CME Term SOFR + 1.19%), 6.49%, 07/15/30(a)(b)		153	153,282
TICP CLO VI Ltd., Series 2016-6A, Class AR2, (3-mo. CME Term SOFR + 1.38%), 6.68%, 01/15/34(a)(b)		250	250,392
TICP CLO X Ltd., Series 2018-10A, Class A, (3-mo. CME Term SOFR + 1.26%), 6.54%, 04/20/31(a)(b)		83	82,634
TICP CLO XI Ltd., Series 2018-11A, Class AR, (3-mo. CME Term SOFR + 1.53%), 6.82%, 04/25/37(a)(b)		250	251,312
Trestles CLO Ltd., Series 2017-1A, Class A1RR, (3- mo. CME Term SOFR + 1.46%), 6.73%, 07/25/37(a)(b)		250	250,000
Verdelite Static CLO Ltd., Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.13%), 6.42%, 07/20/32(a)(b)		250	250,382
Voya CLO Ltd.(a)(b)
Series 2017-3A, Class DR, (3-mo. CME Term SOFR + 7.21%), 12.49%, 04/20/34		250	245,448
Security		Par (000)	Value
Asset-Backed Securities (continued)
Voya CLO Ltd.(a)(b) (continued)
Series 2018-4A, Class A1AR, (3-mo. CME Term SOFR + 1.30%), 6.60%, 01/15/32	USD	205	$ 204,654
Series 2019-1A, Class AR, (3-mo. CME Term SOFR + 1.32%), 6.62%, 04/15/31		179	179,193
WaMu Asset-Backed Certificates WaMu Trust(a)
Series 2007-HE1, Class 2A3, (1-mo. Term SOFR + 0.41%), 5.76%, 01/25/37		268	123,883
Series 2007-HE2, Class 2A2, (1-mo. Term SOFR + 0.30%), 5.65%, 04/25/37		397	148,482
Series 2007-HE2, Class 2A3, (1-mo. Term SOFR + 0.36%), 5.71%, 04/25/37		585	219,045
Series 2007-HE2, Class 2A4, (1-mo. Term SOFR + 0.47%), 5.82%, 04/25/37		270	100,966
Washington Mutual Asset-Backed Certificates WMABS Trust, Series 2007-HE2, Class 2A1, (1- mo. Term SOFR + 0.21%), 5.56%, 02/25/37(a)		500	140,252
Westlake Automobile Receivables Trust(b)
Series 2021-2A, Class D, 1.23%, 12/15/26		185	180,413
Series 2022-1A, Class D, 3.49%, 03/15/27		1,000	978,697
Series 2022-2A, Class C, 4.85%, 09/15/27		955	948,698
Series 2022-2A, Class D, 5.48%, 09/15/27		1,050	1,048,508
Series 2022-3A, Class A3, 5.49%, 07/15/26		20	20,025
Series 2023-1A, Class C, 5.74%, 08/15/28		515	516,172
Series 2023-2A, Class B, 6.14%, 03/15/28		100	100,455
Series 2023-2A, Class C, 6.29%, 03/15/28		300	302,453
Series 2023-2A, Class D, 7.01%, 11/15/28		900	921,371
Series 2023-3A, Class C, 6.02%, 09/15/28		305	308,346
Series 2023-3A, Class D, 6.47%, 03/15/29		180	183,531
Series 2023-4A, Class C, 6.64%, 11/15/28		550	562,165
Series 2024-1A, Class D, 6.02%, 10/15/29		680	687,324
Series 2024-2A, Class D, 5.91%, 04/15/30		1,170	1,180,960
Whitebox CLO I Ltd., series 2019-1AR, Class A1RR, (3-mo. CME Term SOFR + 1.32%), 6.66%, 07/24/36(a)(b)		250	250,231
Whitebox CLO II Ltd., Series 2020-2A, Class BR, (3-mo. CME Term SOFR + 2.01%), 7.29%, 10/24/34(a)(b)		400	402,164
Whitebox CLO III Ltd., Series 2021-3A, Class C, (3- mo. CME Term SOFR + 2.46%), 7.76%, 10/15/34(a)(b)		250	250,486
Total Asset-Backed Securities — 6.4% (Cost: $60,270,362)			61,174,476

	Shares
Common Stocks
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Blackstone Mortgage Trust, Inc., Class A(d)	9,479	169,200
Residential REITs — 0.0%
Invitation Homes, Inc.(d)	2,043	72,057
Total Common Stocks — 0.0% (Cost: $243,099)		241,257

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Corporate Bonds
Aerospace & Defense — 0.7%
BAE Systems PLC, 5.25%, 03/26/31(b)	USD	400	$ 407,323
Boeing Co.
2.60%, 10/30/25		50	48,338
5.71%, 05/01/40		200	190,632
5.81%, 05/01/50		130	121,142
5.93%, 05/01/60		337	309,952
7.01%, 05/01/64(b)		187	198,212
Embraer Netherlands Finance BV, 7.00%, 07/28/30(b)		200	210,562
General Dynamics Corp., 2.25%, 06/01/31		230	198,770
L3Harris Technologies, Inc.
4.40%, 06/15/28		65	64,130
1.80%, 01/15/31		94	77,876
5.25%, 06/01/31		658	670,229
5.40%, 07/31/33		635	646,619
5.35%, 06/01/34		282	285,963
Lockheed Martin Corp.
5.10%, 11/15/27		220	224,253
1.85%, 06/15/30		63	54,373
3.90%, 06/15/32		260	247,957
4.07%, 12/15/42		150	130,296
5.70%, 11/15/54		70	74,158
4.30%, 06/15/62		450	378,515
5.90%, 11/15/63		245	267,443
5.20%, 02/15/64		75	73,676
Series B, 6.15%, 09/01/36		52	57,810
NCR Atleos Corp., 9.50%, 04/01/29(b)		95	103,780
Northrop Grumman Corp.
4.70%, 03/15/33		77	76,136
5.15%, 05/01/40		50	48,883
4.03%, 10/15/47		58	47,296
5.20%, 06/01/54		202	194,338
RTX Corp.
6.70%, 08/01/28		643	691,231
4.13%, 11/16/28		70	68,538
6.10%, 03/15/34(d)		139	149,795
4.50%, 06/01/42		95	84,519
4.63%, 11/16/48		50	44,132
2.82%, 09/01/51		640	403,852
Spirit AeroSystems, Inc., 9.75%, 11/15/30(b)		55	61,297
TransDigm, Inc., 6.75%, 08/15/28(b)		128	130,460
			7,042,486
Automobile Components — 0.0%
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32(b)		152	154,556
Lear Corp., 3.80%, 09/15/27		35	33,849
			188,405
Automobiles — 0.2%
American Honda Finance Corp.
1.20%, 07/08/25		75	72,376
4.90%, 03/13/29		180	182,442
General Motors Financial Co., Inc.
3.80%, 04/07/25		150	148,243
5.40%, 04/06/26		5	5,025
5.80%, 01/07/29		155	159,410
5.65%, 01/17/29		300	306,216
5.75%, 02/08/31		94	96,186
5.60%, 06/18/31		234	236,761
5.95%, 04/04/34		220	224,225
Security		Par (000)	Value
Automobiles (continued)
Honda Motor Co. Ltd., 2.53%, 03/10/27(d)	USD	50	$ 47,474
Toyota Motor Credit Corp.
4.80%, 01/10/25		100	99,797
3.65%, 08/18/25		95	93,790
3.38%, 04/01/30		75	70,538
			1,742,483
Banks — 6.1%
Banco Santander SA
5.15%, 08/18/25		200	199,415
1.85%, 03/25/26		200	189,520
5.59%, 08/08/28		800	819,797
6.92%, 08/08/33		200	214,444
Bank of America Corp.
3.88%, 08/01/25		100	98,827
(1-day SOFR + 0.96%), 1.73%, 07/22/27(a)		110	103,254
(1-day SOFR + 1.05%), 2.55%, 02/04/28(a)		70	66,142
(1-day SOFR + 1.15%), 1.32%, 06/19/26(a)		400	386,261
(1-day SOFR + 1.21%), 2.57%, 10/20/32(a)		23	19,541
(1-day SOFR + 1.32%), 2.69%, 04/22/32(a)		222	191,957
(1-day SOFR + 1.33%), 3.38%, 04/02/26(a)		310	305,852
(1-day SOFR + 1.33%), 2.97%, 02/04/33(a)		161	139,587
(1-day SOFR + 1.34%), 5.93%, 09/15/27(a)		250	254,855
(1-day SOFR + 1.53%), 1.90%, 07/23/31(a)		54	45,550
(1-day SOFR + 1.56%), 2.97%, 07/21/52(a)		54	36,415
(1-day SOFR + 1.58%), 3.31%, 04/22/42(a)		125	96,150
(1-day SOFR + 1.63%), 5.20%, 04/25/29(a)		170	172,076
(1-day SOFR + 1.65%), 5.47%, 01/23/35(a)(d)		544	556,259
(1-day SOFR + 1.75%), 4.83%, 07/22/26(a)		190	189,051
(1-day SOFR + 1.88%), 2.83%, 10/24/51(a)		233	152,793
(1-day SOFR + 1.91%), 5.29%, 04/25/34(a)		180	181,682
(1-day SOFR + 1.93%), 2.68%, 06/19/41(a)		385	275,870
(1-day SOFR + 1.99%), 6.20%, 11/10/28(a)		100	104,121
(1-day SOFR + 2.04%), 4.95%, 07/22/28(a)		235	235,642
(1-day SOFR + 2.15%), 2.59%, 04/29/31(a)		200	176,748
(3-mo. CME Term SOFR + 1.30%), 3.42%, 12/20/28(a)		160	152,918
(3-mo. CME Term SOFR + 1.33%), 3.97%, 03/05/29(a)		138	133,888
(3-mo. CME Term SOFR + 1.78%), 4.33%, 03/15/50(a)		45	38,812
(3-mo. CME Term SOFR + 2.08%), 4.24%, 04/24/38(a)		200	182,067
(3-mo. CME Term SOFR + 3.41%), 4.08%, 03/20/51(a)		294	242,535
Series L, 4.18%, 11/25/27		80	78,258
Series N, (1-day SOFR + 1.65%), 3.48%, 03/13/52(a)		50	37,216
Bank of Montreal
5.92%, 09/25/25		170	171,694
5.72%, 09/25/28		40	41,431
Bank of New York Mellon Corp.(a)
(1-day SOFR + 1.03%), 4.95%, 04/26/27		5	5,010
(3-mo. CME Term SOFR + 1.33%), 3.44%, 02/07/28		125	121,058
Bank of Nova Scotia
4.50%, 12/16/25		150	148,721
1.35%, 06/24/26		300	281,148
5.25%, 06/12/28		50	50,947
Barclays PLC
5.20%, 05/12/26		350	349,316
(1-day SOFR + 2.21%), 5.83%, 05/09/27(a)		250	252,802
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
Barclays PLC (continued)
(1-year CMT + 3.30%), 7.39%, 11/02/28(a)	USD	200	$ 213,237
Canadian Imperial Bank of Commerce, 5.26%, 04/08/29		150	152,493
Citibank N.A., Series BKNT, 5.57%, 04/30/34		250	260,047
Citigroup, Inc.
6.00%, 10/31/33		50	52,586
8.13%, 07/15/39		220	282,200
(1-day SOFR + 0.69%), 2.01%, 01/25/26(a)		100	98,312
(1-day SOFR + 0.77%), 1.46%, 06/09/27(a)		280	262,490
(1-day SOFR + 1.17%), 2.56%, 05/01/32(a)(d)		406	346,392
(1-day SOFR + 1.28%), 3.07%, 02/24/28(a)		733	700,641
(1-day SOFR + 1.35%), 3.06%, 01/25/33(a)		46	39,956
(1-day SOFR + 1.36%), 5.17%, 02/13/30(a)(d)		45	45,495
(1-day SOFR + 1.42%), 2.98%, 11/05/30(a)		34	30,911
(1-day SOFR + 1.45%), 5.45%, 06/11/35(a)		526	534,671
(1-day SOFR + 1.53%), 3.29%, 03/17/26(a)		200	197,229
(1-day SOFR + 2.06%), 5.83%, 02/13/35(a)		720	729,788
(1-day SOFR + 2.09%), 4.91%, 05/24/33(a)		503	494,099
(1-day SOFR + 2.66%), 6.17%, 05/25/34(a)		20	20,762
(1-day SOFR + 2.84%), 3.11%, 04/08/26(a)		610	600,267
(1-day SOFR + 3.91%), 4.41%, 03/31/31(a)		315	306,170
(3-mo. CME Term SOFR + 1.65%), 3.67%, 07/24/28(a)		76	73,422
(3-mo. CME Term SOFR + 2.10%), 4.28%, 04/24/48(a)		100	84,896
Citizens Financial Group, Inc., (1-day SOFR + 1.91%), 5.72%, 07/23/32(a)		125	126,539
Cooperatieve Rabobank UA/New York, 4.80%, 01/09/29		250	251,841
Credit Suisse AG/New York
4.75%, 08/09/24		300	299,930
7.95%, 01/09/25		250	252,603
3.70%, 02/21/25		284	281,289
5.00%, 07/09/27		250	251,276
7.50%, 02/15/28		311	336,880
Fifth Third Bancorp, (1-day SOFR + 2.34%), 6.34%, 07/27/29(a)		30	31,266
Freedom Mortgage Corp., 12.00%, 10/01/28(b)		10	10,759
Goldman Sachs Group, Inc.
3.50%, 01/23/25		200	198,160
2.60%, 02/07/30		273	244,447
3.80%, 03/15/30		115	109,609
6.75%, 10/01/37		200	222,591
6.25%, 02/01/41		100	109,889
4.80%, 07/08/44		161	149,072
5.15%, 05/22/45		50	48,116
(1-day SOFR + 0.80%), 1.43%, 03/09/27(a)		460	433,782
(1-day SOFR + 0.82%), 1.54%, 09/10/27(a)		21	19,542
(1-day SOFR + 0.91%), 1.95%, 10/21/27(a)		256	239,560
(1-day SOFR + 1.09%), 1.99%, 01/27/32(a)		208	172,451
(1-day SOFR + 1.21%), 5.05%, 07/23/30(a)		1,333	1,339,547
(1-day SOFR + 1.26%), 2.65%, 10/21/32(a)		428	364,484
(1-day SOFR + 1.27%), 5.73%, 04/25/30(a)		740	764,377
(1-day SOFR + 1.28%), 2.62%, 04/22/32(a)		969	832,433
(1-day SOFR + 1.41%), 3.10%, 02/24/33(a)		50	43,672
(1-day SOFR + 1.47%), 2.91%, 07/21/42(a)		102	73,805
(1-day SOFR + 1.51%), 3.21%, 04/22/42(a)		54	41,023
(1-day SOFR + 1.55%), 5.85%, 04/25/35(a)		511	533,973
(1-day SOFR + 1.55%), 5.33%, 07/23/35(a)		1,844	1,857,694
(1-day SOFR + 1.63%), 3.44%, 02/24/43(a)		190	147,865
(1-day SOFR + 1.73%), 4.48%, 08/23/28(a)		400	395,214
(1-day SOFR + 1.77%), 6.48%, 10/24/29(a)		400	423,276
Security		Par (000)	Value
Banks (continued)
Goldman Sachs Group, Inc. (continued)
(3-mo. CME Term SOFR + 1.63%), 4.02%, 10/31/38(a)	USD	240	$ 210,099
(3-mo. CME Term SOFR + 1.77%), 3.69%, 06/05/28(a)		425	411,379
Series VAR, (1-day SOFR + 0.79%), 1.09%, 12/09/26(a)		350	330,716
HSBC Holdings PLC
6.50%, 09/15/37		300	317,240
(1-day SOFR + 1.06%), 5.60%, 05/17/28(a)		200	202,779
(1-day SOFR + 1.43%), 3.00%, 03/10/26(a)		500	492,407
(1-day SOFR + 1.51%), 4.18%, 12/09/25(a)		200	199,028
(1-day SOFR + 1.57%), 5.89%, 08/14/27(a)		200	203,120
(1-day SOFR + 1.93%), 2.10%, 06/04/26(a)		500	486,256
(1-day SOFR + 2.98%), 6.55%, 06/20/34(a)		200	211,371
(1-day SOFR + 3.35%), 7.39%, 11/03/28(a)		400	428,051
ING Groep NV(a)
(1-day SOFR + 1.56%), 6.08%, 09/11/27		725	740,023
(1-day SOFR + 2.09%), 6.11%, 09/11/34		200	211,187
Inter-American Development Bank, 4.50%, 05/15/26		1,190	1,191,839
JPMorgan Chase & Co.
6.40%, 05/15/38		25	28,501
4.95%, 06/01/45		105	100,573
(1-day SOFR + 0.80%), 1.05%, 11/19/26(a)		330	312,957
(1-day SOFR + 0.92%), 2.60%, 02/24/26(a)		205	201,863
(1-day SOFR + 0.93%), 5.57%, 04/22/28(a)		255	259,780
(1-day SOFR + 1.07%), 1.95%, 02/04/32(a)		95	79,170
(1-day SOFR + 1.13%), 5.00%, 07/22/30(a)		899	905,677
(1-day SOFR + 1.16%), 5.58%, 04/22/30(a)		503	518,691
(1-day SOFR + 1.26%), 2.96%, 01/25/33(a)		215	187,429
(1-day SOFR + 1.31%), 5.01%, 01/23/30(a)		347	349,866
(1-day SOFR + 1.45%), 5.30%, 07/24/29(a)		475	483,449
(1-day SOFR + 1.46%), 5.29%, 07/22/35(a)		772	782,834
(1-day SOFR + 1.49%), 5.77%, 04/22/35(a)		933	977,848
(1-day SOFR + 1.58%), 3.33%, 04/22/52(a)		125	90,818
(1-day SOFR + 1.80%), 4.59%, 04/26/33(a)		85	82,607
(1-day SOFR + 1.81%), 6.25%, 10/23/34(a)		150	162,369
(1-day SOFR + 1.85%), 5.35%, 06/01/34(a)		380	386,935
(1-day SOFR + 1.89%), 2.18%, 06/01/28(a)		95	88,407
(1-day SOFR + 2.04%), 2.52%, 04/22/31(a)		368	325,575
(1-day SOFR + 2.08%), 4.91%, 07/25/33(a)		425	421,017
(1-day SOFR + 2.44%), 3.11%, 04/22/51(a)		125	87,826
(1-day SOFR + 2.58%), 5.72%, 09/14/33(a)		125	129,466
(3-mo. CME Term SOFR + 1.11%), 1.76%, 11/19/31(a)		41	34,180
(3-mo. CME Term SOFR + 1.59%), 2.01%, 03/13/26(a)		550	538,761
(3-mo. CME Term SOFR + 1.64%), 3.96%, 11/15/48(a)		305	251,406
(3-mo. CME Term SOFR + 3.79%), 4.49%, 03/24/31(a)		701	689,579
Lloyds Banking Group PLC(a)
(1-year CMT + 0.85%), 1.63%, 05/11/27		200	188,258
(3-mo. LIBOR US + 1.21%), 3.57%, 11/07/28		200	191,420
M&T Bank Corp., (1-day SOFR + 2.80%), 7.41%, 10/30/29(a)(d)		890	956,628
Mitsubishi UFJ Financial Group, Inc.(a)
(1-year CMT + 0.83%), 2.34%, 01/19/28		200	188,383
(1-year CMT + 1.38%), 5.42%, 02/22/29		250	254,931
(1-year CMT + 1.50%), 5.54%, 04/17/26(d)		440	440,843
Mizuho Financial Group, Inc.(a)
(1-year CMT + 0.90%), 2.65%, 05/22/26		200	195,932
(1-year CMT + 1.65%), 5.78%, 07/06/29		200	205,779

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
Mizuho Financial Group, Inc.(a) (continued)
(1-year CMT + 1.90%), 5.75%, 07/06/34	USD	400	$ 416,549
(1-year CMT + 2.05%), 5.41%, 09/13/28		200	203,393
Morgan Stanley
4.35%, 09/08/26		25	24,699
3.59%, 07/22/28(a)		25	24,047
4.38%, 01/22/47		45	39,690
(1-day SOFR + 0.88%), 1.59%, 05/04/27(a)		525	494,560
(1-day SOFR + 1.02%), 1.93%, 04/28/32(a)		150	123,373
(1-day SOFR + 1.03%), 1.79%, 02/13/32(a)		405	331,640
(1-day SOFR + 1.14%), 2.70%, 01/22/31(a)		839	750,105
(1-day SOFR + 1.18%), 2.24%, 07/21/32(a)		108	90,139
(1-day SOFR + 1.20%), 2.51%, 10/20/32(a)		105	88,671
(1-day SOFR + 1.22%), 5.04%, 07/19/30(a)(d)		775	780,395
(1-day SOFR + 1.26%), 5.66%, 04/18/30(a)		2,136	2,203,336
(1-day SOFR + 1.30%), 5.05%, 01/28/27(a)		100	100,117
(1-day SOFR + 1.56%), 5.32%, 07/19/35(a)(d)		1,216	1,226,022
(1-day SOFR + 1.58%), 5.83%, 04/19/35(a)		894	934,047
(1-day SOFR + 1.67%), 4.68%, 07/17/26(a)		295	293,215
(1-day SOFR + 1.73%), 5.47%, 01/18/35(a)		45	45,795
(1-day SOFR + 2.24%), 6.30%, 10/18/28(a)		375	391,129
(1-day SOFR + 2.56%), 6.34%, 10/18/33(a)		105	113,658
(1-day SOFR + 3.12%), 3.62%, 04/01/31(a)		250	234,326
(3-mo. CME Term SOFR + 1.40%), 3.77%, 01/24/29(a)		20	19,318
(5-year CMT + 2.43%), 5.95%, 01/19/38(a)		245	250,276
NatWest Group PLC, (3-mo. LIBOR US + 1.75%), 4.89%, 05/18/29(a)		225	223,470
PNC Financial Services Group, Inc., (1-day SOFR + 1.32%), 5.81%, 06/12/26(a)		355	356,477
Regions Financial Corp., 2.25%, 05/18/25		75	73,076
Royal Bank of Canada
1.20%, 04/27/26		195	183,256
3.63%, 05/04/27		200	194,833
4.95%, 02/01/29		125	126,609
5.00%, 02/01/33(d)		25	25,227
Santander Holdings USA, Inc.(a)
(1-day SOFR + 1.25%), 2.49%, 01/06/28		125	116,500
(1-day SOFR + 2.33%), 5.81%, 09/09/26		50	50,304
Santander U.K. Group Holdings PLC(a)
(1-day SOFR + 2.75%), 6.83%, 11/21/26		200	203,642
(3-mo. LIBOR US + 1.40%), 3.82%, 11/03/28		200	191,701
State Street Corp.(a)
(1-day SOFR + 2.60%), 2.90%, 03/30/26		20	19,659
(3-mo. CME Term SOFR + 1.29%), 4.14%, 12/03/29		100	97,753
Sumitomo Mitsui Financial Group, Inc.
1.47%, 07/08/25		600	579,810
5.56%, 07/09/34		775	798,631
Toronto-Dominion Bank, 5.10%, 01/09/26		130	130,475
Truist Financial Corp.
3.70%, 06/05/25		125	123,221
1.20%, 08/05/25		200	192,039
(1-day SOFR + 2.05%), 6.05%, 06/08/27(a)		375	381,216
(1-day SOFR + 2.36%), 5.87%, 06/08/34(a)		155	159,947
U.S. Bancorp(a)
(1-day SOFR + 1.86%), 5.68%, 01/23/35		75	77,036
(1-day SOFR + 2.02%), 5.78%, 06/12/29		115	118,433
UBS AG, 5.65%, 09/11/28		200	207,073
UniCredit SpA, (5-year USD ICE Swap + 4.91%), 7.30%, 04/02/34(a)(b)		450	467,271
Security		Par (000)	Value
Banks (continued)
Wells Fargo & Co.
3.90%, 05/01/45	USD	70	$ 57,323
4.40%, 06/14/46		75	62,552
(1-day SOFR + 1.07%), 5.71%, 04/22/28(a)		50	50,976
(1-day SOFR + 1.32%), 3.91%, 04/25/26(a)		200	197,835
(1-day SOFR + 1.51%), 3.53%, 03/24/28(a)		210	202,668
(1-day SOFR + 1.56%), 4.54%, 08/15/26(a)		300	297,679
(1-day SOFR + 1.74%), 5.57%, 07/25/29(a)		275	281,602
(1-day SOFR + 1.78%), 5.50%, 01/23/35(a)		875	891,941
(1-day SOFR + 1.98%), 4.81%, 07/25/28(a)		100	99,741
(1-day SOFR + 2.00%), 2.19%, 04/30/26(a)		440	429,596
(1-day SOFR + 2.06%), 6.49%, 10/23/34(a)		50	54,480
(1-day SOFR + 2.10%), 4.90%, 07/25/33(a)		260	255,547
(1-day SOFR + 2.13%), 4.61%, 04/25/53(a)		84	74,532
(1-day SOFR + 2.53%), 3.07%, 04/30/41(a)		160	120,785
(3-mo. CME Term SOFR + 4.03%), 4.48%, 04/04/31(a)		225	219,888
(3-mo. CME Term SOFR + 4.50%), 5.01%, 04/04/51(a)		702	661,102
Westpac Banking Corp., (5-year USD ICE Swap + 2.24%), 4.32%, 11/23/31(a)		265	259,426
			58,861,744
Beverages — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36		15	14,657
4.90%, 02/01/46		250	236,679
Anheuser-Busch InBev Worldwide, Inc.
5.55%, 01/23/49		125	128,590
5.80%, 01/23/59		20	21,388
Coca-Cola Co.
1.65%, 06/01/30		75	64,284
2.25%, 01/05/32		60	51,771
2.60%, 06/01/50		124	79,703
2.50%, 03/15/51		137	85,845
5.30%, 05/13/54		280	284,921
2.75%, 06/01/60		100	62,580
5.40%, 05/13/64		200	203,349
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30		300	271,500
Constellation Brands, Inc.
3.70%, 12/06/26		100	97,577
2.88%, 05/01/30		125	112,781
4.75%, 05/09/32		105	103,258
Diageo Capital PLC
1.38%, 09/29/25		300	288,142
5.50%, 01/24/33		600	630,241
5.88%, 09/30/36		100	108,045
Keurig Dr. Pepper, Inc.
3.40%, 11/15/25		35	34,337
4.50%, 11/15/45		20	17,414
PepsiCo, Inc.
3.50%, 07/17/25		350	345,399
3.88%, 03/19/60		375	301,295
			3,543,756
Biotechnology — 0.4%
Amgen, Inc.
1.90%, 02/21/25		300	294,075
5.51%, 03/02/26		160	160,001
5.25%, 03/02/30		856	878,772
4.20%, 03/01/33		85	80,339
4.66%, 06/15/51		20	17,521
5.65%, 03/02/53		240	241,829
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Biotechnology (continued)
Amgen, Inc. (continued)
4.40%, 02/22/62	USD	280	$ 227,871
5.75%, 03/02/63		574	577,868
Biogen, Inc., 4.05%, 09/15/25		75	74,132
Gilead Sciences, Inc.
1.65%, 10/01/30		87	73,042
2.60%, 10/01/40		80	56,741
4.80%, 04/01/44		138	127,266
4.75%, 03/01/46		253	230,895
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30(d)		1,170	988,939
2.80%, 09/15/50		50	31,647
			4,060,938
Broadline Retail — 0.1%
Amazon.com, Inc.
3.60%, 04/13/32		120	112,810
4.05%, 08/22/47		25	21,494
2.50%, 06/03/50		160	100,656
2.70%, 06/03/60		45	27,327
eBay, Inc., 2.70%, 03/11/30		190	171,141
Rakuten Group, Inc.(b)
11.25%, 02/15/27		175	189,081
9.75%, 04/15/29		414	438,286
			1,060,795
Building Materials — 0.0%
Eco Material Technologies, Inc., 7.88%, 01/31/27(b)		60	61,052
Building Products — 0.0%
Carrier Global Corp., 2.70%, 02/15/31		20	17,650
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 09/15/30		75	63,590
Precision Castparts Corp., 3.25%, 06/15/25		35	34,483
Trane Technologies Financing Ltd., 5.25%, 03/03/33		125	128,244
			243,967
Capital Markets — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26		240	226,236
3.30%, 01/30/32		150	132,045
Ares Capital Corp.
4.25%, 03/01/25		20	19,820
2.15%, 07/15/26		200	187,177
7.00%, 01/15/27		185	190,927
Barings BDC, Inc., 3.30%, 11/23/26		50	46,822
Blackstone Private Credit Fund, 3.25%, 03/15/27		100	93,642
Blackstone Secured Lending Fund
5.88%, 11/15/27		38	38,284
2.85%, 09/30/28		50	44,785
Charles Schwab Corp., (1-day SOFR + 2.01%), 6.14%, 08/24/34(a)		110	116,495
FactSet Research Systems, Inc.
2.90%, 03/01/27		320	304,293
3.45%, 03/01/32		429	381,774
FS KKR Capital Corp.
2.63%, 01/15/27		110	101,149
3.25%, 07/15/27		100	92,690
3.13%, 10/12/28		220	194,476
7.88%, 01/15/29(d)		10	10,523
6.88%, 08/15/29		380	385,066
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35		200	189,971
Security		Par (000)	Value
Capital Markets (continued)
Golub Capital BDC, Inc., 6.00%, 07/15/29	USD	380	$ 379,385
Intercontinental Exchange, Inc.
3.75%, 12/01/25		275	270,964
3.75%, 09/21/28		20	19,283
5.20%, 06/15/62		80	77,004
Main Street Capital Corp.
3.00%, 07/14/26		100	94,578
6.95%, 03/01/29		150	155,155
Nasdaq, Inc., 5.35%, 06/28/28		20	20,497
Sixth Street Specialty Lending, Inc., 6.13%, 03/01/29(d)		150	151,256
			3,924,297
Chemicals — 0.2%
Air Products and Chemicals, Inc., 4.85%, 02/08/34		100	100,269
Celanese U.S. Holdings LLC, 6.70%, 11/15/33		20	21,505
Chemours Co., 5.75%, 11/15/28(b)(d)		123	115,066
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(b)		104	100,464
DuPont de Nemours, Inc., 5.42%, 11/15/48		20	21,109
Ecolab, Inc.
2.13%, 02/01/32		90	75,989
2.13%, 08/15/50		73	42,127
EIDP, Inc., 4.50%, 05/15/26		35	34,868
LYB International Finance III LLC
5.63%, 05/15/33		125	129,963
4.20%, 05/01/50		60	46,858
3.80%, 10/01/60		100	69,535
NOVA Chemicals Corp., 9.00%, 02/15/30(b)		110	116,290
PPG Industries, Inc., 1.20%, 03/15/26		50	47,080
Rain Carbon, Inc., 12.25%, 09/01/29(b)(d)		141	152,404
Sherwin-Williams Co.
3.45%, 06/01/27		150	144,894
2.95%, 08/15/29		35	32,246
4.50%, 06/01/47		125	108,812
			1,359,479
Commercial Services & Supplies — 0.5%
CoreCivic, Inc., 8.25%, 04/15/29		110	115,771
Equifax, Inc., 3.10%, 05/15/30		150	137,102
GEO Group, Inc.
8.63%, 04/15/29		295	307,158
10.25%, 04/15/31		180	192,952
Global Payments, Inc.
5.30%, 08/15/29		125	126,308
2.90%, 05/15/30		137	121,928
2.90%, 11/15/31		23	19,737
5.40%, 08/15/32		40	39,989
Interface, Inc., 5.50%, 12/01/28(b)(d)		74	71,422
Moody’s Corp.
3.25%, 01/15/28		23	22,057
2.00%, 08/19/31(d)		57	47,599
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 01/15/28(b)(d)		115	114,622
PROG Holdings, Inc., 6.00%, 11/15/29(b)		105	101,006
Quanta Services, Inc.
2.90%, 10/01/30		800	717,874
2.35%, 01/15/32		220	183,603
3.05%, 10/01/41		50	36,266
Republic Services, Inc.
5.20%, 11/15/34		335	342,004
3.05%, 03/01/50		380	262,087

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Services & Supplies (continued)
S&P Global, Inc.
2.45%, 03/01/27	USD	200	$ 189,640
5.25%, 09/15/33(b)		55	56,887
2.30%, 08/15/60		230	124,246
3.90%, 03/01/62		380	293,223
Verisk Analytics, Inc.
4.13%, 03/15/29		200	195,946
5.50%, 06/15/45		40	39,527
3.63%, 05/15/50		35	25,840
Waste Connections, Inc.
2.60%, 02/01/30		150	135,393
2.20%, 01/15/32		25	20,909
3.20%, 06/01/32		85	76,039
Waste Management, Inc.
4.95%, 07/03/31		535	543,569
3.90%, 03/01/35		32	29,167
			4,689,871
Construction & Engineering(b) — 0.0%
Brand Industrial Services, Inc., 10.38%, 08/01/30(d)		67	73,574
Tutor Perini Corp., 11.88%, 04/30/29		212	232,111
			305,685
Construction Materials — 0.0%
Eagle Materials, Inc., 2.50%, 07/01/31		295	253,856
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(b)		100	107,765
			361,621
Consumer Finance — 0.6%
American Express Co.
3.13%, 05/20/26		50	48,595
(1-day SOFR + 1.00%), 5.10%, 02/16/28(a)		665	668,521
(1-day SOFR + 1.33%), 6.34%, 10/30/26(a)		300	304,391
(1-day SOFR + 1.76%), 4.42%, 08/03/33(a)		50	48,224
(1-day SOFR + 1.84%), 5.04%, 05/01/34(a)		220	219,774
(1-day SOFR + 1.93%), 5.63%, 07/28/34(a)		150	154,039
Bread Financial Holdings, Inc., 9.75%, 03/15/29(b)		143	153,321
Capital One Financial Corp.(a)
(1-day SOFR + 2.26%), 6.05%, 02/01/35		430	441,944
(1-day SOFR + 2.44%), 7.15%, 10/29/27		25	26,066
(1-day SOFR + 2.64%), 6.31%, 06/08/29		90	93,344
Charles Schwab Corp.
0.90%, 03/11/26		20	18,732
5.88%, 08/24/26		300	305,626
2.45%, 03/03/27		5	4,717
(1-day SOFR + 1.88%), 6.20%, 11/17/29(a)		20	20,966
(1-day SOFR + 2.50%), 5.85%, 05/19/34(a)		81	84,018
Ford Motor Credit Co. LLC
4.54%, 08/01/26		200	196,812
3.82%, 11/02/27		200	190,315
6.80%, 11/07/28		410	429,867
7.20%, 06/10/30		200	213,789
6.13%, 03/08/34		600	600,817
goeasy Ltd.(b)
9.25%, 12/01/28		138	147,995
7.63%, 07/01/29		70	71,600
Jefferies Financial Group, Inc.
4.85%, 01/15/27		20	19,954
5.88%, 07/21/28		30	30,831
Lazard Group LLC, 4.50%, 09/19/28		100	98,164
LPL Holdings, Inc.
5.70%, 05/20/27		570	576,039
6.00%, 05/20/34		150	151,195
Security		Par (000)	Value
Consumer Finance (continued)
Nomura Holdings, Inc., 5.10%, 07/03/25	USD	200	$ 199,470
OneMain Finance Corp., 9.00%, 01/15/29(d)		141	149,500
StoneX Group, Inc., 7.88%, 03/01/31(b)		257	267,535
			5,936,161
Consumer Staples Distribution & Retail — 0.2%
Academy Ltd., 6.00%, 11/15/27(b)		98	97,020
Dollar General Corp., 5.20%, 07/05/28		245	247,617
FirstCash, Inc.(b)
5.63%, 01/01/30		105	101,988
6.88%, 03/01/32		85	85,966
Foot Locker, Inc., 4.00%, 10/01/29(b)		168	143,798
Gap, Inc., 3.63%, 10/01/29(b)		125	109,262
Sysco Corp., 3.25%, 07/15/27		25	23,997
Target Corp.
2.35%, 02/15/30		75	67,202
4.80%, 01/15/53		35	32,653
United Natural Foods, Inc., 6.75%, 10/15/28(b)		170	155,300
Walmart, Inc.
4.00%, 04/15/26		400	396,940
4.50%, 09/09/52		110	100,845
4.50%, 04/15/53		25	22,859
			1,585,447
Containers & Packaging(b) — 0.0%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29		200	169,871
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/27(d)		25	25,801
			195,672
Diversified Consumer Services — 0.3%
American Express Co., (1-day SOFR + 0.93%), 5.04%, 07/26/28(a)		150	151,012
Berry Global, Inc., 1.65%, 01/15/27		56	51,745
California Institute of Technology
4.32%, 08/01/45		100	91,111
4.70%, 11/01/2111		35	30,982
3.65%, 09/01/2119		50	34,733
Capital One Financial Corp., (1-day SOFR + 1.56%), 5.46%, 07/26/30(a)		610	615,635
Case Western Reserve University, Series 2022-C, 5.41%, 06/01/2122		325	320,272
Charles Schwab Corp., 3.85%, 05/21/25		175	173,069
Cornell University, 4.84%, 06/15/34		75	76,291
Emory University, Series 2020, 2.14%, 09/01/30		35	30,628
Massachusetts Institute of Technology, 3.96%, 07/01/38		50	46,943
Packaging Corp. of America
5.70%, 12/01/33		200	208,364
4.05%, 12/15/49		420	336,820
President and Fellows of Harvard College, 2.52%, 10/15/50(d)		150	98,081
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48		150	117,884
University of Southern California, 4.98%, 10/01/53(d)		10	10,016
WRKCo, Inc., 3.00%, 06/15/33		80	68,760
			2,462,346
Diversified REITs — 1.1%
American Tower Corp.
1.50%, 01/31/28		20	17,901
5.80%, 11/15/28(d)		140	145,239
5.20%, 02/15/29		21	21,292
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified REITs (continued)
American Tower Corp. (continued)
3.80%, 08/15/29	USD	411	$ 391,456
2.90%, 01/15/30		4	3,620
2.10%, 06/15/30		326	280,462
1.88%, 10/15/30		74	61,916
2.70%, 04/15/31		54	46,875
2.30%, 09/15/31		150	125,649
4.05%, 03/15/32(d)		217	203,870
2.95%, 01/15/51		100	64,547
Brixmor Operating Partnership LP, 4.05%, 07/01/30		20	19,007
Brookfield Capital Finance LLC, 6.09%, 06/14/33		15	15,841
Brookfield Finance, Inc.
4.35%, 04/15/30		125	121,457
5.97%, 03/04/54		460	471,180
Crown Castle, Inc.
1.05%, 07/15/26		65	60,286
4.30%, 02/15/29		25	24,356
5.60%, 06/01/29		140	143,889
3.10%, 11/15/29		220	201,282
2.25%, 01/15/31		329	277,898
2.10%, 04/01/31		277	230,083
2.50%, 07/15/31		47	39,814
5.80%, 03/01/34		110	114,312
2.90%, 04/01/41		50	35,699
Equinix, Inc.
1.25%, 07/15/25		100	96,172
1.55%, 03/15/28		50	44,604
2.15%, 07/15/30		216	185,948
2.50%, 05/15/31		540	463,717
3.90%, 04/15/32(d)		353	329,089
GLP Capital LP/GLP Financing II, Inc.
5.75%, 06/01/28		516	522,547
5.30%, 01/15/29		85	84,836
3.25%, 01/15/32		1,101	944,391
09/15/54(c)		300	300,966
Host Hotels & Resorts LP
Series F, 4.50%, 02/01/26		20	19,811
Series J, 2.90%, 12/15/31		430	367,636
Invitation Homes Operating Partnership LP, 5.50%, 08/15/33		40	40,390
Kimco Realty OP LLC, 2.80%, 10/01/26		20	19,148
Prologis LP
4.63%, 01/15/33		40	39,199
5.25%, 06/15/53		40	38,840
Regency Centers LP
3.60%, 02/01/27		20	19,440
3.70%, 06/15/30		100	94,338
Rithm Capital Corp., 8.00%, 04/01/29(b)		270	267,647
Simon Property Group LP, 6.75%, 02/01/40		100	111,210
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/28(b)		160	161,832
VICI Properties LP
4.75%, 02/15/28		369	364,730
4.95%, 02/15/30		802	785,672
5.13%, 05/15/32		289	281,788
5.75%, 04/01/34		103	104,543
VICI Properties LP/VICI Note Co., Inc.(b)
4.25%, 12/01/26		862	840,976
Security		Par (000)	Value
Diversified REITs (continued)
VICI Properties LP/VICI Note Co., Inc.(b) (continued)
4.63%, 12/01/29	USD	845	$ 813,576
4.13%, 08/15/30		314	291,189
			10,752,166
Diversified Telecommunication Services — 1.8%
AT&T, Inc.
1.70%, 03/25/26		730	693,288
1.65%, 02/01/28		260	234,758
3.10%, 02/01/43		125	93,075
4.35%, 06/15/45		45	38,247
5.45%, 03/01/47		59	58,139
4.50%, 03/09/48		56	47,547
3.65%, 06/01/51		366	265,479
3.50%, 09/15/53		425	297,134
3.55%, 09/15/55		71	49,215
3.80%, 12/01/57		464	333,747
3.65%, 09/15/59		1,131	781,594
3.50%, 02/01/61		50	33,816
British Telecommunications PLC, 9.63%, 12/15/30		70	87,179
Cable One, Inc., 4.00%, 11/15/30(b)(d)		210	161,461
CCO Holdings LLC/CCO Holdings Capital Corp.(b)
6.38%, 09/01/29		402	391,413
7.38%, 03/01/31(d)		311	314,054
Charter Communications Operating LLC/Charter Communications Operating Capital
6.48%, 10/23/45		215	203,399
3.90%, 06/01/52		388	251,503
3.95%, 06/30/62		179	109,592
5.50%, 04/01/63		110	87,821
Comcast Corp.
5.25%, 11/07/25		150	150,894
4.15%, 10/15/28		300	295,280
4.65%, 02/15/33(d)		255	251,842
3.75%, 04/01/40		110	91,389
4.60%, 08/15/45		111	99,283
2.89%, 11/01/51		202	129,505
2.45%, 08/15/52		75	43,599
2.94%, 11/01/56		20	12,442
4.95%, 10/15/58		225	206,450
2.65%, 08/15/62		34	19,159
2.99%, 11/01/63		837	506,061
5.50%, 05/15/64		59	58,009
Consolidated Communications, Inc., 6.50%, 10/01/28(b)		12	10,807
Deutsche Telekom International Finance BV, 9.25%, 06/01/32		20	25,260
Directv Financing LLC, 8.88%, 02/01/30(b)(d)		192	192,270
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27(b)		180	173,331
DISH Network Corp., 11.75%, 11/15/27(b)		25	25,023
Frontier Communications Holdings LLC(b)
6.75%, 05/01/29		205	193,697
8.75%, 05/15/30		147	154,002
8.63%, 03/15/31		11	11,521
Level 3 Financing, Inc., 10.50%, 04/15/29(b)		221	226,578
Motorola Solutions, Inc.
4.60%, 02/23/28		65	64,776
2.30%, 11/15/30		400	344,496
2.75%, 05/24/31		200	174,284
5.60%, 06/01/32		522	537,684

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Motorola Solutions, Inc. (continued)
5.40%, 04/15/34	USD	315	$ 320,608
5.50%, 09/01/44		195	194,315
Rogers Communications, Inc.
3.20%, 03/15/27		65	62,433
5.30%, 02/15/34		230	230,523
Sirius XM Radio, Inc., 5.50%, 07/01/29(b)		50	47,794
Sprint LLC, 7.63%, 03/01/26		1,222	1,255,220
TELUS Corp., 2.80%, 02/16/27		25	23,825
Time Warner Cable LLC, 4.50%, 09/15/42		135	101,963
T-Mobile U.S., Inc.
3.50%, 04/15/25		100	98,595
4.80%, 07/15/28		100	100,296
3.88%, 04/15/30		1,591	1,517,282
2.55%, 02/15/31		40	34,755
2.70%, 03/15/32		113	96,816
5.05%, 07/15/33		333	333,501
5.15%, 04/15/34		54	54,396
5.65%, 01/15/53		70	70,608
5.50%, 01/15/55		75	74,102
3.60%, 11/15/60		230	160,372
5.80%, 09/15/62		400	408,120
Verizon Communications, Inc.
1.45%, 03/20/26		210	199,581
2.10%, 03/22/28		200	183,320
1.68%, 10/30/30		146	121,707
1.75%, 01/20/31		147	121,596
2.36%, 03/15/32		1,066	891,794
5.05%, 05/09/33		100	100,748
4.50%, 08/10/33		40	38,429
4.40%, 11/01/34		41	38,821
5.85%, 09/15/35		303	321,372
4.27%, 01/15/36		515	479,727
2.65%, 11/20/40		70	49,472
4.75%, 11/01/41		45	42,400
4.86%, 08/21/46		45	42,011
3.55%, 03/22/51		580	427,659
3.00%, 11/20/60		156	96,561
VF Ukraine PAT via VFU Funding PLC, 6.20%, 02/11/25(b)		7	6,195
Vodafone Group PLC, 6.25%, 11/30/32		200	217,380
			17,094,400
Electric Utilities — 1.8%
AEP Texas, Inc.
4.70%, 05/15/32		105	101,845
5.40%, 06/01/33		117	116,749
3.45%, 05/15/51		155	105,119
5.25%, 05/15/52		120	111,436
Series G, 4.15%, 05/01/49		36	28,062
AEP Transmission Co. LLC
5.15%, 04/01/34		40	40,183
3.80%, 06/15/49		150	114,378
3.15%, 09/15/49		229	156,166
Series M, 3.65%, 04/01/50		75	56,128
Series O, 4.50%, 06/15/52		120	103,011
Alabama Power Co.
5.85%, 11/15/33		80	85,267
4.15%, 08/15/44		127	107,207
3.75%, 03/01/45		83	65,707
4.30%, 01/02/46		48	41,025
3.13%, 07/15/51		29	19,769
Security		Par (000)	Value
Electric Utilities (continued)
Algonquin Power & Utilities Corp., 5.37%, 06/15/26(e)	USD	39	$ 39,095
Appalachian Power Co., Series BB, 4.50%, 08/01/32		30	28,431
Arizona Public Service Co.
2.20%, 12/15/31		45	37,151
5.55%, 08/01/33		120	122,238
Baltimore Gas and Electric Co.
3.75%, 08/15/47		49	37,723
4.25%, 09/15/48		58	48,141
3.20%, 09/15/49		181	124,985
5.40%, 06/01/53		150	147,484
Berkshire Hathaway Energy Co.
1.65%, 05/15/31		75	61,564
6.13%, 04/01/36		50	53,923
5.15%, 11/15/43		45	43,603
4.45%, 01/15/49		125	105,248
4.60%, 05/01/53		230	197,854
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28		10	10,201
4.95%, 04/01/33		150	149,450
5.15%, 03/01/34		50	50,542
4.50%, 04/01/44		20	17,678
Series AD, 2.90%, 07/01/50		96	63,077
Series AJ, 4.85%, 10/01/52		40	36,486
Commonwealth Edison Co., 5.65%, 06/01/54		135	138,238
Constellation Energy Generation LLC
5.80%, 03/01/33		15	15,602
6.50%, 10/01/53		25	27,515
Consumers Energy Co.
01/15/30(c)		40	40,172
3.75%, 02/15/50		37	29,086
DTE Electric Co.
5.20%, 04/01/33		80	81,696
Series B, 3.65%, 03/01/52		20	15,141
Duke Energy Carolinas LLC
4.95%, 01/15/33		20	20,215
3.70%, 12/01/47		579	440,400
3.20%, 08/15/49		195	135,593
3.45%, 04/15/51		90	65,101
3.55%, 03/15/52		45	32,796
5.40%, 01/15/54		150	148,510
Duke Energy Corp.
4.85%, 01/05/29		135	135,515
6.10%, 09/15/53		200	209,208
Duke Energy Florida LLC
3.00%, 12/15/51		265	173,787
5.95%, 11/15/52		202	212,467
Duke Energy Indiana LLC, 5.40%, 04/01/53		10	9,811
Duke Energy Ohio, Inc., 5.65%, 04/01/53		21	21,122
Duke Energy Progress LLC
3.40%, 04/01/32		320	290,910
2.50%, 08/15/50		247	146,746
2.90%, 08/15/51		50	32,183
5.35%, 03/15/53		206	200,775
Edison International
5.75%, 06/15/27		279	284,309
4.13%, 03/15/28		20	19,426
6.95%, 11/15/29		265	286,989
Entergy Arkansas LLC, 5.75%, 06/01/54		30	30,705
Entergy Corp., 2.80%, 06/15/30		20	17,911
Entergy Louisiana LLC, 4.20%, 09/01/48		195	157,729
Entergy Mississippi LLC
5.00%, 09/01/33		150	149,775
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
Entergy Mississippi LLC (continued)
5.85%, 06/01/54	USD	25	$ 25,820
Entergy Texas, Inc.
1.75%, 03/15/31		50	41,379
5.80%, 09/01/53(d)		100	102,937
Evergy Kansas Central, Inc.
5.90%, 11/15/33		20	21,098
5.70%, 03/15/53		40	40,447
Evergy Metro, Inc., 5.40%, 04/01/34		30	30,617
Eversource Energy
4.75%, 05/15/26		150	149,339
5.95%, 02/01/29		37	38,505
5.13%, 05/15/33		50	49,307
5.50%, 01/01/34		150	151,136
Series O, 4.25%, 04/01/29		60	58,292
Exelon Corp.
3.35%, 03/15/32		110	99,024
5.60%, 03/15/53		40	39,662
FirstEnergy Corp.
Series B, 3.90%, 07/15/27		436	422,743
Series C, 4.85%, 07/15/47		22	19,337
Series C, 3.40%, 03/01/50		279	191,755
FirstEnergy Transmission LLC, 4.55%, 04/01/49(b)		316	270,261
Florida Power & Light Co.
5.05%, 04/01/28		30	30,528
5.10%, 04/01/33		110	112,111
5.96%, 04/01/39		25	26,950
4.05%, 10/01/44		60	50,751
3.99%, 03/01/49		109	89,271
3.15%, 10/01/49		100	70,299
2.88%, 12/04/51		376	247,361
5.30%, 04/01/53		190	188,757
Georgia Power Co.
4.95%, 05/17/33		125	125,014
5.13%, 05/15/52		90	86,271
Series 2010-C, 4.75%, 09/01/40		50	46,248
Idaho Power Co., 5.80%, 04/01/54		25	25,533
Indiana Michigan Power Co., 5.63%, 04/01/53		20	20,119
Interstate Power and Light Co., 4.10%, 09/26/28		25	24,384
Kentucky Utilities Co., 3.30%, 06/01/50		25	17,531
MidAmerican Energy Co.
4.25%, 05/01/46		147	124,858
5.85%, 09/15/54		67	70,561
5.30%, 02/01/55		129	126,110
Nevada Power Co.
6.00%, 03/15/54		15	15,684
Series CC, 3.70%, 05/01/29		35	33,620
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/25		50	50,206
4.95%, 01/29/26		135	135,148
2.25%, 06/01/30		25	21,783
5.05%, 02/28/33		150	149,392
5.55%, 03/15/54		65	64,203
Northern States Power Co.
4.13%, 05/15/44		39	32,886
3.60%, 05/15/46		48	36,822
2.90%, 03/01/50		30	19,808
5.10%, 05/15/53		120	113,813
5.40%, 03/15/54		50	49,790
5.65%, 06/15/54		35	35,945
NSTAR Electric Co., 4.95%, 09/15/52		50	46,401
Oglethorpe Power Corp.
5.05%, 10/01/48		10	8,965
Security		Par (000)	Value
Electric Utilities (continued)
Oglethorpe Power Corp. (continued)
6.20%, 12/01/53	USD	75	$ 79,100
Ohio Power Co.
5.65%, 06/01/34		240	246,753
4.00%, 06/01/49		36	27,952
Series P, 2.60%, 04/01/30		316	281,853
Series Q, 1.63%, 01/15/31		47	38,426
Series R, 2.90%, 10/01/51		120	75,334
Oklahoma Gas and Electric Co., 5.40%, 01/15/33		75	77,026
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30		20	18,091
5.65%, 11/15/33		50	52,563
5.30%, 06/01/42		105	103,495
Pacific Gas and Electric Co.
3.15%, 01/01/26		55	53,442
2.95%, 03/01/26		65	62,752
3.30%, 03/15/27		150	143,818
6.10%, 01/15/29		50	51,987
3.25%, 06/01/31		100	87,992
6.95%, 03/15/34		200	220,637
4.50%, 07/01/40		60	51,040
4.95%, 07/01/50		100	85,235
3.50%, 08/01/50		95	64,143
5.25%, 03/01/52		202	178,160
6.75%, 01/15/53		172	184,480
6.70%, 04/01/53		94	100,825
PacifiCorp.
5.10%, 02/15/29		225	228,158
5.30%, 02/15/31		60	60,956
5.35%, 12/01/53		20	18,588
5.50%, 05/15/54		30	28,496
PECO Energy Co.
2.85%, 09/15/51		180	115,133
4.60%, 05/15/52		54	47,540
4.38%, 08/15/52		40	33,881
Potomac Electric Power Co., 5.20%, 03/15/34		140	143,784
PPL Electric Utilities Corp.
4.85%, 02/15/34		105	104,783
5.25%, 05/15/53		40	39,299
Public Service Co. of Colorado
1.88%, 06/15/31		50	41,060
5.25%, 04/01/53		20	18,875
5.75%, 05/15/54		65	66,255
Series 39, 4.50%, 06/01/52		60	50,341
Public Service Co. of New Hampshire, 5.15%, 01/15/53		19	18,313
Sierra Pacific Power Co., 5.90%, 03/15/54		30	31,204
Southern California Edison Co.
5.30%, 03/01/28		79	80,447
5.65%, 10/01/28		88	90,973
2.25%, 06/01/30		204	177,149
5.45%, 06/01/31		479	494,573
5.95%, 11/01/32(d)		60	63,517
5.20%, 06/01/34		100	100,303
5.63%, 02/01/36		78	80,246
5.50%, 03/15/40		35	35,078
3.45%, 02/01/52		80	56,377
5.70%, 03/01/53		50	50,328
5.88%, 12/01/53		20	20,533
5.75%, 04/15/54		20	20,330
Series 05-B, 5.55%, 01/15/36		40	40,709
Series 05-E, 5.35%, 07/15/35		20	20,336
Series A, 4.20%, 03/01/29		22	21,451

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
Southern California Edison Co. (continued)
Series G, 2.50%, 06/01/31	USD	40	$ 34,405
Southern Co.
3.25%, 07/01/26		250	243,113
4.85%, 06/15/28		95	95,483
5.70%, 03/15/34		70	72,895
Series 2021-A, (5-year CMT + 2.92%), 3.75%, 09/15/51(a)		100	94,278
Series B, (5-year CMT + 3.73%), 4.00%, 01/15/51(a)		60	58,277
Southwestern Electric Power Co.
5.30%, 04/01/33		10	9,976
Series M, 4.10%, 09/15/28		95	92,240
Tampa Electric Co., 4.90%, 03/01/29		25	25,285
Tucson Electric Power Co., 5.50%, 04/15/53		10	9,836
Union Electric Co., 5.45%, 03/15/53		110	108,444
Virginia Electric and Power Co.
6.35%, 11/30/37		50	54,571
4.60%, 12/01/48		75	65,107
2.95%, 11/15/51		46	29,707
5.45%, 04/01/53		100	98,737
5.70%, 08/15/53		95	97,365
Series A, 3.80%, 04/01/28		200	194,500
Series B, 3.75%, 05/15/27		100	97,585
Series D, 4.65%, 08/15/43		150	134,712
Vistra Operations Co. LLC, 6.00%, 04/15/34(b)		503	514,682
Wisconsin Power and Light Co., 3.95%, 09/01/32		135	126,198
Xcel Energy, Inc.
4.60%, 06/01/32		55	52,995
5.50%, 03/15/34		50	50,635
			17,290,287
Electrical Equipment — 0.1%
Emerson Electric Co., 2.00%, 12/21/28		50	45,255
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.40%, 05/01/30		21	19,354
2.50%, 05/11/31		105	89,702
2.65%, 02/15/32		290	245,760
5.00%, 01/15/33		50	49,484
			449,555
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp., 2.20%, 09/15/31		120	101,166
Arrow Electronics, Inc., 3.88%, 01/12/28		95	91,124
Avnet, Inc., 6.25%, 03/15/28		20	20,784
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29		670	613,641
3.57%, 12/01/31		370	329,116
Honeywell International, Inc.
4.88%, 09/01/29		25	25,408
4.50%, 01/15/34		370	362,647
5.25%, 03/01/54		133	131,885
5.35%, 03/01/64		118	117,640
Jabil, Inc., 4.25%, 05/15/27		100	98,200
Keysight Technologies, Inc., 4.60%, 04/06/27		100	99,456
TD SYNNEX Corp., 1.75%, 08/09/26		75	70,158
Vontier Corp., 2.95%, 04/01/31		560	476,500
Xerox Holdings Corp.(b)
5.50%, 08/15/28(d)		201	170,532
8.88%, 11/30/29		50	46,451
			2,754,708
Security		Par (000)	Value
Energy Equipment & Services — 0.2%
Helix Energy Solutions Group, Inc., 9.75%, 03/01/29(b)(d)	USD	64	$ 68,385
Noble Finance II LLC, 8.00%, 04/15/30(b)		255	267,794
Petroleos Mexicanos
8.75%, 06/02/29		10	9,929
5.95%, 01/28/31(d)		10	8,239
Transocean, Inc.(b)
8.25%, 05/15/29(d)		25	25,527
8.75%, 02/15/30		143	150,317
8.50%, 05/15/31(d)		30	30,711
USA Compression Partners LP/USA Compression Finance Corp., 7.13%, 03/15/29(b)		117	119,068
Valaris Ltd., 8.38%, 04/30/30(b)		257	269,095
Venture Global LNG, Inc.(b)
8.13%, 06/01/28		25	26,036
9.50%, 02/01/29		135	150,186
8.38%, 06/01/31		20	21,017
9.88%, 02/01/32(d)		203	225,348
			1,371,652
Entertainment — 0.2%
Electronic Arts, Inc., 2.95%, 02/15/51		25	16,788
Meta Platforms, Inc.
4.45%, 08/15/52		20	17,547
5.60%, 05/15/53		170	177,235
4.65%, 08/15/62		881	779,045
5.75%, 05/15/63		300	315,002
Netflix, Inc., 5.40%, 08/15/54		60	60,582
			1,366,199
Financial Services — 0.6%
Ally Financial, Inc.(a)
(1-day SOFR + 2.82%), 6.85%, 01/03/30		265	277,030
(1-day SOFR + 3.26%), 6.99%, 06/13/29		20	21,028
Ameriprise Financial, Inc.
5.70%, 12/15/28		350	363,529
5.15%, 05/15/33		410	416,281
Apollo Global Management, Inc., 5.80%, 05/21/54		420	423,201
Berkshire Hathaway Finance Corp.
1.85%, 03/12/30		80	69,994
3.85%, 03/15/52		190	151,949
Blue Owl Credit Income Corp., 4.70%, 02/08/27		50	48,406
Burford Capital Global Finance LLC(b)
6.88%, 04/15/30		15	14,796
9.25%, 07/01/31		5	5,328
Carvana Co.(b)(f)
(12.00% PIK), 12.00%, 12/01/28		358	387,047
(13.00% PIK), 13.00%, 06/01/30		143	157,721
Coinbase Global, Inc.(b)(d)
3.38%, 10/01/28		222	195,430
3.63%, 10/01/31		93	77,319
Corebridge Financial, Inc.
3.90%, 04/05/32		20	18,381
4.35%, 04/05/42		40	34,051
Credit Acceptance Corp., 9.25%, 12/15/28(b)		208	221,967
Freedom Mortgage Corp., 12.25%, 10/01/30(b)		62	67,955
Freedom Mortgage Holdings LLC(b)
9.25%, 02/01/29		70	70,501
9.13%, 05/15/31		80	78,700
GGAM Finance Ltd., 8.00%, 02/15/27(b)		50	51,696
Invesco Finance PLC, 3.75%, 01/15/26		75	73,582
LD Holdings Group LLC, 8.75%, 11/01/27(b)(d)		143	130,072
Mastercard, Inc.
4.88%, 03/09/28		580	591,428
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Financial Services (continued)
Mastercard, Inc. (continued)
3.95%, 02/26/48	USD	62	$ 51,725
3.85%, 03/26/50		571	464,494
2.95%, 03/15/51		460	314,776
Nasdaq, Inc., 5.65%, 06/28/25		25	25,076
National Rural Utilities Cooperative Finance Corp.
5.60%, 11/13/26		40	40,765
5.05%, 09/15/28		70	71,124
5.15%, 06/15/29		85	86,888
Nationstar Mortgage Holdings, Inc.(b)
6.50%, 08/01/29		80	79,882
7.13%, 02/01/32		188	191,900
ORIX Corp., 5.20%, 09/13/32		50	50,803
PennyMac Financial Services, Inc.(b)
7.88%, 12/15/29		20	20,936
7.13%, 11/15/30		60	60,460
Starwood Property Trust, Inc., 7.25%, 04/01/29(b)		105	107,987
United Wholesale Mortgage LLC, 5.50%, 04/15/29(b)		203	195,725
Visa, Inc.
1.10%, 02/15/31		40	32,621
4.30%, 12/14/45		241	215,313
3.65%, 09/15/47		35	28,049
Voya Financial, Inc., 3.65%, 06/15/26		100	97,591
			6,083,507
Food Products — 0.0%
Archer-Daniels-Midland Co.
2.50%, 08/11/26		50	47,878
4.50%, 08/15/33		20	19,463
Hershey Co., 2.30%, 08/15/26		35	33,485
J.M. Smucker Co.
3.38%, 12/15/27		20	19,228
4.25%, 03/15/35		100	92,325
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 5.75%, 04/01/33		91	91,431
Kraft Heinz Foods Co., 5.20%, 07/15/45		45	42,390
MHP Lux SA, 6.25%, 09/19/29(b)		14	10,010
			356,210
Gas Utilities — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25		26	25,828
9.38%, 06/01/28(b)		69	72,233
Atmos Energy Corp.
4.13%, 10/15/44		30	25,394
6.20%, 11/15/53		30	33,137
Boardwalk Pipelines LP, 5.95%, 06/01/26		50	50,595
CenterPoint Energy Resources Corp., 4.40%, 07/01/32		63	60,406
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27		544	546,699
3.70%, 11/15/29		130	122,988
2.74%, 12/31/39		438	357,623
Enterprise Products Operating LLC, 6.45%, 09/01/40		200	220,892
National Fuel Gas Co., 5.50%, 01/15/26		75	75,232
NGL Energy Operating LLC/NGL Energy Finance Corp.(b)
8.13%, 02/15/29		188	190,530
8.38%, 02/15/32		375	383,194
NiSource, Inc.
2.95%, 09/01/29		24	22,023
5.40%, 06/30/33		88	89,163
5.35%, 04/01/34		128	128,947
Security		Par (000)	Value
Gas Utilities (continued)
NiSource, Inc. (continued)
5.00%, 06/15/52	USD	45	$ 41,144
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29		50	47,207
2.50%, 03/15/31		52	44,800
5.40%, 06/15/33		100	102,107
Southern California Gas Co.
6.35%, 11/15/52		15	16,713
5.75%, 06/01/53		100	102,802
Southern Co. Gas Capital Corp.
5.88%, 03/15/41		20	20,708
Series 20-A, 1.75%, 01/15/31		60	49,628
Southwest Gas Corp.
3.70%, 04/01/28		150	144,638
4.05%, 03/15/32		125	115,880
Texas Eastern Transmission LP, 7.00%, 07/15/32		18	19,978
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26		245	253,102
4.60%, 03/15/48		131	113,703
3.95%, 05/15/50		290	224,455
			3,701,749
Ground Transportation — 0.3%
Brightline East LLC, 11.00%, 01/31/30(b)(d)		200	181,969
Burlington Northern Santa Fe LLC
4.90%, 04/01/44		45	42,891
3.05%, 02/15/51		113	77,664
2.88%, 06/15/52		343	224,460
4.45%, 01/15/53		50	43,975
5.20%, 04/15/54		458	449,457
Canadian National Railway Co.
6.20%, 06/01/36		125	138,574
4.40%, 08/05/52		300	264,735
CSX Corp., 6.22%, 04/30/40		175	191,556
FedEx Corp.
3.40%, 02/15/28		20	19,230
2.40%, 05/15/31		80	69,323
5.25%, 05/15/50(d)		80	76,064
Norfolk Southern Corp.
2.90%, 06/15/26		25	24,130
4.84%, 10/01/41		150	140,491
3.05%, 05/15/50		93	62,568
2.90%, 08/25/51		50	32,143
3.16%, 05/15/55		335	219,160
Union Pacific Corp.
3.75%, 07/15/25		25	24,703
2.40%, 02/05/30		110	98,666
2.80%, 02/14/32		20	17,709
3.84%, 03/20/60		311	236,218
United Parcel Service, Inc., 5.30%, 04/01/50		25	24,732
			2,660,418
Health Care Equipment & Supplies — 0.1%
Abbott Laboratories, 4.90%, 11/30/46		280	271,410
Bausch & Lomb Escrow Corp., 8.38%, 10/01/28(b)		147	151,031
Baxter International, Inc.
2.60%, 08/15/26		50	47,815
3.95%, 04/01/30		20	19,098
Boston Scientific Corp., 2.65%, 06/01/30		25	22,471
Solventum Corp.(b)
5.45%, 02/25/27		39	39,367
6.00%, 05/15/64		186	181,434

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care Equipment & Supplies (continued)
Thermo Fisher Scientific, Inc., 1.22%, 10/18/24	USD	35	$ 34,682
Zimmer Biomet Holdings, Inc., 5.35%, 12/01/28		80	81,867
			849,175
Health Care Providers & Services — 1.0%
Adventist Health System, 5.43%, 03/01/32(d)		50	50,574
Allina Health System, Series 2019, 3.89%, 04/15/49		50	40,333
Baylor Scott & White Holdings, 4.19%, 11/15/45		50	44,226
Centene Corp., 4.63%, 12/15/29		75	72,185
Cigna Group
4.38%, 10/15/28		90	88,751
4.90%, 12/15/48		145	130,294
CommonSpirit Health
3.91%, 10/01/50		50	39,153
6.46%, 11/01/52		35	39,921
CVS Health Corp.
4.30%, 03/25/28		535	524,508
2.70%, 08/21/40(d)		204	139,674
6.00%, 06/01/44		27	27,139
5.13%, 07/20/45		205	185,266
5.05%, 03/25/48		75	66,144
4.25%, 04/01/50		184	144,226
DaVita, Inc., 4.63%, 06/01/30(b)		126	115,385
Dignity Health, 4.50%, 11/01/42(d)		50	44,245
Elevance Health, Inc.
4.10%, 03/01/28		50	49,040
4.65%, 01/15/43		75	67,478
4.38%, 12/01/47		75	63,829
3.13%, 05/15/50		99	68,007
3.60%, 03/15/51		77	56,861
5.13%, 02/15/53		61	57,316
4.85%, 08/15/54		30	26,246
Fortrea Holdings, Inc., 7.50%, 07/01/30(b)(d)		185	187,651
Hackensack Meridian Health, Inc., Series 2020, 2.68%, 09/01/41		50	35,449
HCA, Inc.
5.25%, 04/15/25		309	308,415
5.88%, 02/15/26		19	19,119
5.25%, 06/15/26		179	179,399
5.38%, 09/01/26		390	391,695
5.45%, 04/01/31(d)		2,040	2,080,193
3.63%, 03/15/32		120	108,036
5.60%, 04/01/34		230	233,808
5.13%, 06/15/39		80	76,276
5.50%, 06/15/47		115	109,779
4.63%, 03/15/52		675	557,449
6.00%, 04/01/54		125	125,945
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 04/30/28(b)		67	71,355
Humana, Inc.
1.35%, 02/03/27		35	32,207
5.75%, 03/01/28		150	154,659
5.88%, 03/01/33		151	156,856
5.95%, 03/15/34		19	19,889
IQVIA, Inc., 6.25%, 02/01/29		45	47,018
Kaiser Foundation Hospitals
4.88%, 04/01/42		50	48,469
4.15%, 05/01/47		50	43,326
Memorial Sloan-Kettering Cancer Center, Series 2020, 2.96%, 01/01/50		50	34,785
Mount Nittany Medical Center Obligated Group, Series 2022, 3.80%, 11/15/52		50	39,714
Security		Par (000)	Value
Health Care Providers & Services (continued)
Mount Sinai Hospital, Series 2019, 3.74%, 07/01/49	USD	100	$ 74,420
Nationwide Children’s Hospital, Inc., 4.56%, 11/01/52		35	32,801
Northwell Healthcare, Inc., 3.81%, 11/01/49(d)		85	65,258
Novant Health, Inc., 2.64%, 11/01/36		50	38,990
Providence St Joseph Health Obligated Group, Series A, 3.93%, 10/01/48		50	39,514
Sutter Health, 5.55%, 08/15/53		100	106,658
UnitedHealth Group, Inc.
4.25%, 03/15/43		120	105,799
4.20%, 01/15/47		209	176,211
4.25%, 06/15/48		67	56,759
4.75%, 05/15/52		40	36,158
5.88%, 02/15/53		200	211,643
5.05%, 04/15/53		41	38,793
5.63%, 07/15/54		240	246,076
3.88%, 08/15/59		369	277,328
5.20%, 04/15/63		350	331,599
5.75%, 07/15/64		115	118,111
			9,158,411
Health Care REITs — 0.0%
Healthpeak OP LLC, 4.00%, 06/01/25		20	19,757
MPT Operating Partnership LP/MPT Finance Corp.
5.25%, 08/01/26		97	87,128
5.00%, 10/15/27(d)		109	89,369
Omega Healthcare Investors, Inc., 3.38%, 02/01/31		100	88,161
Ventas Realty LP, 4.13%, 01/15/26		20	19,716
Welltower OP LLC, 3.85%, 06/15/32		20	18,476
			322,607
Health Care Technology — 0.1%
Cardinal Health, Inc.
3.75%, 09/15/25		50	49,259
5.45%, 02/15/34		83	84,996
Cencora, Inc., 2.70%, 03/15/31		350	306,262
McKesson Corp., 0.90%, 12/03/25		610	578,607
			1,019,124
Hotels, Restaurants & Leisure — 0.3%
Carnival Corp., 7.63%, 03/01/26(b)		69	69,668
Darden Restaurants, Inc., 6.30%, 10/10/33		110	116,246
Hyatt Hotels Corp.
1.80%, 10/01/24		200	198,611
5.75%, 01/30/27		200	203,441
Las Vegas Sands Corp., 5.90%, 06/01/27		49	49,778
Marriott International, Inc.
5.45%, 09/15/26		100	101,428
5.55%, 10/15/28		250	257,698
5.30%, 05/15/34		48	48,382
Series HH, 2.85%, 04/15/31		280	245,423
Series II, 2.75%, 10/15/33		47	39,116
McDonald’s Corp.
3.50%, 03/01/27		500	486,066
3.80%, 04/01/28		50	48,736
3.63%, 09/01/49		300	223,292
5.15%, 09/09/52(d)		50	47,359
5.45%, 08/14/53		370	366,124
Raising Cane’s Restaurants LLC, 9.38%, 05/01/29(b)		141	152,219
Starbucks Corp., 4.80%, 02/15/33		275	274,287
			2,927,874
Household Durables — 0.2%
APX Group, Inc., 5.75%, 07/15/29(b)(d)		157	152,742
Lennar Corp., 4.75%, 11/29/27		10	10,002
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Household Durables (continued)
MDC Holdings, Inc., 3.97%, 08/06/61(d)	USD	15	$ 12,891
NVR, Inc., 3.00%, 05/15/30		1,300	1,181,100
PulteGroup, Inc., 5.50%, 03/01/26		50	50,305
Whirlpool Corp., 4.75%, 02/26/29		130	129,914
			1,536,954
Household Products — 0.0%
Colgate-Palmolive Co., 3.70%, 08/01/47		86	70,663
Kimberly-Clark Corp., 2.88%, 02/07/50		15	10,320
Procter & Gamble Co., 3.60%, 03/25/50		25	20,232
			101,215
Independent Power and Renewable Electricity Producers — 0.0%
Continuum Energy Pte Ltd., 5.00%, 09/13/27(g)		206	206,000
Talen Energy Supply LLC, 8.63%, 06/01/30(b)		60	64,658
			270,658
Industrial Conglomerates — 0.1%
3M Co., 3.38%, 03/01/29		75	71,055
Eaton Corp., 4.00%, 11/02/32		20	19,105
Icahn Enterprises LP/Icahn Enterprises Finance Corp.(b)
9.75%, 01/15/29		68	71,608
9.00%, 06/15/30		193	195,507
OCP SA, 6.75%, 05/02/34(b)		200	208,000
Textron, Inc., 3.90%, 09/17/29		53	50,705
			615,980
Insurance — 0.8%
Aflac, Inc., 4.75%, 01/15/49		10	9,100
Alleghany Corp., 3.63%, 05/15/30		25	23,811
Allstate Corp.
5.05%, 06/24/29		275	278,749
5.25%, 03/30/33		100	102,009
American International Group, Inc.
5.13%, 03/27/33		40	40,335
4.80%, 07/10/45		150	137,751
4.75%, 04/01/48		63	57,337
Aon Corp./Aon Global Holdings PLC, 3.90%, 02/28/52		25	19,071
Aon North America, Inc., 5.75%, 03/01/54		240	242,091
Arthur J Gallagher & Co.
3.50%, 05/20/51		80	56,784
3.05%, 03/09/52		45	28,405
6.75%, 02/15/54		125	141,377
5.75%, 07/15/54		540	541,094
Assured Guaranty U.S. Holdings, Inc., 6.13%, 09/15/28		226	236,306
Athene Holding Ltd., 3.95%, 05/25/51		5	3,653
Brighthouse Financial, Inc., 3.85%, 12/22/51		30	19,808
Brown & Brown, Inc., 4.95%, 03/17/52		230	201,152
Enstar Group Ltd., 3.10%, 09/01/31		370	305,060
Fairfax Financial Holdings Ltd.
5.63%, 08/16/32		445	451,767
6.35%, 03/22/54(b)		140	144,003
6.10%, 03/15/55(b)		190	189,854
Fidelity National Financial, Inc., 3.20%, 09/17/51		120	75,919
Lincoln National Corp.
3.80%, 03/01/28		100	96,731
3.40%, 01/15/31		20	18,104
Manulife Financial Corp., 2.48%, 05/19/27		20	18,800
Markel Group, Inc., 6.00%, 05/16/54		245	248,412
Security		Par (000)	Value
Insurance (continued)
Marsh & McLennan Cos., Inc.
4.38%, 03/15/29	USD	100	$ 99,432
2.38%, 12/15/31		100	85,129
4.20%, 03/01/48		650	542,545
4.90%, 03/15/49		514	475,077
2.90%, 12/15/51		106	68,258
5.45%, 03/15/53		660	660,727
5.70%, 09/15/53		168	174,736
5.45%, 03/15/54		116	116,857
MetLife, Inc.
5.38%, 07/15/33		25	25,776
4.05%, 03/01/45		35	29,013
Principal Financial Group, Inc.
5.38%, 03/15/33		39	39,807
5.50%, 03/15/53		110	108,111
Progressive Corp., 3.70%, 03/15/52		80	61,113
Prudential Funding Asia PLC, 3.13%, 04/14/30		50	45,657
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33		760	769,586
Travelers Cos., Inc.
4.60%, 08/01/43		25	23,006
5.45%, 05/25/53		20	20,577
Unum Group
4.50%, 12/15/49		50	40,065
4.13%, 06/15/51		140	105,526
Willis North America, Inc., 5.90%, 03/05/54		480	480,303
			7,658,784
Interactive Media & Services — 0.0%
Alphabet, Inc.
1.90%, 08/15/40		60	40,506
2.25%, 08/15/60		35	20,211
			60,717
IT Services — 0.4%
Concentrix Corp., 6.60%, 08/02/28		20	20,607
Gartner, Inc., 4.50%, 07/01/28(b)		824	800,007
IBM International Capital Pte. Ltd., 5.30%, 02/05/54		100	96,232
International Business Machines Corp.
2.20%, 02/09/27		815	768,555
5.88%, 11/29/32		40	43,094
4.25%, 05/15/49		235	195,624
4.90%, 07/27/52		450	415,505
5.10%, 02/06/53		430	414,403
Intuit, Inc.
5.20%, 09/15/33		500	514,409
5.50%, 09/15/53		100	103,131
Leidos, Inc., 3.63%, 05/15/25		85	83,750
Microsoft Corp.
2.92%, 03/17/52		100	70,240
3.95%, 08/08/56		200	168,323
2.68%, 06/01/60		260	164,047
Roper Technologies, Inc., 1.00%, 09/15/25		50	47,762
VeriSign, Inc., 2.70%, 06/15/31		310	265,562
			4,171,251
Leisure Products — 0.0%
Amer Sports Co., 6.75%, 02/16/31(b)(d)		213	210,893
Hasbro, Inc.
3.50%, 09/15/27		20	19,129
3.90%, 11/19/29		50	47,180
			277,202

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Life Sciences Tools & Services — 0.0%
Agilent Technologies, Inc., 2.30%, 03/12/31	USD	79	$ 67,445
Revvity, Inc., 3.30%, 09/15/29		25	23,174
Thermo Fisher Scientific, Inc., 5.09%, 08/10/33		137	140,190
			230,809
Machinery — 0.2%
Caterpillar Financial Services Corp., 5.40%, 03/10/25		65	65,098
Caterpillar, Inc., 3.25%, 09/19/49		145	106,834
CNH Industrial Capital LLC, 4.55%, 04/10/28		20	19,817
IDEX Corp.
3.00%, 05/01/30		430	388,294
2.63%, 06/15/31		645	557,780
Ingersoll Rand, Inc.
5.40%, 08/14/28		35	35,870
5.70%, 08/14/33		50	52,420
John Deere Capital Corp.
4.75%, 01/20/28		60	60,570
2.00%, 06/17/31		145	122,790
Otis Worldwide Corp., 2.57%, 02/15/30		60	53,566
Stanley Black & Decker, Inc.
4.25%, 11/15/28		100	98,398
2.30%, 03/15/30		65	56,721
Westinghouse Air Brake Technologies Corp., 5.61%, 03/11/34		160	164,599
Xylem, Inc./New York, 3.25%, 11/01/26		50	48,390
			1,831,147
Media — 0.2%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/28(b)		39	35,755
AMC Networks, Inc., 10.25%, 01/15/29(b)		50	49,408
Cogent Communications Group, Inc., 7.00%, 06/15/27(b)		160	161,403
Cogent Communications Group, Inc./Cogent Communications Finance, Inc., 7.00%, 06/15/27(b)		70	70,684
Discovery Communications LLC, 3.95%, 03/20/28		225	211,726
Fox Corp., 3.05%, 04/07/25		300	295,278
Gannett Holdings LLC, 6.00%, 11/01/26(b)(d)		120	116,560
Interpublic Group of Cos., Inc., 3.38%, 03/01/41		5	3,769
Nexstar Media, Inc., 4.75%, 11/01/28(b)(d)		213	195,976
Paramount Global
4.20%, 05/19/32		90	76,752
5.85%, 09/01/43		63	52,081
5.25%, 04/01/44		21	15,902
4.90%, 08/15/44		15	10,918
4.60%, 01/15/45		24	16,670
TEGNA, Inc., 4.63%, 03/15/28		292	267,892
Univision Communications, Inc.(b)
8.00%, 08/15/28		105	105,520
7.38%, 06/30/30(d)		110	105,906
Warnermedia Holdings, Inc.
4.28%, 03/15/32		25	21,686
5.05%, 03/15/42		75	59,166
5.14%, 03/15/52		175	130,190
			2,003,242
Metals & Mining — 0.5%
Anglo American Capital PLC, 5.63%, 04/01/30(b)		400	407,624
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28		235	236,367
5.25%, 09/08/30		250	258,476
4.90%, 02/28/33		75	75,250
5.00%, 09/30/43		150	144,466
5.50%, 09/08/53		420	428,220
Security		Par (000)	Value
Metals & Mining (continued)
Cleveland-Cliffs, Inc., 7.00%, 03/15/32(b)	USD	110	$ 110,397
Freeport-McMoRan, Inc., 5.45%, 03/15/43		50	47,928
Glencore Funding LLC(b)
5.37%, 04/04/29		103	104,465
6.38%, 10/06/30		633	672,985
2.85%, 04/27/31		110	94,680
Kinross Gold Corp., 4.50%, 07/15/27		20	19,731
Mineral Resources Ltd.(b)
8.13%, 05/01/27		40	40,536
9.25%, 10/01/28		160	170,154
Newmont Corp., 2.25%, 10/01/30		84	73,484
Newmont Corp./Newcrest Finance Pty. Ltd., 3.25%, 05/13/30(b)		60	55,655
Nucor Corp., 3.13%, 04/01/32		70	62,204
Reliance, Inc.
1.30%, 08/15/25		200	191,789
2.15%, 08/15/30		790	677,887
Rio Tinto Finance USA Ltd., 2.75%, 11/02/51		20	12,821
Rio Tinto Finance USA PLC
4.75%, 03/22/42		150	141,627
5.13%, 03/09/53		340	328,825
Samarco Mineracao SA, (9.00% PIK), 9.00%, 06/30/31(f)(h)		44	40,978
Southern Copper Corp., 5.25%, 11/08/42		350	329,840
Steel Dynamics, Inc., 3.25%, 10/15/50		140	94,476
SunCoke Energy, Inc., 4.88%, 06/30/29(b)		125	114,318
Taseko Mines Ltd., 8.25%, 05/01/30(b)		35	35,888
Vale Overseas Ltd., 6.40%, 06/28/54		17	16,939
			4,988,010
Multi-Utilities — 0.3%
Ameren Corp., 5.70%, 12/01/26		110	111,889
Ameren Illinois Co.
4.95%, 06/01/33		135	135,112
5.90%, 12/01/52		20	21,157
Black Hills Corp., 6.00%, 01/15/35		80	82,473
CenterPoint Energy, Inc., 1.45%, 06/01/26		50	46,921
Consolidated Edison Co. of New York, Inc.
4.50%, 12/01/45		65	56,655
6.15%, 11/15/52		170	186,012
5.70%, 05/15/54		60	61,565
Series 2006-A, 5.85%, 03/15/36		100	105,773
Consumers Energy Co.
4.90%, 02/15/29		25	25,320
4.60%, 05/30/29		40	40,096
4.63%, 05/15/33		574	562,912
3.25%, 08/15/46		50	37,363
4.35%, 04/15/49		25	21,695
2.50%, 05/01/60		30	17,248
Dominion Energy South Carolina, Inc., 6.25%, 10/15/53		39	43,363
Dominion Energy, Inc.
Series A, 4.35%, 08/15/32		50	47,797
Series B, 5.95%, 06/15/35		100	105,025
DTE Energy Co., 4.88%, 06/01/28		125	125,032
National Grid PLC, 5.42%, 01/11/34		40	40,130
Public Service Electric and Gas Co.
4.65%, 03/15/33		80	78,923
5.20%, 08/01/33		50	51,259
5.20%, 03/01/34		65	66,581
3.95%, 05/01/42		60	50,636
2.05%, 08/01/50		173	96,516
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Multi-Utilities (continued)
Public Service Electric and Gas Co. (continued)
5.45%, 08/01/53	USD	100	$ 101,206
Public Service Enterprise Group, Inc., 2.45%, 11/15/31		100	84,478
Puget Sound Energy, Inc.
5.45%, 06/01/53		10	9,877
5.69%, 06/15/54		30	30,677
San Diego Gas & Electric Co.
5.35%, 04/01/53		165	161,510
Series VVV, 1.70%, 10/01/30		100	84,457
Sempra, 4.00%, 02/01/48		40	31,347
WEC Energy Group, Inc., 5.60%, 09/12/26		50	50,704
			2,771,709
Office REITs — 0.0%
Alexandria Real Estate Equities, Inc.
4.70%, 07/01/30		40	39,457
4.00%, 02/01/50		125	94,726
Boston Properties LP, 2.45%, 10/01/33		25	19,187
			153,370
Oil, Gas & Consumable Fuels — 3.5%
Antero Resources Corp.(b)
7.63%, 02/01/29		153	158,032
5.38%, 03/01/30		152	148,576
Apache Corp.
5.10%, 09/01/40		146	127,792
4.75%, 04/15/43		125	101,671
BP Capital Markets America, Inc.
2.72%, 01/12/32		136	118,106
3.06%, 06/17/41		80	60,180
2.77%, 11/10/50		99	63,319
3.38%, 02/08/61		84	57,341
California Resources Corp., 8.25%, 06/15/29(b)		152	155,653
Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.75%, 07/15/28(b)(d)		144	132,064
Cameron LNG LLC(b)
3.30%, 01/15/35		521	439,217
3.40%, 01/15/38		70	58,747
Canadian Natural Resources Ltd.
2.95%, 07/15/30		20	17,947
6.50%, 02/15/37		10	10,692
4.95%, 06/01/47(d)		220	196,077
Cheniere Energy Partners LP
4.50%, 10/01/29		108	104,519
4.00%, 03/01/31		644	596,050
3.25%, 01/31/32		216	188,440
5.95%, 06/30/33(d)		263	271,687
5.75%, 08/15/34(b)		48	48,934
Cheniere Energy, Inc., 5.65%, 04/15/34(b)		546	554,828
Chevron Corp., 3.33%, 11/17/25		50	49,207
Chevron USA, Inc.
3.90%, 11/15/24		65	64,687
2.34%, 08/12/50		127	76,267
Civitas Resources, Inc.(b)
8.38%, 07/01/28		142	149,087
8.75%, 07/01/31		63	67,749
Comstock Resources, Inc., 6.75%, 03/01/29(b)		157	152,114
ConocoPhillips, 5.90%, 05/15/38		50	53,181
ConocoPhillips Co., 3.80%, 03/15/52		5	3,853
Continental Resources, Inc., 4.90%, 06/01/44		5	4,223
CVR Energy, Inc., 8.50%, 01/15/29(b)		185	188,150
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.63%, 03/15/29(b)	USD	222	$ 230,633
Devon Energy Corp., 5.60%, 07/15/41		96	92,121
Diamondback Energy, Inc.
3.25%, 12/01/26		1,127	1,088,964
3.50%, 12/01/29		1,845	1,734,513
3.13%, 03/24/31		887	796,385
6.25%, 03/15/33		180	192,245
4.40%, 03/24/51		104	85,613
4.25%, 03/15/52		341	271,745
6.25%, 03/15/53		249	263,026
5.75%, 04/18/54		105	103,933
5.90%, 04/18/64		678	674,361
Ecopetrol SA
8.88%, 01/13/33(d)		8	8,327
8.38%, 01/19/36		4	3,980
Enbridge, Inc.
4.25%, 12/01/26		215	212,152
2.50%, 08/01/33		26	21,200
5.50%, 12/01/46		20	19,759
Energy Transfer LP
5.50%, 06/01/27		475	482,022
4.95%, 05/15/28		139	139,329
5.25%, 07/01/29		230	232,496
7.38%, 02/01/31(b)		613	647,404
7.50%, 07/01/38		30	35,026
6.05%, 06/01/41		20	20,209
5.15%, 03/15/45		170	153,759
5.40%, 10/01/47		290	267,461
5.00%, 05/15/50		90	78,493
5.95%, 05/15/54		246	242,921
6.05%, 09/01/54		320	320,771
EnLink Midstream Partners LP
4.85%, 07/15/26		25	24,698
5.05%, 04/01/45		150	124,816
5.45%, 06/01/47		73	64,320
EQT Corp.
3.13%, 05/15/26(b)		253	243,602
5.70%, 04/01/28		399	406,751
5.00%, 01/15/29		421	417,997
7.00%, 02/01/30		484	522,027
3.63%, 05/15/31(b)		1,120	1,006,350
Equinor ASA
1.75%, 01/22/26		200	191,674
3.70%, 04/06/50		55	43,042
Exxon Mobil Corp.
3.00%, 08/16/39		98	77,377
3.45%, 04/15/51		463	345,040
Global Partners LP/GLP Finance Corp.
6.88%, 01/15/29		108	107,577
8.25%, 01/15/32(b)		182	186,960
Gran Tierra Energy, Inc., 9.50%, 10/15/29(b)		15	14,227
Greenfire Resources Ltd., 12.00%, 10/01/28(b)		141	151,514
Hess Corp.
7.30%, 08/15/31		30	34,040
5.60%, 02/15/41		135	137,283
HF Sinclair Corp., 5.88%, 04/01/26		50	50,371
Hilcorp Energy I LP/Hilcorp Finance Co., 8.38%, 11/01/33(b)		55	59,495
Kinder Morgan Energy Partners LP
7.30%, 08/15/33		125	141,649
7.50%, 11/15/40		50	57,595

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Energy Partners LP (continued)
5.50%, 03/01/44	USD	140	$ 133,495
5.40%, 09/01/44		31	29,125
Kinder Morgan, Inc.
7.80%, 08/01/31		145	167,255
5.30%, 12/01/34		152	151,645
5.95%, 08/01/54		160	160,491
Marathon Oil Corp., 5.70%, 04/01/34		310	322,845
Marathon Petroleum Corp.
4.50%, 04/01/48		30	24,680
5.00%, 09/15/54		140	121,371
MPLX LP
4.25%, 12/01/27		25	24,515
4.00%, 03/15/28		200	194,411
5.00%, 03/01/33		190	185,897
5.50%, 06/01/34		200	201,461
4.50%, 04/15/38		790	712,705
5.20%, 12/01/47		35	31,746
4.70%, 04/15/48		450	381,528
4.95%, 03/14/52		168	146,405
5.65%, 03/01/53		300	288,464
4.90%, 04/15/58		40	33,702
Nabors Industries, Inc., 8.88%, 08/15/31(b)		155	158,131
New Fortress Energy, Inc.(b)
6.75%, 09/15/25		23	22,611
6.50%, 09/30/26(d)		104	96,704
8.75%, 03/15/29(d)		60	54,406
NGPL PipeCo LLC(b)
4.88%, 08/15/27		66	65,428
3.25%, 07/15/31		631	551,274
7.77%, 12/15/37		91	106,634
Northern Oil & Gas, Inc., 8.13%, 03/01/28(b)		262	267,338
Northwest Pipeline LLC, 4.00%, 04/01/27		868	851,478
Occidental Petroleum Corp.
5.38%, 01/01/32		90	90,875
5.55%, 10/01/34		95	95,520
6.45%, 09/15/36		103	110,023
4.20%, 03/15/48		220	170,688
6.05%, 10/01/54		30	30,161
Oleoducto Central SA, 4.00%, 07/14/27(b)		12	11,179
ONEOK, Inc.
5.85%, 01/15/26		190	191,946
5.55%, 11/01/26		200	202,796
4.55%, 07/15/28		40	39,622
5.65%, 11/01/28		300	309,280
3.40%, 09/01/29		100	93,602
6.35%, 01/15/31		225	238,946
6.10%, 11/15/32		100	105,671
6.05%, 09/01/33		200	210,388
4.85%, 02/01/49		30	25,933
7.15%, 01/15/51		130	146,388
Ovintiv, Inc.
5.65%, 05/15/25		475	475,346
7.10%, 07/15/53		50	55,856
Patterson-UTI Energy, Inc., 5.15%, 11/15/29		35	34,601
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(b)(d)		183	189,532
Petroleos de Venezuela SA, 9.75%, 05/17/35(h)		64	7,872
Petroleos Mexicanos
3.63%, 11/24/25(h)	EUR	100	104,775
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Petroleos Mexicanos (continued)
6.50%, 03/13/27	USD	74	$ 71,114
Series 2013-2, 7.19%, 09/12/24	MXN	361	19,215
Phillips 66 Co.
4.95%, 12/01/27	USD	100	100,845
5.65%, 06/15/54		60	59,060
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		35	34,810
3.55%, 12/15/29		150	139,995
5.70%, 09/15/34(d)		70	71,075
4.90%, 02/15/45		45	39,253
Prairie Acquiror LP, 9.00%, 08/01/29(b)		65	67,020
Sabine Pass Liquefaction LLC
5.63%, 03/01/25		151	150,886
5.88%, 06/30/26		241	243,418
5.00%, 03/15/27		623	624,860
4.20%, 03/15/28		65	63,600
4.50%, 05/15/30		345	338,357
5.90%, 09/15/37		350	362,931
Saturn Oil & Gas, Inc., 9.63%, 06/15/29(b)		194	199,361
Shell International Finance BV
6.38%, 12/15/38		125	141,699
4.00%, 05/10/46		75	62,240
3.00%, 11/26/51		140	94,368
SM Energy Co.(b)
6.75%, 08/01/29		135	135,895
7.00%, 08/01/32		100	101,084
Suncor Energy, Inc., 6.50%, 06/15/38		100	110,369
Talos Production, Inc.(b)
9.00%, 02/01/29		212	223,377
9.38%, 02/01/31		281	297,818
Targa Resources Corp.
5.20%, 07/01/27		195	196,995
4.20%, 02/01/33		280	257,555
6.50%, 03/30/34		150	162,385
4.95%, 04/15/52		430	376,623
6.25%, 07/01/52		80	82,981
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28		20	19,810
5.50%, 03/01/30		250	250,508
4.88%, 02/01/31		732	709,466
4.00%, 01/15/32		69	62,856
TotalEnergies Capital International SA
2.43%, 01/10/25		35	34,550
3.13%, 05/29/50		175	121,976
TotalEnergies Capital SA, 5.49%, 04/05/54		320	323,715
TransCanada PipeLines Ltd.
4.75%, 05/15/38		40	37,509
7.63%, 01/15/39		75	89,891
Viper Energy Partners LP, 5.38%, 11/01/27(b)		1,305	1,284,218
Viper Energy, Inc., 7.38%, 11/01/31(b)		255	267,607
Western Midstream Operating LP, 5.25%, 02/01/50		170	150,846
Williams Cos., Inc., 5.80%, 11/15/43		35	35,023
YPF SA, 9.50%, 01/17/31(b)(d)		36	36,900
			33,926,452
Passenger Airlines — 0.1%
American Airlines, Inc., 8.50%, 05/15/29(b)		80	82,361
Azul Secured Finance LLP, 11.93%, 08/28/28(b)		200	190,500
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Passenger Airlines (continued)
Gol Finance SA, (1-mo. Term SOFR + 10.05%), 15.84%, 01/29/25(a)(b)	USD	13	$ 13,800
United Airlines Pass-Through Trust
Series 2019-1, Class AA, 4.15%, 02/25/33		28	26,170
Series 2024-A, 08/15/38(c)		232	237,137
			549,968
Personal Care Products — 0.0%
Estee Lauder Cos., Inc., 2.38%, 12/01/29		25	22,395
Kenvue, Inc., 5.05%, 03/22/53		100	96,652
			119,047
Pharmaceuticals — 0.7%
AbbVie, Inc.
3.80%, 03/15/25		600	594,288
5.05%, 03/15/34		1,063	1,082,580
4.55%, 03/15/35		36	35,064
4.05%, 11/21/39		80	71,462
4.25%, 11/21/49		150	128,182
5.40%, 03/15/54		320	324,180
5.50%, 03/15/64		85	85,969
Astrazeneca Finance LLC, 1.75%, 05/28/28		150	135,687
AstraZeneca PLC, 6.45%, 09/15/37		95	108,407
Bausch Health Cos., Inc.(b)
6.13%, 02/01/27		17	14,457
11.00%, 09/30/28		40	37,420
14.00%, 10/15/30		50	43,100
Becton Dickinson & Co.
5.11%, 02/08/34		38	38,239
3.79%, 05/20/50		74	57,280
Bristol-Myers Squibb Co.
3.25%, 08/01/42		80	61,379
4.25%, 10/26/49		195	163,534
3.70%, 03/15/52		50	37,769
Eli Lilly & Co.
2.25%, 05/15/50		59	35,397
4.88%, 02/27/53		45	43,032
4.95%, 02/27/63		70	66,746
GlaxoSmithKline Capital, Inc., 6.38%, 05/15/38		25	28,312
Johnson & Johnson
2.63%, 01/15/25		65	64,263
3.40%, 01/15/38		125	108,149
2.45%, 09/01/60		45	26,400
Merck & Co., Inc.
1.70%, 06/10/27		500	464,036
1.90%, 12/10/28		220	198,560
4.15%, 05/18/43		80	70,053
5.00%, 05/17/53		60	57,583
2.90%, 12/10/61		50	30,825
5.15%, 05/17/63		270	262,686
Mylan, Inc., 4.55%, 04/15/28		25	24,533
Novartis Capital Corp., 2.75%, 08/14/50		25	16,776
Organon & Co./Organon Foreign Debt Co-Issuer BV, 7.88%, 05/15/34(b)		200	207,700
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 05/19/33		25	24,920
5.30%, 05/19/53		249	245,897
5.34%, 05/19/63		60	58,458
Pfizer, Inc.
4.00%, 12/15/36		108	99,628
7.20%, 03/15/39		75	90,735
2.70%, 05/28/50		221	145,648
Royalty Pharma PLC, 2.20%, 09/02/30		150	128,152
Security		Par (000)	Value
Pharmaceuticals (continued)
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/30	USD	446	$ 385,475
Viatris, Inc., 2.30%, 06/22/27		20	18,536
Zoetis, Inc.
3.90%, 08/20/28		325	315,996
5.60%, 11/16/32		65	67,899
			6,305,392
Real Estate Management & Development — 0.0%
CBRE Services, Inc., 2.50%, 04/01/31		50	42,568
Howard Hughes Corp., 4.13%, 02/01/29(b)		120	110,107
			152,675
Residential REITs — 0.1%
NNN REIT, Inc.
5.60%, 10/15/33		100	102,090
4.80%, 10/15/48		79	68,960
3.50%, 04/15/51		147	104,095
3.00%, 04/15/52		62	39,380
Realty Income Corp.
3.00%, 01/15/27		20	19,167
3.40%, 01/15/28		100	95,650
4.75%, 02/15/29		300	299,934
1.80%, 03/15/33		40	31,018
			760,294
Retail REITs — 0.0%
Simon Property Group LP
1.38%, 01/15/27(d)		120	110,732
3.25%, 09/13/49		40	27,653
5.85%, 03/08/53		100	102,214
			240,599
Semiconductors & Semiconductor Equipment — 0.4%
Advanced Micro Devices, Inc., 4.39%, 06/01/52		58	51,245
Analog Devices, Inc.
2.10%, 10/01/31		20	16,937
2.80%, 10/01/41		60	43,810
2.95%, 10/01/51		35	23,674
Ap Grange Holdings LLC, (Acquired: 07/21/24, Cost: $251,000), 6.50%, 03/20/45(g)(i)		251	251,000
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28		150	144,062
Broadcom, Inc.
3.15%, 11/15/25		75	73,272
4.00%, 04/15/29(b)		20	19,369
5.05%, 07/12/29		214	216,636
3.14%, 11/15/35(b)		24	19,805
3.19%, 11/15/36(b)		240	195,750
3.75%, 02/15/51(b)		285	217,796
Foundry JV Holdco LLC(b)
5.90%, 01/25/30		200	207,109
6.15%, 01/25/32(d)		200	209,054
Intel Corp.
5.20%, 02/10/33		330	336,647
3.25%, 11/15/49		93	64,027
5.05%, 08/05/62		50	45,425
KLA Corp.
5.00%, 03/15/49		98	94,213
3.30%, 03/01/50		166	120,245
4.95%, 07/15/52		100	95,294
Lam Research Corp., 3.13%, 06/15/60		39	25,647
Marvell Technology, Inc.
5.75%, 02/15/29		50	51,819
5.95%, 09/15/33		180	189,120

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Microchip Technology, Inc., 4.25%, 09/01/25	USD	25	$ 24,731
Micron Technology, Inc.
5.33%, 02/06/29		75	76,228
6.75%, 11/01/29		25	26,973
5.30%, 01/15/31		125	127,220
3.48%, 11/01/51		420	295,905
NVIDIA Corp.
3.50%, 04/01/40		40	33,939
3.50%, 04/01/50		150	118,282
QUALCOMM, Inc., 3.45%, 05/20/25		100	98,723
Texas Instruments, Inc.
1.75%, 05/04/30		260	225,281
4.90%, 03/14/33		200	204,658
4.10%, 08/16/52		89	75,056
5.15%, 02/08/54		40	39,609
			4,058,561
Software — 0.7%
Broadridge Financial Solutions, Inc.
2.90%, 12/01/29		20	18,237
2.60%, 05/01/31		450	387,268
Cisco Systems, Inc.
4.85%, 02/26/29		150	152,795
5.30%, 02/26/54		205	206,602
Cloud Software Group, Inc., 6.50%, 03/31/29(b)(d)		40	38,990
Dye & Durham Ltd., 8.63%, 04/15/29(b)(d)		105	107,442
Fidelity National Information Services, Inc., 1.15%, 03/01/26		35	33,034
Fiserv, Inc.
5.45%, 03/02/28		80	81,880
5.60%, 03/02/33		185	191,456
5.63%, 08/21/33		770	797,227
5.45%, 03/15/34		150	153,392
4.40%, 07/01/49		60	50,277
MicroStrategy, Inc., 6.13%, 06/15/28(b)(d)		117	115,712
Oracle Corp.
2.50%, 04/01/25		500	490,493
5.80%, 11/10/25		85	85,878
6.15%, 11/09/29		65	69,215
2.95%, 04/01/30		40	36,332
4.65%, 05/06/30		185	184,611
2.88%, 03/25/31		150	132,721
4.90%, 02/06/33		70	69,488
3.60%, 04/01/40		160	126,615
3.65%, 03/25/41		590	463,619
4.50%, 07/08/44		124	105,802
4.13%, 05/15/45		5	4,019
4.00%, 07/15/46		62	48,818
4.00%, 11/15/47		71	55,421
3.60%, 04/01/50		664	476,011
3.95%, 03/25/51		176	133,678
6.90%, 11/09/52		46	52,778
5.55%, 02/06/53		513	498,928
4.38%, 05/15/55		51	41,072
3.85%, 04/01/60		170	120,755
4.10%, 03/25/61		550	408,915
Sabre GLBL, Inc., 11.25%, 12/15/27(b)		101	100,021
VMware, Inc.
4.65%, 05/15/27		80	79,619
4.70%, 05/15/30		75	74,242
			6,193,363
Security		Par (000)	Value
Specialized REITs — 0.1%
CubeSmart LP, 2.25%, 12/15/28	USD	75	$ 67,360
Extra Space Storage LP
5.50%, 07/01/30		100	102,892
2.35%, 03/15/32		85	69,495
Iron Mountain, Inc., 7.00%, 02/15/29(b)		111	114,045
Public Storage Operating Co.
5.10%, 08/01/33		50	50,685
5.35%, 08/01/53		100	99,366
			503,843
Specialty Retail — 0.3%
AutoZone, Inc.
5.05%, 07/15/26		125	125,664
6.25%, 11/01/28(d)		300	317,359
6.55%, 11/01/33		125	136,848
5.40%, 07/15/34		25	25,294
Bath & Body Works, Inc., 6.88%, 11/01/35		263	266,462
Booking Holdings, Inc., 3.55%, 03/15/28		20	19,353
eG Global Finance PLC, 12.00%, 11/30/28(b)		100	107,076
Expedia Group, Inc., 4.63%, 08/01/27		60	59,677
Home Depot, Inc.
2.50%, 04/15/27		300	284,924
4.50%, 09/15/32		80	79,585
5.88%, 12/16/36		195	212,005
4.95%, 09/15/52		40	37,823
3.50%, 09/15/56		53	38,818
5.40%, 06/25/64		44	44,077
Lowe’s Cos., Inc.
3.38%, 09/15/25		60	58,945
3.35%, 04/01/27		300	289,993
5.00%, 04/15/33		100	100,423
4.25%, 04/01/52		414	333,162
5.63%, 04/15/53		59	58,463
5.80%, 09/15/62		40	39,855
O’Reilly Automotive, Inc., 4.20%, 04/01/30		150	145,870
			2,781,676
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.
2.38%, 02/08/41		105	75,151
3.85%, 05/04/43		50	43,313
4.65%, 02/23/46		250	239,247
3.95%, 08/08/52		55	46,245
4.85%, 05/10/53		40	39,921
4.10%, 08/08/62		380	319,604
Dell International LLC/EMC Corp.
4.90%, 10/01/26		510	509,994
6.10%, 07/15/27		65	67,455
6.20%, 07/15/30		175	186,675
5.75%, 02/01/33		20	20,932
5.40%, 04/15/34		353	356,601
Hewlett Packard Enterprise Co.
6.10%, 04/01/26		40	40,001
5.25%, 07/01/28(d)		113	115,395
NetApp, Inc., 1.88%, 06/22/25		50	48,470
			2,109,004
Textiles, Apparel & Luxury Goods — 0.1%
Hanesbrands, Inc., 9.00%, 02/15/31(b)		143	151,349
NIKE, Inc.
2.85%, 03/27/30		100	91,919
3.38%, 11/01/46		56	42,435
3.38%, 03/27/50		146	108,530
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Textiles, Apparel & Luxury Goods (continued)
Tapestry, Inc.
4.13%, 07/15/27	USD	150	$ 145,448
7.35%, 11/27/28		15	15,747
7.70%, 11/27/30(d)		15	15,882
3.05%, 03/15/32(d)		485	402,753
7.85%, 11/27/33		15	15,996
Wolverine World Wide, Inc., 4.00%, 08/15/29(b)		181	154,313
			1,144,372
Tobacco — 0.8%
Altria Group, Inc.
4.80%, 02/14/29		500	499,379
2.45%, 02/04/32		400	332,082
6.88%, 11/01/33		140	155,296
3.40%, 02/04/41		1,160	863,793
4.25%, 08/09/42		125	103,118
4.50%, 05/02/43		23	19,448
5.95%, 02/14/49		119	120,331
4.45%, 05/06/50		57	45,764
3.70%, 02/04/51		362	252,933
4.00%, 02/04/61		50	35,989
BAT Capital Corp.
5.83%, 02/20/31		100	103,739
2.73%, 03/25/31		25	21,665
7.08%, 08/02/43		290	317,445
4.54%, 08/15/47		206	165,120
4.76%, 09/06/49		117	95,698
5.65%, 03/16/52		255	238,362
7.08%, 08/02/53		707	783,385
BAT International Finance PLC, 1.67%, 03/25/26		200	189,590
Philip Morris International, Inc.
4.88%, 02/15/28(d)		590	594,114
4.88%, 02/13/29		38	38,225
3.38%, 08/15/29		68	64,114
5.63%, 11/17/29		215	224,552
1.75%, 11/01/30		50	41,869
5.75%, 11/17/32		345	361,020
5.38%, 02/15/33		670	683,368
5.63%, 09/07/33		90	93,076
5.25%, 02/13/34		75	75,574
6.38%, 05/16/38		75	83,083
4.25%, 11/10/44		950	796,310
Reynolds American, Inc., 5.85%, 08/15/45		50	47,988
			7,446,430
Trading Companies & Distributors — 0.0%
Air Lease Corp., 3.63%, 12/01/27		50	47,989
Fortress Transportation and Infrastructure Investors LLC(b)
7.88%, 12/01/30		55	58,300
7.00%, 06/15/32(d)		120	123,758
GATX Corp.
4.00%, 06/30/30		75	71,443
6.05%, 06/05/54		45	46,355
			347,845
Water Utilities — 0.0%
American Water Capital Corp.
2.30%, 06/01/31		35	29,785
4.45%, 06/01/32		90	88,005
4.20%, 09/01/48		20	16,689
Security		Par (000)	Value
Water Utilities (continued)
American Water Capital Corp. (continued)
5.45%, 03/01/54	USD	30	$ 29,765
Essential Utilities, Inc., 5.38%, 01/15/34		195	197,321
			361,565
Wireless Telecommunication Services — 0.0%
Sprint Capital Corp., 8.75%, 03/15/32		100	121,592
Total Corporate Bonds — 28.1% (Cost: $261,227,060)			269,577,973
Foreign Agency Obligations
Argentina — 0.0%
Argentine Republic Government International Bond
4.75%, 07/09/27(e)		37	15,297
1.00%, 07/09/29		14	8,451
4.88%, 07/09/29(e)		18	7,172
5.00%, 01/09/38(e)		17	7,687
			38,607
Belgium — 0.2%
Kingdom of Belgium Government Bond, Series 98, 3.30%, 06/22/54(b)	EUR	1,661	1,752,816
Brazil — 0.5%
Brazil Letras do Tesouro Nacional, 0.00%, 10/01/24(j)	BRL	360	62,474
Brazil Notas do Tesouro Nacional
10.00%, 01/01/29		2,000	331,905
10.00%, 01/01/33		2,100	335,827
10.00%, 01/01/35		17,900	2,830,316
Brazilian Government International Bond, 6.13%, 03/15/34	USD	980	966,251
			4,526,773
Canada — 0.0%
Canada Government International Bond, 2.88%, 04/28/25		35	34,497
Province of Alberta Canada, 1.30%, 07/22/30		10	8,467
Province of Ontario Canada(d)
3.10%, 05/19/27		15	14,535
2.13%, 01/21/32		35	30,165
Province of Quebec Canada
0.60%, 07/23/25		25	23,997
2.50%, 04/20/26		10	9,669
1.90%, 04/21/31		10	8,621
4.50%, 09/08/33(d)		15	15,053
Series PD, 7.50%, 09/15/29		10	11,489
			156,493
Chile — 0.1%
Chile Government International Bond
3.50%, 01/25/50		200	147,250
4.00%, 01/31/52		200	158,376
			305,626
Colombia — 0.0%
Colombian TES
Series B, 5.75%, 11/03/27	COP	196,600	43,644
Series B, 6.00%, 04/28/28		535,300	117,064
			160,708

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Czech Republic — 0.0%
Czech Republic Government Bond
Series 105, 2.75%, 07/23/29	CZK	3,540	$ 145,011
Series 150, 5.00%, 09/30/30		670	30,710
			175,721
Dominican Republic — 0.0%
Dominican Republic International Bond, 5.95%, 01/25/27(h)	USD	100	100,250
Egypt — 0.0%
Egypt Government International Bond, 4.75%, 04/16/26(h)	EUR	100	103,355
France — 0.1%
French Republic Government Bond OAT, 3.00%, 05/25/54(b)		856	841,469
Guatemala — 0.0%
Guatemala Government Bond
4.88%, 02/13/28(h)	USD	200	193,313
6.60%, 06/13/36(b)		14	14,214
			207,527
Hungary — 0.0%
Hungary Government International Bond, 5.38%, 09/12/33(h)	EUR	85	97,108
Indonesia — 0.1%
Indonesia Government International Bond
2.85%, 02/14/30	USD	670	604,256
4.65%, 09/20/32		450	441,000
			1,045,256
Israel — 0.0%
Israel Government International Bond, 5.75%, 03/12/54		204	188,955
Ivory Coast — 0.0%
Ivory Coast Government International Bond, 5.25%, 03/22/30(h)	EUR	100	99,702
Japan — 0.1%
Japan Government Thirty Year Bond, Series 82, 1.80%, 03/20/54	JPY	165,000	1,008,328
Mexico — 0.6%
Mexican Bonos
Series M, 8.50%, 03/01/29	MXN	6,000	306,276
Series M, 8.50%, 05/31/29		19,755	1,008,387
Series M, 7.75%, 11/23/34		34,850	1,625,741
Series M, 8.00%, 11/07/47		1,900	83,797
Mexico Cetes, Series BI, 0.00%, 11/28/24(j)		3,040	157,408
Mexico Government International Bond
2.66%, 05/24/31	USD	1,190	1,001,087
3.50%, 02/12/34		749	623,168
6.35%, 02/09/35		575	591,388
4.50%, 01/31/50		200	154,125
6.34%, 05/04/53		400	383,800
			5,935,177
Nigeria — 0.0%
Nigeria Government International Bond, 7.14%, 02/23/30(h)		200	175,062
Security		Par (000)	Value
Panama — 0.1%
Panama Government International Bond
3.88%, 03/17/28	USD	580	$ 544,116
3.30%, 01/19/33		200	159,750
4.50%, 04/01/56		270	180,646
			884,512
Peru — 0.0%
Peruvian Government International Bond
7.60%, 08/12/39(b)	PEN	101	27,655
3.55%, 03/10/51	USD	380	276,569
			304,224
Philippines — 0.1%
Philippines Government International Bond
3.00%, 02/01/28		910	857,106
3.20%, 07/06/46		400	287,875
			1,144,981
Poland — 0.1%
Republic of Poland Government Bond
Series 0429, 5.75%, 04/25/29	PLN	727	187,225
Series 0729, 4.75%, 07/25/29		364	89,480
Series 1029, 2.75%, 10/25/29		274	61,666
Series 1034, 5.00%, 10/25/34		253	61,775
			400,146
Romania — 0.0%
Romanian Government International Bond
5.25%, 11/25/27(b)	USD	2	1,982
2.13%, 03/07/28(h)	EUR	18	18,196
2.50%, 02/08/30(h)		3	2,873
2.12%, 07/16/31(h)		3	2,651
			25,702
Saudi Arabia — 0.0%
Saudi Government International Bond, 5.00%, 01/18/53(b)	USD	16	14,230
South Africa — 0.0%
Republic of South Africa Government Bond
Series 2030, 8.00%, 01/31/30	ZAR	871	45,003
Series 2044, 8.75%, 01/31/44		1,881	80,789
Series 2048, 8.75%, 02/28/48		1,240	53,025
Series R213, 7.00%, 02/28/31		1,228	58,269
			237,086
South Korea — 0.1%
Export-Import Bank of Korea, 5.13%, 09/18/33	USD	300	308,496
Supranational — 0.2%
European Union(h)
2.50%, 10/04/52	EUR	170	156,636
3.00%, 03/04/53		1,882	1,913,138
			2,069,774
Turkey — 0.0%
Turkiye Government Bond
37.00%, 02/18/26	TRY	1,120	33,100
31.08%, 11/08/28		372	11,674
26.20%, 10/05/33		1,397	41,535
			86,309
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Ukraine — 0.0%
Ukraine Government International Bond, 7.75%, 08/01/41(a)(h)(k)(l)	USD	59	$ 35,990
United Kingdom — 0.2%
United Kingdom Gilt, 4.38%, 07/31/54(h)	GBP	1,307	1,632,664
Uruguay — 0.1%
Uruguay Government International Bond
4.38%, 10/27/27	USD	500	497,500
5.10%, 06/18/50		30	28,969
			526,469
Venezuela — 0.0%
Venezuela Government International Bond, 11.95%, 08/05/31(h)		96	17,088
Total Foreign Agency Obligations — 2.6% (Cost: $24,791,228)			24,606,604
Municipal Bonds
California — 0.2%
Bay Area Toll Authority, RB, BAB
Series F-2, 6.26%, 04/01/49		100	110,804
Series S-1, 7.04%, 04/01/50		120	146,510
Los Angeles Community College District, GO, BAB, 6.60%, 08/01/42		100	114,270
Los Angeles Department of Water & Power, RB, BAB, 6.60%, 07/01/50		100	115,051
Regents of the University of California Medical Center Pooled Revenue, RB, Series N, 3.26%, 05/15/60(d)		50	34,166
State of California, GO, BAB
7.55%, 04/01/39		250	307,804
7.35%, 11/01/39(d)		100	118,106
State of California, Refunding GO, 4.60%, 04/01/38		370	358,947
University of California, RB, Series AD, 4.86%, 05/15/2112		270	246,709
			1,552,367
Connecticut — 0.0%
State of Connecticut, GO, Series A, 5.85%, 03/15/32		50	53,563
Georgia — 0.0%
Municipal Electric Authority of Georgia, Refunding RB, BAB, 6.64%, 04/01/57		50	55,792
Illinois — 0.0%
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, RB, Series B, 6.90%, 12/01/40		48	54,764
State of Illinois, GO, 5.10%, 06/01/33		391	388,510
			443,274
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Class A-2, 4.15%, 02/01/33		230	224,478
Massachusetts — 0.0%
Commonwealth of Massachusetts, GOL, Series H, 2.90%, 09/01/49		50	35,546
Massachusetts School Building Authority, Refunding RB, Series C, 2.95%, 05/15/43(d)		50	38,550
			74,096
Security		Par (000)	Value
Michigan — 0.0%
University of Michigan, RB, Series B, 2.56%, 04/01/50	USD	100	$ 65,460
New Jersey — 0.0%
New Jersey Turnpike Authority, RB, BAB, Series F, 7.41%, 01/01/40		130	156,119
New York — 0.1%
City of New York, GO, Series B-1, Sustainability Bonds, 5.83%, 10/01/53(d)		15	16,747
City of New York, GO, BAB, Series F-1, 6.27%, 12/01/37		75	81,989
Metropolitan Transportation Authority, RB, BAB, 6.67%, 11/15/39		130	144,076
New York City Municipal Water Finance Authority, RB, 5.95%, 06/15/42		50	53,243
New York City Municipal Water Finance Authority, Refunding RB, 5.88%, 06/15/44		60	63,333
New York City Municipal Water Finance Authority, Refunding RB, BAB, 6.01%, 06/15/42		60	64,235
New York State Urban Development Corp., RB, BAB, 5.77%, 03/15/39		45	46,733
Port Authority of New York & New Jersey, RB
Series 165, 5.65%, 11/01/40		50	53,376
Series 168, 4.93%, 10/01/51		110	107,450
			631,182
Ohio — 0.0%
American Municipal Power, Inc., RB, Series B, 8.08%, 02/15/50		80	106,581
Pennsylvania — 0.0%
Commonwealth Financing Authority, RB, Series A, 3.86%, 06/01/38		50	46,348
Pennsylvania State University, Refunding RB, Series D, 2.79%, 09/01/43		50	38,311
			84,659
Texas — 0.1%
Board of Regents of the University of Texas System, RB, BAB, Series C, 4.79%, 08/15/46		50	49,243
City of San Antonio Texas Electric & Gas Systems Revenue, RB, BAB, Junior Lien, 5.81%, 02/01/41		50	52,294
Dallas Fort Worth International Airport, Refunding RB, 2.84%, 11/01/46		50	37,325
Port of Beaumont Navigation District, Refunding ARB, Series B, 10.00%, 07/01/26(b)		200	203,326
State of Texas, GO, BAB, 5.52%, 04/01/39		115	120,636
			462,824
Total Municipal Bonds — 0.4% (Cost: $3,792,703)			3,910,395
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 7.2%
A&D Mortgage Trust, Series 2023-NQM5, Class A1, 7.05%, 11/25/68(b)		136	138,547
Ajax Mortgage Loan Trust(b)
Series 2021-C, Class A, 2.12%, 01/25/61		43	42,378
Series 20233-C, Class A1, 3.50%, 05/25/63		224	209,716
Alternative Loan Trust
Series 2005-31, Class 1A1, (1-mo. Term SOFR + 0.67%), 6.02%, 08/25/35(a)		454	419,132

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Alternative Loan Trust (continued)
Series 2005-59, Class 1A1, (1-mo. Term SOFR + 0.77%), 6.12%, 11/20/35(a)	USD	10	$ 9,458
Series 2006-11CB, Class 2A1, 6.25%, 05/25/36		935	507,610
Series 2006-OA17, Class 1A1D, (1-mo. Term SOFR + 0.40%), 5.75%, 12/20/46(a)		329	282,942
Series 2006-OA2, Class A5, (1-mo. Term SOFR + 0.57%), 5.92%, 05/20/46(a)		205	174,449
Series 2006-OC10, Class 2A3, (1-mo. Term SOFR + 0.57%), 5.92%, 11/25/36(a)		358	302,874
Series 2006-OC7, Class 2A3, (1-mo. Term SOFR + 0.61%), 5.96%, 07/25/46(a)		387	328,763
Series 2007-19, Class 1A34, 6.00%, 08/25/37		288	139,782
American Home Mortgage Investment Trust(a)
Series 2006-2, Class 2A2, (1-mo. Term SOFR + 1.74%), 7.08%, 05/25/36		2,206	223,895
Series 2007-1, Class GA1C, (1-mo. Term SOFR + 0.30%), 5.65%, 05/25/47		355	205,650
Angel Oak Mortgage Trust(b)
Series 2023-7, Class A1, 4.80%, 11/25/67		169	166,231
Series 2024-1, Class A1, 5.21%, 08/25/68		47	46,661
AOMT, Series 2024-6, Class A3, 4.65%, 11/25/67(b)		305	293,909
Banc of America Alternative Loan Trust
Series 2003-8, Class 1CB1, 5.50%, 10/25/33		60	59,094
Series 2006-7, Class A4, 6.50%, 10/25/36		25	7,544
Banc of America Funding Trust
Series 2007-1, Class 1A6, 5.75%, 01/25/37		8	6,732
Series 2007-3, (1-mo. Term SOFR + 0.29%), 5.64%, 04/25/37(a)		222	176,406
Bear Stearns Asset Backed Securities I Trust(a)
Series 2006-AC2, Class 1A1, (1-mo. Term SOFR + 0.46%), 5.81%, 03/25/36		48	13,231
Series 2006-IM1, Class A3, (1-mo. Term SOFR + 0.67%), 6.02%, 04/25/36		197	181,638
BRAVO Residential Funding Trust(b)
Series 2021-NQM1, Class B1, 3.17%, 02/25/49(a)		265	218,277
Series 2024-NQM4, Class A3, 4.35%, 01/25/60		316	301,160
Chase Mortgage Finance Trust
Series 2006-S2, Class 1A16, 6.25%, 10/25/36		406	151,023
Series 2007-A1, Class 3A1, 5.66%, 02/25/37(a)		125	121,290
Series 2007-S5, Class 1A10, 6.00%, 07/25/37		522	240,694
CHL Mortgage Pass-Through Trust
Series 2007-11, Class A1, 6.00%, 08/25/37		533	227,395
Series 2007-3, Class A17, 6.00%, 04/25/37		159	77,383
Series 2007-4, Class 1A47, 6.00%, 05/25/37		275	139,418
Series 2007-8, Class 1A12, 5.88%, 01/25/38		140	61,045
Series 2007-8, Class 1A24, 6.00%, 01/25/38		90	39,781
Series 2007-9, Class A1, 5.75%, 07/25/37		18	8,965
Citigroup Mortgage Loan Trust, Series 2007-6, Class 2A1, (1-mo. Term SOFR + 0.61%), 5.96%, 05/25/37(a)		27	23,807
COLT Mortgage Loan Trust(a)(b)
Series 2022-5, Class B1, 4.66%, 03/25/67		100	91,506
Series 2022-8, Class B1, 6.53%, 08/25/67		483	474,854
Connecticut Avenue Securities Trust(a)(b)
Series 2020-SBT1, Class 1M2, (30-day Avg SOFR + 3.76%), 9.11%, 02/25/40		1,325	1,406,076
Series 2020-SBT1, Class 2M2, (30-day Avg SOFR + 3.76%), 9.11%, 02/25/40		1,800	1,912,389
Series 2021-R01, Class 1B1, (30-day Avg SOFR + 3.10%), 8.45%, 10/25/41		1,800	1,854,438
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Connecticut Avenue Securities Trust(a)(b) (continued)
Series 2022-R01, Class 1B1, (30-day Avg SOFR + 3.15%), 8.50%, 12/25/41	USD	1,690	$ 1,748,514
Series 2022-R01, Class 1M2, (30-day Avg SOFR + 1.90%), 7.25%, 12/25/41		350	354,595
Series 2022-R02, Class 2B1, (30-day Avg SOFR + 4.50%), 9.85%, 01/25/42		1,825	1,922,306
Series 2022-R02, Class 2M2, (30-day Avg SOFR + 3.00%), 8.35%, 01/25/42		1,800	1,852,816
Series 2022-R03, Class 1B1, (30-day Avg SOFR + 6.25%), 11.60%, 03/25/42		1,400	1,552,589
Series 2022-R04, Class 1B1, (30-day Avg SOFR + 5.25%), 10.60%, 03/25/42		1,900	2,062,524
Series 2022-R05, Class 2B1, (30-day Avg SOFR + 4.50%), 9.85%, 04/25/42		1,500	1,597,500
Series 2022-R05, Class 2M2, (30-day Avg SOFR + 3.00%), 8.35%, 04/25/42		1,500	1,554,375
Series 2023-R01, Class 1M1, (30-day Avg SOFR + 2.40%), 7.75%, 12/25/42		498	513,759
Series 2024-R02, Class 1B1, (30-day Avg SOFR + 2.50%), 7.85%, 02/25/44		1,000	1,021,773
Series 2024-R05, Class 2M2, (30-day Avg SOFR + 1.70%), 7.04%, 07/25/44		460	460,797
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-11, Class 1A1, 6.50%, 12/25/35		86	41,470
Credit Suisse Mortgage Trust, Series 2022-NQM4, Class A2, 4.82%, 06/25/67(b)		136	134,948
CSMC(b)
Series 2015-6R, Class 5A2, (1-mo. Term SOFR + 0.29%), 4.09%, 03/27/36(a)		23	17,507
Series 2019-NQM1, Class A3, 4.06%, 10/25/59		57	55,364
CSMC Trust(a)(b)
Series 2020-NQM6, 9.26%, 12/25/67		184	183,344
Series 2021-RRL2, Class A12, 3.68%, 02/25/60		66	67,429
Deephaven Residential Mortgage Trust(a)(b)
Series 2021-1, Class B1, 3.10%, 05/25/65		400	360,699
Series 2022-2, Class M1, 4.31%, 03/25/67		100	85,898
Ellington Financial Mortgage Trust, 5.95%, 09/25/67(a)(b)		100	85,353
Fannie Mae Connecticut Avenue Securities(a)
Series 2015-C04, Class 1M2, (30-day Avg SOFR + 5.81%), 11.16%, 04/25/28		215	225,658
Series 2017-C07, Class 1EB2, (30-day Avg SOFR + 1.11%), 6.46%, 05/25/30		47	47,090
Series 2021-R02, Class 2B1, (30-day Avg SOFR + 3.30%), 8.65%, 11/25/41(b)		500	517,620
Series 2021-R02, Class 2M1, (30-day Avg SOFR + 0.90%), 6.25%, 11/25/41(b)		193	193,246
Series 2021-R02, Class 2M2, (30-day Avg SOFR + 2.00%), 7.35%, 11/25/41(b)		2,150	2,163,437
Fannie Mae Mortgage-Backed Securities, Series 2023-R03, Class 2M1, (30-day Avg SOFR + 2.50%), 7.85%, 04/25/43(a)(b)		222	226,541
First Horizon Alternative Mortgage Securities Trust(a)
Series 2005-AA12, Class 2A1, 5.64%, 02/25/36		9	5,412
Series 2006-AA7, Class A1, 5.44%, 01/25/37		528	416,104
Freddie Mac STACR Debt Notes(a)
Series 2016-DNA4, Class M3, (30-day Avg SOFR + 3.91%), 9.26%, 03/25/29		114	118,971
Series 2017-DNA1, Class M2, (30-day Avg SOFR + 3.36%), 8.71%, 07/25/29		307	319,045
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Freddie Mac STACR Debt Notes(a) (continued)
Series 2017-HQA1, Class M2, (30-day Avg SOFR + 3.66%), 9.01%, 08/25/29	USD	104	$ 107,807
Freddie Mac STACR REMIC Trust(a)(b)
Series 2020-HQA5, Class B1, (30-day Avg SOFR + 4.00%), 9.35%, 11/25/50		750	842,812
Series 2021-DNA1, Class B1, (30-day Avg SOFR + 2.65%), 8.00%, 01/25/51		200	212,500
Series 2021-DNA2, Class B1, (30-day Avg SOFR + 3.40%), 8.75%, 08/25/33		1,455	1,627,330
Series 2021-DNA3, Class B1, (30-day Avg SOFR + 3.50%), 8.85%, 10/25/33		500	562,544
Series 2021-DNA3, Class M1, (30-day Avg SOFR + 0.75%), 6.10%, 10/25/33		9	9,114
Series 2021-DNA5, Class B1, (30-day Avg SOFR + 3.05%), 8.40%, 01/25/34		880	945,982
Series 2021-DNA6, Class B1, (30-day Avg SOFR + 3.40%), 8.75%, 10/25/41		1,850	1,918,085
Series 2021-DNA7, Class B1, (30-day Avg SOFR + 3.65%), 9.00%, 11/25/41		2,044	2,126,325
Series 2021-HQA1, Class B1, (30-day Avg SOFR + 3.00%), 8.35%, 08/25/33		1,523	1,675,117
Series 2021-HQA2, Class B1, (30-day Avg SOFR + 3.15%), 8.50%, 12/25/33		795	884,312
Series 2021-HQA3, Class B1, (30-day Avg SOFR + 3.35%), 8.70%, 09/25/41		1,610	1,659,147
Series 2021-HQA3, Class M2, (30-day Avg SOFR + 2.10%), 7.45%, 09/25/41		700	706,020
Series 2021-HQA4, Class M2, (30-day Avg SOFR + 2.35%), 7.70%, 12/25/41		1,750	1,770,748
Series 2022-DNA1, Class B1, (30-day Avg SOFR + 3.40%), 8.75%, 01/25/42		750	775,089
Series 2022-DNA1, Class M2, (30-day Avg SOFR + 2.50%), 7.85%, 01/25/42		2,380	2,428,795
Series 2022-DNA3, Class M2, (30-day Avg SOFR + 4.35%), 9.70%, 04/25/42		1,000	1,067,077
Series 2022-DNA4, Class M1A, (30-day Avg SOFR + 2.20%), 7.55%, 05/25/42		286	290,668
Series 2022-DNA4, Class M2, (30-day Avg SOFR + 5.25%), 10.60%, 05/25/42		1,000	1,092,741
Series 2022-DNA7, Class M2, (30-day Avg SOFR + 7.00%), 12.35%, 03/25/52		1,500	1,722,047
Series 2022-HQA1, Class M2, (30-day Avg SOFR + 5.25%), 10.60%, 03/25/42		1,900	2,064,800
Series 2023-DNA1, Class M1A, (30-day Avg SOFR + 2.10%), 7.45%, 03/25/43		774	789,802
Series 2023-DNA2, Class M1A, (30-day Avg SOFR + 2.10%), 7.45%, 04/25/43		975	996,498
Series 2023-HQA1, Class M1A, (30-day Avg SOFR + 2.00%), 7.35%, 05/25/43		1,115	1,128,819
Series 2023-HQA1, Class M1B, (30-day Avg SOFR + 3.50%), 8.85%, 05/25/43		590	627,105
GCAT Trust(a)(b)
4.25%, 05/25/67		150	141,247
Series 2021-NQM3, Class B1, 3.47%, 05/25/66		100	73,992
GS Mortgage-Backed Securities Trust, Series 2022- NQM1, Class A4, 4.00%, 05/25/62(a)(b)		74	68,070
GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, (1-mo. Term SOFR + 0.46%), 5.81%, 03/25/35(a)(b)		148	134,674
Homeward Opportunities Fund I Trust, Series 2020-2, Class B1, 5.45%, 05/25/65(a)(b)		570	565,970
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Homeward Opportunities Fund Trust, Series 2022-1, Class A1, 5.08%, 07/25/67(b)	USD	86	$ 85,965
Impac Secured Assets Corp.(a)
Series 2004-4, Class M5, (1-mo. Term SOFR + 1.76%), 7.11%, 02/25/35		156	148,213
Series 2006-2, Class 1A2B, (1-mo. Term SOFR + 0.45%), 5.80%, 08/25/36		91	92,786
JP Morgan Alternative Loan Trust, Series 2006-A1, Class 2A1, 4.96%, 03/25/36(a)		760	570,876
MASTR Reperforming Loan Trust, Series 2005-1, Class 1A3, 7.00%, 08/25/34(b)		361	254,348
MFA Trust(b)
Series 2022-NQM1, Class M1, 4.25%, 12/25/66(a)		100	87,661
Series 2024-RTL1, Class A1, 7.09%, 02/25/29		100	100,511
Mill City Mortgage Loan Trust, Series 2023-NQM1, Class A1, 6.05%, 10/25/67(b)		128	129,842
Morgan Stanley Resecuritization Trust, Series 2015- R2, Class 1B, (12-mo. MTA + 0.71%), 4.42%, 12/27/46(a)(b)		339	290,377
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-NQM1, Class B1, 7.50%, 09/25/68(a)(b)		536	534,146
NMLT Trust, Series 2021-INV1, Class B1, 3.61%, 05/25/56(a)(b)		541	398,407
PRKCM Trust(b)
Series 2022-AFC1, Class A1A, 4.10%, 04/25/57(a)		89	86,560
Series 2023-AFC1, Class A1, 6.60%, 02/25/58		108	108,977
RALI Trust(a)
Series 2005-QA6, Class NB21, 5.04%, 05/25/35		922	445,987
Series 2005-QO2, Class A1, (12-mo. MTA + 1.36%), 6.53%, 09/25/45		436	367,238
Series 2007-QH3, Class A1, (1-mo. Term SOFR + 0.43%), 5.78%, 04/25/37		148	132,712
Series 2007-QO2, Class A1, (1-mo. Term SOFR + 0.26%), 5.61%, 02/25/47		381	129,429
Reperforming Loan REMIC Trust(a)(b)
Series 2005-R1, Class 1AF1, (1-mo. Term SOFR + 0.47%), 5.82%, 03/25/35		30	28,123
Series 2005-R1, Class 1AF2, (1-mo. Term SOFR + 0.47%), 5.82%, 03/25/35		180	170,895
Series 2005-R2, Class 1AF1, (1-mo. Term SOFR + 0.45%), 5.80%, 06/25/35		16	15,302
Residential Asset Securitization Trust
Series 2006-A14CB, Class 1A2, 6.25%, 12/25/36		344	244,797
Series 2007-A9, Class A1, (1-mo. Term SOFR + 0.66%), 6.01%, 09/25/37(a)		1,088	314,892
Series 2007-A9, Class A2, (1-mo. Term SOFR + 6.34%), 0.99%, 09/25/37(a)		1,088	124,147
RFMSI Trust, Series 2007-SA4, Class 3A1, 5.76%, 10/25/37(a)		243	149,288
Saluda Grade Alternative Mortgage Trust(b)
Series 2024-RTL4, Class A1, 7.50%, 02/25/30		140	141,149
Series 2024-RTL5, Class A1, 7.76%, 04/25/30		100	101,237
Sequoia Mortgage Trust(a)(b)
Series 2017-CH1, Class B3, 4.51%, 08/25/47		139	133,788
Series 2017-CH2, Class B3, 4.50%, 12/25/47		140	135,224
SG Residential Mortgage Trust(a)(b)
Series 2019-3, Class B1, 4.08%, 09/25/59		257	240,890
Series 2022-2, Class B1, 5.28%, 08/25/62		50	45,540
Series 2022-2, Class M1, 5.28%, 08/25/62		205	195,185
TRK Trust, Series 2021-INV2, Class B1, 4.10%, 11/25/56(a)(b)		125	101,660

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
TVC Mortgage Trust, Series 2023-RTL1, Class A1, 8.25%, 11/25/27(b)	USD	175	$ 176,725
Verus Securitization Trust(a)(b)
Series 2021-3, Class B1, 3.20%, 06/25/66		214	158,511
Series 2023-3, Class B1, 4.07%, 02/25/67		100	79,141
Series 2023-INV1, Class M1, 7.55%, 02/25/68		120	121,316
Visio Trust, Series 2022-1, Class B1, 6.02%, 08/25/57(a)(b)		100	88,952
Wachovia Mortgage Loan Trust, Series 2006-AMN1, Class A2, (1-mo. Term SOFR + 0.41%), 1.95%, 08/25/36(a)		1,025	351,067
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2005-9, Class 5A1, 5.50%, 11/25/35		162	127,021
Series 2005-AR1, Class A1A, (1-mo. Term SOFR + 0.63%), 5.98%, 12/25/35(a)		171	144,785
Series 2006-6, Class 3CB1, 7.00%, 08/25/36		354	144,527
Series 2006-8, Class A4, 4.14%, 10/25/36		85	29,158
Series 2007-5, Class A6, 6.00%, 06/25/37		163	145,920
Series 2007-HY3, Class 4A1, 5.13%, 03/25/37(a)		12	10,429
Series 2007-HY4, Class 1A1, 3.84%, 04/25/37(a)		380	329,256
Series 2007-OA2, Class 2A, (12-mo. MTA + 0.70%), 5.87%, 01/25/47(a)		204	165,375
Series 2007-OA3, Class 5A, (12-mo. MTA + 1.25%), 6.42%, 04/25/47(a)		93	77,848
Series 2007-OA5, Class 1A, (12-mo. MTA + 0.75%), 5.92%, 06/25/47(a)		90	73,070
Series 2007-OC2, Class A3, (1-mo. Term SOFR + 0.73%), 6.08%, 06/25/37(a)		13	12,333
			68,549,650
Commercial Mortgage-Backed Securities — 3.1%
280 Park Avenue Mortgage Trust(a)(b)
Series 2017-280P, Class B, (1-mo. Term SOFR + 1.38%), 6.71%, 09/15/34		283	266,474
Series 2017-280P, Class E, (1-mo. Term SOFR + 2.42%), 7.75%, 09/15/34		139	125,140
3650R 2021-PF1 Commercial Mortgage Trust, Series 2022-PF2, Class A5, 5.29%, 11/15/55(a)		300	306,766
ACREC LLC, Series 2023-FL2, Class A, (1-mo. Term SOFR + 2.23%), 7.56%, 02/19/38(a)(b)		150	150,092
AREIT Ltd., Series 2024-CRE9, Class A, (1-mo. Term SOFR + 1.69%), 7.02%, 05/17/41(a)(b)		370	369,067
ARES Commercial Mortgage Trust, Series 2024-IND, Class A, (1-mo. Term SOFR + 1.69%), 7.02%, 07/15/41(a)(b)		370	369,306
Bank
Series 2019-BN19, Class A3, 3.18%, 08/15/61		250	224,642
Series 2019-BN20, Class A3, 3.01%, 09/15/62		250	223,597
Series 2022-BNK41, Class A4, 3.79%, 04/15/65(a)		150	138,691
Series 2024-5YR6, Class A3, 6.23%, 05/15/57		110	115,443
Series BN37, Class A4, 2.37%, 11/15/64		350	295,101
BBCMS Mortgage Trust
Series 2023-C19, Class A5, 5.45%, 04/15/56		40	41,219
Series 2023-C22, Class A5, 6.80%, 11/15/56(a)		530	600,727
BFLD Mortgage Trust, Series 2024-VICT, Class A, (1-mo. Term SOFR + 1.89%), 7.19%, 07/15/41(a)(b)		173	172,622
BHMS, Series 2018-ATLS, Class A, (1-mo. Term SOFR + 1.55%), 6.88%, 07/15/35(a)(b)		100	99,868
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, (1-mo. Term SOFR + 1.34%), 6.67%, 03/15/41(a)(b)	USD	386	$ 382,743
BMO Mortgage Trust, Series 2023-C5, Class XA, 0.73%, 06/15/56(a)		348	17,415
BMP, Series 2024-MF23, Class E, (1-mo. Term SOFR + 3.39%), 8.72%, 06/15/41(a)(b)		39	38,366
BSST Mortgage Trust(a)(b)
Series 2021-SSCP, Class A, (1-mo. Term SOFR + 0.86%), 6.19%, 04/15/36		254	250,328
Series 2021-SSCP, Class G, (1-mo. Term SOFR + 3.91%), 9.24%, 04/15/36		29	27,497
Series 2021-SSCP, Class H, (1-mo. Term SOFR + 5.02%), 10.35%, 04/15/36		29	27,444
BX Commercial Mortgage Trust(a)(b)
Series 2020-VKNG, Class A, (1-mo. Term SOFR + 1.04%), 6.37%, 10/15/37		175	174,304
Series 2020-VKNG, Class D, (1-mo. Term SOFR + 1.81%), 7.14%, 10/15/37		333	327,928
Series 2021-VIV5, Class A, 2.84%, 03/09/44		240	209,936
Series 2022-CSMO, Class B, (1-mo. Term SOFR + 3.14%), 8.47%, 06/15/27		588	589,303
Series 2022-LP2, Class A, (1-mo. Term SOFR + 1.01%), 6.34%, 02/15/39		114	112,462
Series 2023-VLT3, (1-mo. Term SOFR + 1.94%), 7.27%, 11/15/28		200	198,000
Series 2023-XL3, Class A, (1-mo. Term SOFR + 1.76%), 7.09%, 12/09/40		319	318,861
Series 2023-XL3, Class D, (1-mo. Term SOFR + 3.59%), 8.92%, 12/09/40		275	274,823
Series 2024-AIRC, Class A, 08/15/39(c)		294	293,632
Series 2024-KING, Class A, (1-mo. Term SOFR + 1.54%), 6.87%, 05/15/34		100	99,281
Series 2024-MDHS, Class A, (1-mo. Term SOFR + 1.64%), 6.97%, 05/15/41		293	292,330
Series 2024-MF, Class A, (1-mo. Term SOFR + 1.44%), 6.77%, 02/15/39		386	384,070
Series 2024-MF, Class E, (1-mo. Term SOFR + 3.74%), 9.07%, 02/15/39		100	98,730
Series 2024-XL4, (1-mo. Term SOFR + 1.44%), 6.77%, 02/15/39		479	476,296
Series 2024-XL4, (1-mo. Term SOFR + 4.19%), 9.52%, 02/15/39		108	105,916
Series 2024-XL4, Class D, (1-mo. Term SOFR + 3.14%), 8.47%, 02/15/39		167	167,076
BX Trust(b)
Series 2019-OC11, Class A, 3.20%, 12/09/41		87	78,915
Series 2021, Class F, (1-mo. Term SOFR + 4.04%), 9.37%, 06/15/36(a)		21	18,763
Series 2021-ARIA, Class A, (1-mo. Term SOFR + 1.01%), 6.34%, 10/15/36(a)		45	44,414
Series 2021-ARIA, Class C, (1-mo. Term SOFR + 1.76%), 7.09%, 10/15/36(a)		410	403,081
Series 2021-ARIA, Class E, (1-mo. Term SOFR + 2.36%), 7.69%, 10/15/36(a)		180	176,287
Series 2021-LBA, Class AV, (1-mo. Term SOFR + 0.91%), 6.24%, 02/15/36(a)		198	194,613
Series 2021-MFM1, Class A, (1-mo. Term SOFR + 0.81%), 6.14%, 01/15/34(a)		760	752,530
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BX Trust(b) (continued)
Series 2022-IND, Class A, (1-mo. Term SOFR + 1.49%), 6.82%, 04/15/37(a)	USD	104	$ 103,433
Series 2022-LBA6, Class A, (1-mo. Term SOFR + 1.00%), 6.33%, 01/15/39(a)		450	444,375
Series 2023-DELC, Class A, (1-mo. Term SOFR + 2.69%), 8.02%, 05/15/38(a)		371	372,159
Series 2023-DELC, Class D, (1-mo. Term SOFR + 4.39%), 9.72%, 05/15/38(a)		262	262,819
Series 2024-CNYN, Class A, (1-mo. Term SOFR + 1.44%), 6.77%, 04/15/41(a)		102	101,635
Series 2024-CNYN, Class D, (1-mo. Term SOFR + 2.69%), 8.02%, 04/15/41(a)		99	98,589
Series 2024-CNYN, Class E, (1-mo. Term SOFR + 3.69%), 9.02%, 04/15/41(a)		99	98,915
Series 2024-PALM, Class A, (1-mo. Term SOFR + 1.54%), 6.87%, 06/15/37(a)		381	379,213
Series 2024-PAT, Class A, (1-mo. Term SOFR + 2.09%), 7.42%, 03/15/41(a)		60	59,925
Series 2024-PAT, Class C, (1-mo. Term SOFR + 4.44%), 9.77%, 03/15/41(a)		122	120,239
Series 2024-PAT, Class D, (1-mo. Term SOFR + 5.39%), 10.72%, 03/15/41(a)		56	54,896
Series 2024-VLT4, Class A, (1-mo. Term SOFR + 1.49%), 6.82%, 07/15/29(a)		386	385,352
Series 2024-VLT4, Class E, (1-mo. Term SOFR + 2.89%), 8.22%, 07/15/29(a)		60	59,897
Series 2024-VLT4, Class F, (1-mo. Term SOFR + 3.94%), 9.27%, 07/15/29(a)		150	147,750
Cali, Series 2024-SUN, Class A, (1-mo. Term SOFR + 1.89%), 7.22%, 07/15/41(a)(b)		140	139,650
CAMB Commercial Mortgage Trust, Series 2019- LIFE, Class A, (1-mo. Term SOFR + 1.37%), 6.70%, 12/15/37(a)(b)		100	100,000
CENT Trust, Series 2023-CITY, Class A, (1-mo. Term SOFR + 2.62%), 7.95%, 09/15/38(a)(b)		474	475,481
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class AM, 3.69%, 05/10/58		560	537,749
CFK Trust, Series 2020-MF2, Class B, 2.79%, 03/15/39(b)		330	284,152
Citigroup Commercial Mortgage Trust, Series 2015- GC27, Class AS, 3.57%, 02/10/48		75	74,081
Cold Storage Trust(a)(b)
Series 2020-ICE5, Class A, (1-mo. Term SOFR + 1.01%), 6.34%, 11/15/37		149	148,948
Series 2020-ICE5, Class C, (1-mo. Term SOFR + 1.76%), 7.09%, 11/15/37		138	137,189
Series 2020-ICE5, Class F, (1-mo. Term SOFR + 3.61%), 8.94%, 11/15/37		167	166,934
Commercial Mortgage Trust
Series 2015-CR25, Class A4, 3.76%, 08/10/48		460	451,235
Series 2024-WCL1, Class A, (1-mo. Term SOFR + 1.84%), 7.17%, 06/15/41(a)(b)		170	168,141
Series 2024-WCL1, Class B, (1-mo. Term SOFR + 2.59%), 7.92%, 06/15/41(a)(b)		50	49,406
Series 2024-WCL1, Class E, (1-mo. Term SOFR + 4.49%), 9.81%, 06/15/41(a)(b)		66	65,671
CONE Trust(a)(b)
Series 2024-DFW1, Class A, (1-mo. Term SOFR + 1.64%), 6.94%, 08/15/26		70	69,847
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
CONE Trust(a)(b) (continued)
Series 2024-DFW1, Class E, (1-mo. Term SOFR + 3.89%), 9.19%, 08/15/26	USD	200	$ 199,624
CSMC, Series 2020-NET, Class B, 2.82%, 08/15/37(b)		570	539,816
DBGS, Series 2024-SBL, Class A, 08/15/39(a)(b)(c)		160	159,539
DBSG Mortgage Trust, Series 2024-ALTA, Class A, 5.95%, 06/10/37(a)(b)		100	101,020
DC Trust, Series 2024-HLTN, Class A, 5.73%, 04/13/28(a)(b)		10	10,051
DK Trust(a)(b)
Series 2024-SPBX, Class A, (1-mo. Term SOFR + 1.50%), 6.83%, 03/15/34		72	71,415
Series 2024-SPBX, Class E, (1-mo. Term SOFR + 4.00%), 9.33%, 03/15/34		204	202,805
ELM Trust(a)(b)
Series 2024-ELM, Class A10, 5.80%, 06/10/39		75	75,887
Series 2024-ELM, Class A15, 5.80%, 06/10/39		75	75,887
Series 2024-ELM, Class E10, 7.79%, 06/10/39		95	96,050
Series 2024-ELM, Class XP10, 0.23%, 06/10/39		1,000	4,098
Series 2024-ELM, Class XP15, 1.56%, 06/10/39		1,005	27,289
EQT Trust, Series 2024-EXTR, Class A, 5.33%, 07/05/41(a)(b)		350	353,014
Extended Stay America Trust, Series 2021-ESH, Class F, (1-mo. Term SOFR + 3.81%), 9.14%, 07/15/38(a)(b)		654	653,526
Great Wolf Trust, Series 2024-WOLF, Class A, (1-mo. Term SOFR + 1.54%), 6.87%, 03/15/39(a)(b)		100	99,625
GS Mortgage Securities Corp. Trust(a)(b)
Series 2022-ECI, Class A, (1-mo. Term SOFR + 2.19%), 7.52%, 08/15/39		570	570,178
Series 2023-FUN, Class B, (1-mo. Term SOFR + 2.79%), 8.12%, 03/15/28		510	510,319
Series 2023-SHIP, Class A, 4.32%, 09/10/38		405	396,506
Series 2023-SHIP, Class C, 5.51%, 09/10/38		530	523,485
Series 2023-SHIP, Class E, 7.43%, 09/10/38		100	100,023
GS Mortgage Securities Trust
Series 2015-GC32, Class C, 4.40%, 07/10/48(a)		56	53,436
Series 2017-GS8, Class A4, 3.47%, 11/10/50		300	284,039
Series 2019-GSA1, Class AS, 3.34%, 11/10/52		190	170,968
GWT, Series 2024-WLF2, Class A, (1-mo. Term SOFR + 1.69%), 7.02%, 05/15/41(a)(b)		197	196,877
HILT Commercial Mortgage Trust(a)(b)
Series 2024-ORL, Class A, (1-mo. Term SOFR + 1.54%), 6.87%, 05/15/37		100	99,625
Series 2024-ORL, Class D, (1-mo. Term SOFR + 3.19%), 8.52%, 05/15/37		100	99,625
HLTN Commercial Mortgage Trust, Series 2024- DPLO, Class A, (1-mo. Term SOFR + 1.64%), 6.97%, 06/15/41(a)(b)		37	36,769
Hono Lulu Mortgage Trust, Series 2021-LULU, Class A, (1-mo. Term SOFR + 1.26%), 6.59%, 10/15/36(a)(b)		100	96,752
HTL Commercial Mortgage Trust, Series 2024-T53, Class E, 10.26%, 05/10/39(a)(b)		100	102,083
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2016-JP2, Class A4, 2.82%, 08/15/49		133	126,956
Series 2021-MHC, Class E, (1-mo. Term SOFR + 2.81%), 8.14%, 04/15/38(a)(b)		10	9,936

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
JP Morgan Chase Commercial Mortgage Securities Trust (continued)
Series 2022-NXSS, Class A, (1-mo. Term SOFR + 2.18%), 7.51%, 09/15/39(a)(b)	USD	585	$ 585,000
JPMCC Commercial Mortgage Securities Trust, Series 2019-COR5, Class A3, 3.12%, 06/13/52		40	36,635
JW Commercial Mortgage Trust(a)(b)
Series 2024-MRCO, Class A, (1-mo. Term SOFR + 1.62%), 6.95%, 06/15/39		119	118,628
Series 2024-MRCO, Class D, (1-mo. Term SOFR + 3.19%), 8.52%, 06/15/39		88	87,562
KSL Commercial Mortgage Trust(a)(b)
Series 2023-HT, Class A, (1-mo. Term SOFR + 2.29%), 7.62%, 12/15/36		100	100,219
Series 2023-HT, Class D, (1-mo. Term SOFR + 4.29%), 9.62%, 12/15/36		558	559,377
LBA Trust(a)(b)
Series 2024-BOLT, Class A, (1-mo. Term SOFR + 1.59%), 6.92%, 06/15/26		360	357,300
Series 2024-BOLT, Class F, (1-mo. Term SOFR + 4.44%), 9.77%, 06/15/26		16	15,629
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-2A, Class M1, (1-mo. Term SOFR + 0.51%), 5.86%, 06/25/37(a)(b)		61	60,672
MCR Mortgage Trust(b)
Series 2024-HTL, Class C, (1-mo. Term SOFR + 3.11%), 8.44%, 02/15/37(a)		86	86,029
Series 2024-TWA, Class A, 5.92%, 06/12/39		70	70,505
Series 2024-TWA, Class E, 8.73%, 06/12/39		60	60,479
Series 2024-TWA, Class XA, 0.92%, 06/12/39		332	6,584
MHC Commercial Mortgage Trust, Series 2021-MHC, Class A, (1-mo. Term SOFR + 0.92%), 6.24%, 04/15/38(a)(b)		336	332,615
MHP Trust, Series 2021-STOR, Class G, (1-mo. Term SOFR + 2.86%), 8.19%, 07/15/38(a)(b)		250	246,562
Morgan Stanley Capital I Trust
Series 2016-UB11, Class A4, 2.78%, 08/15/49		305	289,633
Series 2019-H6, Class D, 3.00%, 06/15/52(b)		10	7,870
MSWF Commercial Mortgage Trust, Series 2023-2, Class XA, 0.91%, 12/15/56(a)		1,113	71,829
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, (1-mo. Term SOFR + 1.40%), 6.73%, 03/15/39(a)(b)		100	98,781
NYC Trust, Series 2024-3ELV, Class A, 08/15/29(a)(b)(c)		172	171,570
One New York Plaza Trust, Series 2020-1NYP, Class A, (1-mo. Term SOFR + 1.06%), 6.39%, 01/15/36(a)(b)		112	106,260
Open Trust, Series 2023-AIR, Class A, (1-mo. Term SOFR + 3.09%), 8.42%, 10/15/28(a)(b)		374	377,033
ORL Trust, Series 2023, Class A, (1-mo. Term SOFR + 2.35%), 7.68%, 10/19/36(a)(b)		582	582,727
PGA Trust, Series 2024-RSR2, Class A, (1-mo. Term SOFR + 1.89%), 7.22%, 06/15/39(a)(b)		38	37,857
SG Commercial Mortgage Securities Trust, Series 2019-PREZ, Class E, 3.48%, 09/15/39(a)(b)		26	21,189
SREIT Trust, Series 2021-MFP, Class A, (1-mo. Term SOFR + 0.85%), 6.17%, 11/15/38(a)(b)		144	141,915
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, (1-mo. Term SOFR + 2.19%), 7.51%, 05/15/37(a)(b)		174	174,435
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
TPGI Trust, Series 2021-DGWD, Class E, (1-mo. Term SOFR + 2.46%), 7.79%, 06/15/26(a)(b)	USD	80	$ 79,457
TTAN, Series 2021-MHC, Class A, (1-mo. Term SOFR + 0.96%), 6.29%, 03/15/38(a)(b)		593	589,634
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.58%, 12/10/33(a)(b)		376	393,797
UBS Commercial Mortgage Trust, Series 2017-C4, Class AS, 3.84%, 10/15/50(a)		580	539,642
Velocity Commercial Capital Loan Trust(a)(b)
Series 2020-1, Class AFX, 2.61%, 02/25/50		542	493,770
Series 2022-3, Class A, 5.22%, 06/25/52		168	160,559
Series 2023-2, Class M1, 7.03%, 05/25/53		136	137,693
Series 2024-1, Class A, 6.55%, 01/25/54		125	126,004
Wells Fargo Commercial Mortgage Trust
0.31%, 07/15/43(a)(b)		1,390	13,501
6.22%, 07/15/43(b)		176	181,060
Series 2015-C26, Class AS, 3.58%, 02/15/48		130	127,852
Series 2017-C40, Class A4, 3.58%, 10/15/50		200	191,271
Series 2019-C49, Class D, 3.00%, 03/15/52(b)		10	8,049
Series 2024-1CHI, Class A, 5.31%, 07/15/35(a)(b)		154	153,308
Series 2024-BPRC, Class C, 6.43%, 07/15/43(b)		112	114,063
Series 2024-BPRC, Class D, 7.08%, 07/15/43(b)		50	51,344
WFRBS Commercial Mortgage Trust, Series 2014- C25, Class A5, 3.63%, 11/15/47		300	297,921
			30,102,823
Interest Only Collateralized Mortgage Obligations — 0.0%
JP Morgan Alternative Loan Trust, Series 2014-5, Class 5C, 0.00%, 05/27/36(a)(b)		1,382	247,666
Total Non-Agency Mortgage-Backed Securities — 10.3% (Cost: $97,807,590)			98,900,139
Preferred Securities
Capital Trust — 0.0%
Insurance — 0.0%
Prudential Financial, Inc., 5.38%, 05/15/45(a)		20	19,771
Total Preferred Securities — 0.0% (Cost: $19,430)			19,771
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.0%
Fannie Mae-Aces, Series 2021-M4, Class A2, 1.46%, 02/25/31(a)		150	124,716
Freddie Mac Multifamily Structured Pass Through Certificates, 5.03%, 10/25/31		33	33,772
Ginnie Mae
Series 2023-119, 2.25%, 04/16/65		40	32,032
Series 2023-50, Class AC, 3.25%, 09/16/63(a)		23	21,203
			211,723
Mortgage-Backed Securities — 32.2%
Fannie Mae Mortgage-Backed Securities, 5.81%, 06/01/31		123	127,564
Freddie Mac Mortgage-Backed Securities
2.50%, 10/01/31		171	161,845
3.50%, 04/01/48		64	59,661
Ginnie Mae Mortgage-Backed Securities(m)
4.00%, 11/20/40 - 08/15/54		9,398	8,878,011
3.50%, 09/20/46 - 08/15/54		6,075	5,597,736
4.50%, 02/20/49 - 08/15/54		5,101	4,947,286
3.00%, 06/20/50 - 08/15/54		7,009	6,254,828
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities(m) (continued)
2.00%, 01/20/51 - 08/15/54	USD	9,972	$ 8,265,198
2.50%, 10/20/51 - 08/15/54		10,356	8,912,623
5.50%, 02/20/53 - 09/15/54		5,515	5,531,081
6.50%, 06/20/54 - 09/15/54		3,145	3,202,789
6.00%, 07/20/54 - 09/15/54		12,242	12,383,757
5.00%, 08/15/54		7,339	7,256,925
Uniform Mortgage-Backed Securities
3.00%, 07/01/31 - 09/16/54(m)		24,948	22,302,666
3.50%, 05/01/33 - 08/15/54(m)		20,138	18,394,071
2.50%, 01/01/35 - 08/15/54(m)		36,100	30,861,476
2.00%, 05/01/36 - 08/15/54(m)		76,737	63,013,253
1.50%, 09/01/36 - 08/15/54(m)		36,640	28,391,231
4.00%, 08/15/39 - 08/15/54(m)		18,012	16,977,186
4.50%, 08/15/39 - 08/15/54(m)		10,249	9,918,382
5.50%, 09/01/48 - 08/15/54(m)		9,305	9,336,443
5.00%, 06/01/52 - 08/15/54(m)		18,064	17,796,613
6.00%, 10/01/52 - 08/15/54(m)		7,731	7,858,715
6.50%, 08/01/53 - 08/15/54(m)		10,204	10,481,556
7.50%, 12/01/53 - 01/01/54		123	130,506
7.00%, 08/15/54 - 09/15/54(m)		2,258	2,333,936
			309,375,338
Total U.S. Government Sponsored Agency Securities — 32.2% (Cost: $305,473,957)			309,587,061
U.S. Treasury Obligations
U.S. Treasury Bonds
4.50%, 08/15/39 - 02/15/44		2,412	2,484,228
1.13%, 05/15/40 - 08/15/40		7,470	4,751,875
4.38%, 05/15/40 - 08/15/43		5,769	5,777,208
1.88%, 02/15/41 - 11/15/51		4,134	2,740,180
4.75%, 02/15/41 - 11/15/43		5,333	5,619,571
2.00%, 11/15/41		1,380	981,540
3.13%, 11/15/41 - 05/15/48		6,936	5,690,194
2.38%, 02/15/42 - 05/15/51		1,313	947,849
3.00%, 05/15/42 - 08/15/52		14,016	11,101,144
4.00%, 11/15/42 - 11/15/52		6,267	5,933,679
3.88%, 02/15/43		1,111	1,035,524
2.88%, 05/15/43 - 05/15/52		3,435	2,634,603
3.63%, 08/15/43 - 05/15/53		1,895	1,682,472
3.75%, 11/15/43		5,032	4,580,146
3.38%, 05/15/44 - 11/15/48		1,900	1,629,239
2.25%, 08/15/49		1,269	848,232
1.63%, 11/15/50		883	499,785
4.13%, 08/15/53		6,300	6,059,117
4.63%, 05/15/54		92	96,341
U.S. Treasury Notes
3.50%, 09/15/25 - 04/30/30		3,971	3,920,965
4.88%, 11/30/25 - 10/31/30(d)		27,561	28,379,187
4.00%, 12/15/25 - 02/15/34		15,597	15,583,618
4.25%, 12/31/25 - 06/30/31		1,277	1,277,152
0.50%, 02/28/26 - 05/31/27		5,480	4,990,028
4.63%, 03/15/26 - 05/31/31		26,321	26,552,487
0.75%, 03/31/26		458	431,060
4.50%, 03/31/26 - 11/15/33		3,679	3,754,889
3.75%, 04/15/26 - 05/31/30		1,560	1,543,261
4.13%, 06/15/26 - 11/15/32		6,148	6,193,646
0.88%, 06/30/26		2,061	1,932,738
0.63%, 07/31/26 - 08/15/30		1,884	1,687,309
1.63%, 11/30/26 - 05/15/31		4,797	4,340,770
Security		Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes (continued)
2.63%, 05/31/27	USD	3,267	$ 3,140,309
4.38%, 07/15/27 - 05/15/34		624	630,759
0.38%, 09/30/27		1,130	1,007,863
3.88%, 11/30/27 - 08/15/33		18,325	18,213,706
3.63%, 03/31/28 - 03/31/30		11,216	11,072,137
1.25%, 05/31/28 - 08/15/31		11,207	9,777,682
2.88%, 08/15/28 - 05/15/32		21,947	20,965,099
1.38%, 12/31/28		5,228	4,684,305
3.38%, 05/15/33		597	568,230
Total U.S. Treasury Obligations — 24.5% (Cost: $229,796,930)			235,740,127
Total Long-Term Investments — 104.5% (Cost: $983,422,359)			1,003,757,803
Short-Term Securities
Foreign Agency Obligations — 0.0%
Egypt Treasury Bills(n)
31.20%, 12/10/24	EGP	1,600	30,024
30.25%, 03/18/25		1,850	32,622
Series 364D, 25.00%, 10/01/24		1,575	31,026
Series 364D, 25.98%, 02/18/25		1,200	21,587
			115,259

	Shares
Money Market Funds — 14.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(o)(p)(q)	14,976,870	14,982,861
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.21%(o)(p)	127,455,087	127,455,087
		142,437,948

		Par (000)
U.S. Treasury Obligations — 1.3%
U.S. Treasury Notes
3.88%, 03/31/25 - 04/30/25	USD	4,960	4,925,623
2.63%, 04/15/25		2,271	2,234,419
0.38%, 04/30/25		1,317	1,273,091
2.88%, 06/15/25		2,030	1,996,378
0.25%, 07/31/25		1,579	1,511,285
			11,940,796
Total Short-Term Securities — 16.1% (Cost: $154,466,555)			154,494,003
Options Purchased — 0.0% (Cost: $636,432)			667,926
Total Investments Before TBA Sale Commitments and Options Written — 120.6% (Cost: $1,138,525,346)			1,158,919,732
TBA Sale Commitments(m)
Mortgage-Backed Securities — (5.6)%
Ginnie Mae Mortgage-Backed Securities
2.00%, 08/15/54		(74)	(61,325)

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities (continued)
2.50%, 08/15/54	USD	(66)	$ (56,792)
3.00%, 08/15/54		(54)	(48,189)
3.50%, 08/15/54		(42)	(38,609)
4.50%, 08/15/54		(1,786)	(1,730,286)
5.50%, 08/15/54		(1,689)	(1,694,101)
6.00%, 08/15/54		(5,262)	(5,323,675)
6.50%, 08/15/54		(956)	(973,846)
Uniform Mortgage-Backed Securities
1.50%, 08/15/39 - 08/15/54		(31,146)	(23,892,020)
2.00%, 08/15/39 - 08/15/54		(1,594)	(1,285,985)
2.50%, 08/15/39 - 08/15/54		(1,961)	(1,646,221)
3.00%, 08/15/39 - 08/13/54		(695)	(607,364)
3.50%, 08/15/39 - 08/15/54		(83)	(75,463)
4.00%, 08/15/39 - 08/15/54		(64)	(60,096)
4.50%, 08/15/39 - 08/15/54		(2,911)	(2,804,179)
5.00%, 08/15/54		(9,261)	(9,119,426)
5.50%, 08/15/54		(1,649)	(1,651,525)
6.00%, 08/15/54		(255)	(258,109)
6.50%, 08/15/54		(1,780)	(1,825,356)
7.00%, 08/15/54		(919)	(950,179)
Total TBA Sale Commitments — (5.6)% (Proceeds: $(53,683,302))			(54,102,746)
Options Written — (0.1)% (Premiums Received: $(786,081))			(648,979)
Total Investments, Net of TBA Sale Commitments and Options Written — 114.9% (Cost: $1,084,055,963)			1,104,168,007
Liabilities in Excess of Other Assets — (14.9)%			(143,269,067)
Net Assets — 100.0%			$ 960,898,940

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	All or a portion of this security is on loan.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(i)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $251,000, representing less than 0.05% of its net assets as of period end, and an original cost of $251,000.

(j)	Zero-coupon bond.
(k)	Issuer filed for bankruptcy and/or is in default.
(l)	Non-income producing security.
(m)	Represents or includes a TBA transaction.
(n)	Rates are discount rates or a range of discount rates as of period end.
(o)	Affiliate of the Fund.
(p)	Annualized 7-day yield as of period end.
(q)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 3,160,500	$ 11,824,300 (a)	$ —	$ (2,259)	$ 320	$ 14,982,861	14,976,870	$ 23,547 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	64,574,018	62,881,069 (a)	—	—	—	127,455,087	127,455,087	3,107,149	—
				$ (2,259)	$ 320	$ 142,437,948		$ 3,130,696	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Diversified Fixed Income Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro Bund	333	09/06/24	$ 48,195	$ 514,449
10-Year Australian Treasury Bonds	198	09/16/24	14,927	133,937
3-Month SOFR	2	09/17/24	473	(378)
10-Year Canadian Bond	16	09/18/24	1,425	21,428
10-Year U.S. Treasury Note	26	09/19/24	2,917	25,845
10-Year U.S. Ultra Long Treasury Note	44	09/19/24	5,107	43,068
U.S. Long Bond	49	09/19/24	5,946	95,758
Ultra U.S. Treasury Bond	10	09/19/24	1,285	29,686
Long Gilt	125	09/26/24	15,944	293,019
2-Year U.S. Treasury Note	389	09/30/24	79,994	444,335
5-Year U.S. Treasury Note	529	09/30/24	57,244	917,498
3-Month SONIA Index	2	03/18/25	613	(1,867)
				2,516,778
Short Contracts
30-Year Euro Buxl Bond	9	09/06/24	1,312	(61,351)
10-Year Canadian Bond	327	09/18/24	29,118	(638,004)
10-Year U.S. Treasury Note	101	09/19/24	11,333	(61,795)
U.S. Long Bond	87	09/19/24	10,557	(387,954)
Ultra U.S. Treasury Bond	40	09/19/24	5,140	(200,002)
Long Gilt	3	09/26/24	383	(4,318)
				(1,353,424)
				$ 1,163,354
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	113,900	USD	20,000	Bank of America N.A.	08/02/24	$ 137
BRL	108,404	USD	19,146	Barclays Bank PLC	08/02/24	20
BRL	161,664	USD	28,552	BNP Paribas SA	08/02/24	30
BRL	118,935	USD	21,000	Citibank N.A.	08/02/24	27
BRL	160,329	USD	28,316	Citibank N.A.	08/02/24	30
BRL	165,457	USD	29,222	Citibank N.A.	08/02/24	31
BRL	215,215	USD	38,000	Citibank N.A.	08/02/24	50
BRL	57,007	USD	10,068	Goldman Sachs International	08/02/24	11
BRL	108,543	USD	19,170	Goldman Sachs International	08/02/24	20
BRL	113,177	USD	19,989	Goldman Sachs International	08/02/24	21
BRL	219,833	USD	38,825	Goldman Sachs International	08/02/24	41
BRL	104,529	USD	18,461	Morgan Stanley & Co. International PLC	08/02/24	19
BRL	213,759	USD	37,753	Morgan Stanley & Co. International PLC	08/02/24	40
BRL	109,326	USD	19,308	Toronto-Dominion Bank	08/02/24	20
USD	20,000	BRL	108,404	Barclays Bank PLC	08/02/24	834
USD	29,000	BRL	161,664	BNP Paribas SA	08/02/24	418
USD	29,000	BRL	160,329	Citibank N.A.	08/02/24	654
USD	20,000	BRL	108,543	Goldman Sachs International	08/02/24	810
USD	39,000	BRL	219,833	Goldman Sachs International	08/02/24	134
USD	19,000	BRL	104,529	Morgan Stanley & Co. International PLC	08/02/24	519
USD	39,000	BRL	213,759	Morgan Stanley & Co. International PLC	08/02/24	1,208
USD	20,000	BRL	109,326	Toronto-Dominion Bank	08/02/24	671
GBP	38,000	USD	48,790	BNP Paribas SA	08/05/24	63
USD	182,372	COP	725,065,970	Citibank N.A.	08/13/24	3,673
COP	514,043,000	USD	122,654	BNP Paribas SA	08/15/24	4,007
AUD	45,000	USD	29,439	Barclays Bank PLC	08/23/24	5
CLP	36,919,350	USD	39,000	Citibank N.A.	08/23/24	192
CLP	9,507,526	USD	10,000	Goldman Sachs International	08/23/24	93

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CLP	27,661,804	USD	29,000	UBS AG	08/23/24	$ 365
COP	200,802,000	USD	49,000	Bank of America N.A.	08/23/24	431
COP	199,430,000	USD	49,000	Citibank N.A.	08/23/24	94
COP	201,527,200	USD	49,000	Morgan Stanley & Co. International PLC	08/23/24	610
EUR	58,780	PLN	252,028	UBS AG	08/23/24	107
IDR	488,100,000	USD	30,000	Barclays Bank PLC	08/23/24	31
JPY	4,559,870	EUR	27,000	Barclays Bank PLC	08/23/24	1,284
JPY	9,190,654	EUR	54,000	Toronto-Dominion Bank	08/23/24	3,044
JPY	4,464,109	USD	28,590	Bank of America N.A.	08/23/24	1,302
JPY	4,493,345	USD	29,000	Goldman Sachs International	08/23/24	1,088
JPY	4,572,368	USD	30,000	Goldman Sachs International	08/23/24	617
JPY	4,608,028	USD	30,000	Goldman Sachs International	08/23/24	856
KRW	67,926,740	USD	49,000	Barclays Bank PLC	08/23/24	620
KRW	41,096,073	USD	30,000	BNP Paribas SA	08/23/24	21
KRW	41,118,680	USD	30,000	Goldman Sachs International	08/23/24	37
MXN	920,839	USD	49,000	Bank of America N.A.	08/23/24	264
MXN	563,541	USD	30,000	Citibank N.A.	08/23/24	149
NOK	109,703	USD	10,000	Goldman Sachs International	08/23/24	60
NOK	320,033	USD	29,000	Goldman Sachs International	08/23/24	348
NOK	219,523	USD	20,000	UBS AG	08/23/24	131
NZD	16,664	AUD	15,000	Bank of America N.A.	08/23/24	103
PEN	133,689	USD	35,660	BNP Paribas SA	08/23/24	103
THB	108,788	USD	3,000	UBS AG	08/23/24	57
USD	13,391	AUD	20,150	Bank of America N.A.	08/23/24	207
USD	70,590	COP	285,223,836	Barclays Bank PLC	08/23/24	377
USD	105,000	COP	424,259,850	Barclays Bank PLC	08/23/24	560
USD	39,000	COP	157,014,000	Citibank N.A.	08/23/24	348
USD	49,000	COP	197,396,500	Citibank N.A.	08/23/24	407
USD	49,000	COP	198,671,480	Goldman Sachs International	08/23/24	93
USD	131,285	EUR	120,440	BNP Paribas SA	08/23/24	811
USD	29,679	GBP	23,000	Barclays Bank PLC	08/23/24	105
USD	39,000	HUF	14,031,135	Bank of America N.A.	08/23/24	490
USD	29,000	HUF	10,450,440	Citibank N.A.	08/23/24	317
USD	39,000	HUF	14,071,114	Goldman Sachs International	08/23/24	380
USD	49,000	MXN	911,459	Barclays Bank PLC	08/23/24	238
USD	49,000	MXN	894,034	Barclays Bank PLC	08/23/24	1,170
USD	29,000	MXN	523,580	Citibank N.A.	08/23/24	989
USD	29,000	MXN	529,483	Goldman Sachs International	08/23/24	673
USD	49,000	MXN	881,647	Goldman Sachs International	08/23/24	1,832
USD	29,000	PEN	108,071	Bank of America N.A.	08/23/24	90
ZAR	959,120	EUR	48,060	Citibank N.A.	08/23/24	512
ZAR	721,570	USD	39,000	Bank of America N.A.	08/23/24	554
ZAR	536,332	USD	29,000	Barclays Bank PLC	08/23/24	400
ZAR	512,125	USD	28,000	Morgan Stanley & Co. International PLC	08/23/24	73
ZAR	721,388	USD	39,000	Morgan Stanley & Co. International PLC	08/23/24	544
USD	18,880	TRY	641,734	Citibank N.A.	08/26/24	22
USD	54,809	MXN	980,872	Barclays Bank PLC	08/28/24	2,373
USD	19,360	MXN	349,716	Morgan Stanley & Co. International PLC	08/28/24	665
USD	100,117	MXN	1,793,540	Morgan Stanley & Co. International PLC	08/28/24	4,238
USD	204,254	MXN	3,686,564	Morgan Stanley & Co. International PLC	08/28/24	7,177
USD	81,983	CZK	1,873,795	Barclays Bank PLC	08/29/24	2,139
USD	94,269	CZK	2,144,536	Barclays Bank PLC	08/29/24	2,889
BRL	166,009	USD	29,210	Citibank N.A.	09/04/24	44
BRL	263,449	USD	46,225	Barclays Bank PLC	09/18/24	126
BRL	1,080,000	USD	189,447	Goldman Sachs International	09/18/24	567
BRL	36,551	USD	6,413	Morgan Stanley & Co. International PLC	09/18/24	18
CAD	120,000	USD	86,971	Barclays Bank PLC	09/18/24	65
CHF	150,000	USD	168,433	Bank of America N.A.	09/18/24	3,352
CHF	200,000	USD	228,604	Bank of America N.A.	09/18/24	443
CHF	220,000	USD	250,477	Bank of America N.A.	09/18/24	1,474
CHF	250,000	USD	280,464	Bank of America N.A.	09/18/24	5,845
CHF	70,000	USD	78,723	BNP Paribas SA	09/18/24	1,444
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	200,000	USD	225,767	Goldman Sachs International	09/18/24	$ 3,280
CHF	150,000	USD	171,095	Morgan Stanley & Co. International PLC	09/18/24	690
CHF	160,000	USD	181,782	Morgan Stanley & Co. International PLC	09/18/24	1,455
CHF	170,000	USD	192,380	Morgan Stanley & Co. International PLC	09/18/24	2,310
CHF	170,000	USD	191,670	Morgan Stanley & Co. International PLC	09/18/24	3,020
CHF	200,000	USD	226,540	Morgan Stanley & Co. International PLC	09/18/24	2,506
CHF	70,000	USD	79,155	Toronto-Dominion Bank	09/18/24	1,011
CHF	90,000	USD	102,483	Toronto-Dominion Bank	09/18/24	588
CHF	190,000	USD	215,300	Toronto-Dominion Bank	09/18/24	2,294
CHF	80,000	USD	91,566	UBS AG	09/18/24	53
COP	630,000,000	USD	150,354	Barclays Bank PLC	09/18/24	4,142
COP	320,000,000	USD	77,377	BNP Paribas SA	09/18/24	1,097
COP	380,000,000	USD	92,978	BNP Paribas SA	09/18/24	211
COP	480,000,000	USD	114,525	BNP Paribas SA	09/18/24	3,186
COP	850,000,000	USD	206,292	BNP Paribas SA	09/18/24	2,155
CZK	5,800,000	USD	246,934	UBS AG	09/18/24	370
EUR	170,000	USD	184,184	Morgan Stanley & Co. International PLC	09/18/24	202
EUR	2,705,000	USD	2,915,123	Morgan Stanley & Co. International PLC	09/18/24	18,790
GBP	130,000	USD	166,254	Bank of America N.A.	09/18/24	938
GBP	70,000	USD	88,959	Barclays Bank PLC	09/18/24	1,068
GBP	620,000	USD	789,716	BNP Paribas SA	09/18/24	7,661
GBP	570,000	USD	722,403	Citibank N.A.	09/18/24	10,669
GBP	70,000	USD	89,695	Toronto-Dominion Bank	09/18/24	331
GBP	230,000	USD	292,394	Toronto-Dominion Bank	09/18/24	3,407
GBP	340,000	USD	435,718	Toronto-Dominion Bank	09/18/24	1,553
GBP	510,000	USD	645,267	Toronto-Dominion Bank	09/18/24	10,640
HUF	68,000,000	USD	183,695	Barclays Bank PLC	09/18/24	2,803
HUF	13,000,000	USD	35,322	Morgan Stanley & Co. International PLC	09/18/24	332
HUF	19,000,000	USD	51,785	Morgan Stanley & Co. International PLC	09/18/24	325
HUF	58,000,000	USD	156,733	Morgan Stanley & Co. International PLC	09/18/24	2,339
HUF	50,000,000	USD	135,130	Toronto-Dominion Bank	09/18/24	2,001
IDR	2,210,000,000	USD	134,281	Bank of America N.A.	09/18/24	1,596
IDR	2,330,000,000	USD	141,047	Bank of America N.A.	09/18/24	2,208
IDR	950,000,000	USD	57,676	Barclays Bank PLC	09/18/24	733
IDR	1,350,000,000	USD	82,248	Barclays Bank PLC	09/18/24	754
IDR	2,470,000,000	USD	150,353	Goldman Sachs International	09/18/24	1,509
IDR	2,330,000,000	USD	142,412	Morgan Stanley & Co. International PLC	09/18/24	843
IDR	8,130,000,000	USD	497,491	Morgan Stanley & Co. International PLC	09/18/24	2,364
IDR	1,880,000,000	USD	114,657	UBS AG	09/18/24	931
INR	4,100,000	USD	48,893	Goldman Sachs International	09/18/24	7
INR	54,900,000	USD	654,702	Goldman Sachs International	09/18/24	82
JPY	11,000,000	USD	71,581	Barclays Bank PLC	09/18/24	2,359
JPY	16,000,000	USD	100,291	Barclays Bank PLC	09/18/24	7,259
JPY	23,000,000	USD	143,704	Barclays Bank PLC	09/18/24	10,899
JPY	30,000,000	USD	190,539	Barclays Bank PLC	09/18/24	11,117
JPY	38,000,000	USD	238,995	Barclays Bank PLC	09/18/24	16,436
JPY	60,000,000	USD	378,481	Barclays Bank PLC	09/18/24	24,831
JPY	8,000,000	USD	51,168	BNP Paribas SA	09/18/24	2,606
JPY	28,000,000	USD	180,699	BNP Paribas SA	09/18/24	7,513
JPY	40,000,000	USD	253,734	Citibank N.A.	09/18/24	15,141
JPY	18,000,000	USD	115,839	Goldman Sachs International	09/18/24	5,155
JPY	30,000,000	USD	195,468	Goldman Sachs International	09/18/24	6,188
JPY	6,000,000	USD	37,551	Morgan Stanley & Co. International PLC	09/18/24	2,780
JPY	21,000,000	USD	133,867	Morgan Stanley & Co. International PLC	09/18/24	7,292
JPY	11,000,000	USD	70,961	Toronto-Dominion Bank	09/18/24	2,980
JPY	11,000,000	USD	69,298	Toronto-Dominion Bank	09/18/24	4,642
MXN	1,300,000	USD	68,980	Goldman Sachs International	09/18/24	290
MXN	1,400,000	USD	73,873	Royal Bank of Canada	09/18/24	725
NOK	680,000	USD	62,081	Goldman Sachs International	09/18/24	313
NOK	900,000	USD	81,984	Goldman Sachs International	09/18/24	597
NOK	2,000,000	USD	182,334	Goldman Sachs International	09/18/24	1,179
NZD	520,000	USD	307,542	Bank of America N.A.	09/18/24	1,955

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NZD	170,000	USD	100,209	Citibank N.A.	09/18/24	$ 972
NZD	160,000	USD	94,729	Goldman Sachs International	09/18/24	500
NZD	400,000	USD	236,558	Goldman Sachs International	09/18/24	1,516
PHP	7,800,000	USD	133,470	Bank of America N.A.	09/18/24	79
PHP	10,100,000	USD	172,774	Bank of America N.A.	09/18/24	155
PHP	12,500,000	USD	213,968	Barclays Bank PLC	09/18/24	53
PLN	400,000	USD	99,040	Goldman Sachs International	09/18/24	1,821
SEK	260,000	USD	24,107	Barclays Bank PLC	09/18/24	229
SEK	600,000	USD	55,640	Royal Bank of Canada	09/18/24	521
SGD	70,000	USD	51,786	Barclays Bank PLC	09/18/24	703
SGD	260,000	USD	192,271	BNP Paribas SA	09/18/24	2,689
SGD	70,000	USD	52,165	Toronto-Dominion Bank	09/18/24	324
SGD	150,000	USD	111,350	Toronto-Dominion Bank	09/18/24	1,127
SGD	150,000	USD	111,335	Toronto-Dominion Bank	09/18/24	1,142
SGD	3,120,000	USD	2,314,923	Toronto-Dominion Bank	09/18/24	24,594
THB	1,800,000	USD	49,362	Barclays Bank PLC	09/18/24	1,325
THB	2,500,000	USD	69,399	Barclays Bank PLC	09/18/24	999
THB	3,200,000	USD	87,734	Barclays Bank PLC	09/18/24	2,377
THB	4,600,000	USD	126,123	Barclays Bank PLC	09/18/24	3,410
THB	6,400,000	USD	175,103	Barclays Bank PLC	09/18/24	5,118
THB	4,700,000	USD	128,591	Goldman Sachs International	09/18/24	3,759
THB	5,300,000	USD	144,789	Goldman Sachs International	09/18/24	4,456
THB	5,700,000	USD	156,486	Morgan Stanley & Co. International PLC	09/18/24	4,023
THB	7,100,000	USD	194,948	Morgan Stanley & Co. International PLC	09/18/24	4,985
THB	5,800,000	USD	158,150	UBS AG	09/18/24	5,175
TWD	12,200,000	USD	374,274	Citibank N.A.	09/18/24	497
USD	145,684	AUD	220,000	Bank of America N.A.	09/18/24	1,643
USD	550,406	AUD	830,000	Bank of America N.A.	09/18/24	6,979
USD	66,723	AUD	100,000	Barclays Bank PLC	09/18/24	1,250
USD	290,893	AUD	440,000	BNP Paribas SA	09/18/24	2,811
USD	313,368	AUD	470,000	BNP Paribas SA	09/18/24	5,645
USD	412,997	AUD	620,000	BNP Paribas SA	09/18/24	7,064
USD	159,190	AUD	240,000	Goldman Sachs International	09/18/24	2,055
USD	364,354	AUD	540,000	Goldman Sachs International	09/18/24	10,799
USD	2,052,410	AUD	3,100,000	Royal Bank of Canada	09/18/24	22,744
USD	74,261	AUD	110,000	Toronto-Dominion Bank	09/18/24	2,241
USD	88,910	BRL	505,000	Bank of America N.A.	09/18/24	61
USD	242,368	BRL	1,348,995	Barclays Bank PLC	09/18/24	5,027
USD	271,548	BRL	1,470,000	Barclays Bank PLC	09/18/24	12,917
USD	2,830,520	BRL	15,457,753	Barclays Bank PLC	09/18/24	110,892
USD	103,921	BRL	570,000	Citibank N.A.	09/18/24	3,635
USD	198,149	BRL	1,100,000	Citibank N.A.	09/18/24	4,616
USD	59,484	BRL	331,005	Goldman Sachs International	09/18/24	1,247
USD	60,084	BRL	330,000	Goldman Sachs International	09/18/24	2,024
USD	125,690	BRL	690,000	Goldman Sachs International	09/18/24	4,292
USD	154,420	BRL	840,000	Goldman Sachs International	09/18/24	6,631
USD	164,314	BRL	900,000	Goldman Sachs International	09/18/24	5,968
USD	165,396	BRL	900,000	Goldman Sachs International	09/18/24	7,050
USD	179,576	BRL	980,000	Goldman Sachs International	09/18/24	7,155
USD	186,199	BRL	1,020,000	Goldman Sachs International	09/18/24	6,741
USD	339,631	BRL	1,856,000	Goldman Sachs International	09/18/24	13,087
USD	348,382	BRL	1,900,000	Goldman Sachs International	09/18/24	14,097
USD	49,524	BRL	280,000	Morgan Stanley & Co. International PLC	09/18/24	261
USD	126,300	BRL	690,000	Morgan Stanley & Co. International PLC	09/18/24	4,902
USD	168,957	CAD	230,000	Bank of America N.A.	09/18/24	2,138
USD	210,963	CAD	290,000	Bank of America N.A.	09/18/24	626
USD	29,290	CAD	40,000	Barclays Bank PLC	09/18/24	278
USD	29,292	CAD	40,000	Barclays Bank PLC	09/18/24	280
USD	556,285	CAD	760,000	Barclays Bank PLC	09/18/24	5,057
USD	174,987	CAD	240,000	BNP Paribas SA	09/18/24	915
USD	98,167	CAD	133,352	Goldman Sachs International	09/18/24	1,448
USD	189,451	CAD	260,000	Goldman Sachs International	09/18/24	873
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	203,715	CAD	276,648	Royal Bank of Canada	09/18/24	$ 3,062
USD	3,443,677	CAD	4,730,000	Royal Bank of Canada	09/18/24	13,008
USD	78,659	COP	320,000,000	Barclays Bank PLC	09/18/24	184
USD	333,712	COP	1,340,000,000	Citibank N.A.	09/18/24	5,101
USD	66,629	COP	270,000,000	Goldman Sachs International	09/18/24	417
USD	133,897	CZK	3,100,000	Bank of America N.A.	09/18/24	1,717
USD	51,269	CZK	1,200,000	Barclays Bank PLC	09/18/24	103
USD	115,655	CZK	2,700,000	BNP Paribas SA	09/18/24	531
USD	162,730	CZK	3,800,000	BNP Paribas SA	09/18/24	703
USD	72,530	CZK	1,700,000	Goldman Sachs International	09/18/24	45
USD	60,218	CZK	1,400,000	Morgan Stanley & Co. International PLC	09/18/24	524
USD	77,529	CZK	1,800,000	Morgan Stanley & Co. International PLC	09/18/24	779
USD	94,563	CZK	2,200,000	Morgan Stanley & Co. International PLC	09/18/24	758
USD	81,856	CZK	1,900,000	UBS AG	09/18/24	843
USD	176,506	CZK	4,100,000	UBS AG	09/18/24	1,687
USD	97,763	EUR	90,000	Bank of America N.A.	09/18/24	147
USD	152,312	EUR	140,000	Bank of America N.A.	09/18/24	464
USD	173,963	EUR	160,000	Barclays Bank PLC	09/18/24	423
USD	434,584	EUR	400,000	Barclays Bank PLC	09/18/24	734
USD	625,177	EUR	570,000	Barclays Bank PLC	09/18/24	6,941
USD	76,333	EUR	70,000	BNP Paribas SA	09/18/24	409
USD	162,815	EUR	150,000	Citibank N.A.	09/18/24	121
USD	196,584	EUR	180,000	Goldman Sachs International	09/18/24	1,352
USD	336,602	EUR	310,000	Goldman Sachs International	09/18/24	368
USD	163,205	EUR	150,000	Royal Bank of Canada	09/18/24	511
USD	97,857	EUR	90,000	Toronto-Dominion Bank	09/18/24	240
USD	32,593	EUR	30,000	UBS AG	09/18/24	54
USD	2,647,495	EUR	2,438,400	UBS AG	09/18/24	2,743
USD	38,627	GBP	30,000	Bank of America N.A.	09/18/24	45
USD	38,855	GBP	30,000	Barclays Bank PLC	09/18/24	272
USD	142,876	GBP	110,000	Barclays Bank PLC	09/18/24	1,406
USD	25,784	GBP	20,000	BNP Paribas SA	09/18/24	62
USD	493,026	GBP	380,000	Citibank N.A.	09/18/24	4,311
USD	251,558	GBP	194,000	Goldman Sachs International	09/18/24	2,056
USD	739,019	GBP	570,000	Morgan Stanley & Co. International PLC	09/18/24	5,946
USD	741,099	GBP	570,000	Morgan Stanley & Co. International PLC	09/18/24	8,026
USD	65,865	HUF	24,000,000	Barclays Bank PLC	09/18/24	43
USD	85,101	HUF	31,000,000	Barclays Bank PLC	09/18/24	80
USD	94,909	HUF	34,000,000	BNP Paribas SA	09/18/24	1,659
USD	11,195	HUF	4,000,000	Morgan Stanley & Co. International PLC	09/18/24	224
USD	52,239	HUF	19,000,000	Morgan Stanley & Co. International PLC	09/18/24	129
USD	99,085	IDR	1,610,000,000	Bank of America N.A.	09/18/24	98
USD	104,289	IDR	1,690,000,000	Goldman Sachs International	09/18/24	383
USD	144,444	IDR	2,340,000,000	Goldman Sachs International	09/18/24	575
USD	43,013	INR	3,600,000	Barclays Bank PLC	09/18/24	76
USD	77,933	MXN	1,400,000	Barclays Bank PLC	09/18/24	3,334
USD	316,967	MXN	5,700,000	Barclays Bank PLC	09/18/24	13,244
USD	84,708	NOK	900,000	Citibank N.A.	09/18/24	2,127
USD	140,774	NOK	1,500,000	Toronto-Dominion Bank	09/18/24	3,140
USD	197,917	NOK	2,100,000	Toronto-Dominion Bank	09/18/24	5,229
USD	280,171	NZD	460,000	Bank of America N.A.	09/18/24	6,386
USD	327,796	NZD	540,000	Bank of America N.A.	09/18/24	6,396
USD	396,399	NZD	650,000	Bank of America N.A.	09/18/24	9,529
USD	134,855	NZD	220,000	Barclays Bank PLC	09/18/24	3,914
USD	71,988	NZD	120,000	Citibank N.A.	09/18/24	565
USD	79,055	NZD	130,000	Citibank N.A.	09/18/24	1,681
USD	98,030	NZD	160,000	Citibank N.A.	09/18/24	2,800
USD	324,179	NZD	530,000	Citibank N.A.	09/18/24	8,731
USD	637,517	NZD	1,050,000	Citibank N.A.	09/18/24	12,572
USD	288,361	NZD	470,000	Goldman Sachs International	09/18/24	8,624
USD	42,398	NZD	70,000	Morgan Stanley & Co. International PLC	09/18/24	735
USD	91,937	NZD	150,000	Morgan Stanley & Co. International PLC	09/18/24	2,659

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	220,198	NZD	360,000	Morgan Stanley & Co. International PLC	09/18/24	$ 5,932
USD	12,140	NZD	20,000	Royal Bank of Canada	09/18/24	236
USD	477,762	NZD	780,000	UBS AG	09/18/24	13,518
USD	139,863	PLN	550,000	Barclays Bank PLC	09/18/24	1,179
USD	317,916	PLN	1,250,000	Barclays Bank PLC	09/18/24	2,725
USD	88,526	PLN	350,000	Goldman Sachs International	09/18/24	273
USD	101,108	PLN	400,000	Goldman Sachs International	09/18/24	247
USD	203,407	PLN	800,000	Goldman Sachs International	09/18/24	1,684
USD	219,302	SEK	2,300,000	Barclays Bank PLC	09/18/24	4,018
USD	66,897	SEK	700,000	Morgan Stanley & Co. International PLC	09/18/24	1,375
USD	171,149	SEK	1,800,000	Toronto-Dominion Bank	09/18/24	2,665
USD	397,334	SEK	4,200,000	Toronto-Dominion Bank	09/18/24	4,205
USD	95,269	TWD	3,100,000	Bank of America N.A.	09/18/24	41
USD	193,720	TWD	6,300,000	Bank of America N.A.	09/18/24	190
USD	77,734	TWD	2,500,000	Barclays Bank PLC	09/18/24	937
USD	98,540	TWD	3,200,000	Barclays Bank PLC	09/18/24	240
USD	240,823	TWD	7,800,000	Barclays Bank PLC	09/18/24	1,215
USD	124,031	TWD	4,000,000	Morgan Stanley & Co. International PLC	09/18/24	1,155
USD	58,444	TWD	1,900,000	UBS AG	09/18/24	78
USD	126,148	ZAR	2,300,000	Barclays Bank PLC	09/18/24	321
USD	240,718	ZAR	4,400,000	Goldman Sachs International	09/18/24	7
USD	66,001	ZAR	1,200,000	Morgan Stanley & Co. International PLC	09/18/24	352
ZAR	1,700,000	USD	91,530	Bank of America N.A.	09/18/24	1,473
ZAR	2,500,000	USD	136,262	Bank of America N.A.	09/18/24	506
ZAR	1,800,000	USD	98,188	Barclays Bank PLC	09/18/24	285
ZAR	1,300,000	USD	69,401	Goldman Sachs International	09/18/24	1,719
ZAR	300,000	USD	16,235	Morgan Stanley & Co. International PLC	09/18/24	178
ZAR	900,000	USD	49,082	Morgan Stanley & Co. International PLC	09/18/24	155
ZAR	1,200,000	USD	65,527	Morgan Stanley & Co. International PLC	09/18/24	122
ZAR	1,800,000	USD	97,232	Morgan Stanley & Co. International PLC	09/18/24	1,241
ZAR	1,900,000	USD	102,442	Morgan Stanley & Co. International PLC	09/18/24	1,501
ZAR	2,700,000	USD	143,666	Morgan Stanley & Co. International PLC	09/18/24	4,043
ZAR	900,000	USD	48,890	Toronto-Dominion Bank	09/18/24	346
ZAR	1,620,000	USD	88,411	Toronto-Dominion Bank	09/18/24	214
ZAR	2,700,000	USD	143,522	Toronto-Dominion Bank	09/18/24	4,187
ZAR	4,500,000	USD	245,542	Toronto-Dominion Bank	09/18/24	640
KRW	175,000,000	USD	126,955	Bank of America N.A.	09/19/24	1,024
KRW	65,000,000	USD	47,039	Barclays Bank PLC	09/19/24	496
KRW	100,000,000	USD	72,571	Barclays Bank PLC	09/19/24	561
KRW	125,000,000	USD	90,343	Barclays Bank PLC	09/19/24	1,071
KRW	170,000,000	USD	123,816	Barclays Bank PLC	09/19/24	507
KRW	200,000,000	USD	144,909	Barclays Bank PLC	09/19/24	1,354
KRW	290,000,000	USD	210,578	Barclays Bank PLC	09/19/24	1,502
KRW	230,000,000	USD	167,793	Citibank N.A.	09/19/24	409
KRW	285,000,000	USD	206,984	Goldman Sachs International	09/19/24	1,440
KRW	2,640,000,000	USD	1,923,778	Morgan Stanley & Co. International PLC	09/19/24	6,885
KRW	275,000,000	USD	200,002	UBS AG	09/19/24	1,109
CLP	145,000,000	USD	153,061	Barclays Bank PLC	09/23/24	831
USD	182,045	CLP	166,000,000	Barclays Bank PLC	09/23/24	5,865
USD	243,777	CLP	223,000,000	Barclays Bank PLC	09/23/24	7,101
USD	78,380	CLP	72,000,000	Citibank N.A.	09/23/24	1,965
USD	9,596	CLP	9,000,000	Goldman Sachs International	09/23/24	44
USD	337,421	PLN	1,328,845	Barclays Bank PLC	09/24/24	2,376
USD	70,600	PLN	279,222	Morgan Stanley & Co. International PLC	09/24/24	199
TRY	818,000	USD	21,126	Goldman Sachs International	09/25/24	2,134
TRY	805,000	USD	21,071	UBS AG	09/25/24	1,819
USD	64,649	COP	257,648,960	Goldman Sachs International	09/25/24	1,539
USD	92,723	EUR	84,781	Bank of America N.A.	09/25/24	738
USD	67,377	BRL	342,760	Goldman Sachs International	10/02/24	7,168
COP	132,017,250	USD	31,724	BNP Paribas SA	10/23/24	487
COP	396,051,750	USD	95,220	BNP Paribas SA	10/23/24	1,414
TRY	749,858	USD	20,000	BNP Paribas SA	10/23/24	710
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TRY	438,909	USD	11,840	UBS AG	10/23/24	$ 282
TRY	704,824	USD	19,000	Barclays Bank PLC	10/28/24	367
TRY	1,080,975	USD	29,000	Citibank N.A.	10/28/24	703
TRY	157,800	USD	4,049	Barclays Bank PLC	12/04/24	117
TRY	317,178	USD	7,814	Barclays Bank PLC	12/04/24	561
TRY	156,222	USD	4,071	Goldman Sachs International	12/04/24	53
TRY	157,800	USD	4,035	Goldman Sachs International	12/04/24	131
TRY	315,600	USD	8,108	Goldman Sachs International	12/04/24	225
TRY	473,400	USD	12,152	Goldman Sachs International	12/04/24	347
TRY	946,000	USD	22,117	BNP Paribas SA	12/06/24	2,807
USD	66,000	CNH	462,462	Morgan Stanley & Co. International PLC	01/27/25	1,144
						939,974
BRL	55,634	USD	10,000	BNP Paribas SA	08/02/24	(164)
BRL	109,960	USD	20,000	Citibank N.A.	08/02/24	(559)
BRL	109,363	USD	20,000	Goldman Sachs International	08/02/24	(665)
BRL	155,610	USD	28,210	Goldman Sachs International	08/02/24	(698)
BRL	158,607	USD	29,000	Goldman Sachs International	08/02/24	(958)
BRL	217,134	USD	39,000	Goldman Sachs International	08/02/24	(611)
BRL	107,914	USD	20,000	Morgan Stanley & Co. International PLC	08/02/24	(921)
BRL	158,268	USD	29,000	UBS AG	08/02/24	(1,019)
USD	20,116	BRL	113,900	Bank of America N.A.	08/02/24	(21)
USD	9,826	BRL	55,634	BNP Paribas SA	08/02/24	(10)
USD	19,420	BRL	109,960	Citibank N.A.	08/02/24	(20)
USD	21,005	BRL	118,935	Citibank N.A.	08/02/24	(22)
USD	29,210	BRL	165,457	Citibank N.A.	08/02/24	(43)
USD	38,010	BRL	215,215	Citibank N.A.	08/02/24	(40)
USD	10,000	BRL	57,007	Goldman Sachs International	08/02/24	(79)
USD	19,315	BRL	109,363	Goldman Sachs International	08/02/24	(20)
USD	20,000	BRL	113,177	Goldman Sachs International	08/02/24	(10)
USD	27,483	BRL	155,610	Goldman Sachs International	08/02/24	(29)
USD	28,012	BRL	158,607	Goldman Sachs International	08/02/24	(29)
USD	38,349	BRL	217,134	Goldman Sachs International	08/02/24	(40)
USD	19,059	BRL	107,914	Morgan Stanley & Co. International PLC	08/02/24	(20)
USD	27,952	BRL	158,268	UBS AG	08/02/24	(29)
USD	18,740	TRY	629,942	Barclays Bank PLC	08/05/24	(222)
USD	89,838	COP	366,764,720	Citibank N.A.	08/14/24	(544)
USD	176,583	COP	720,901,420	Citibank N.A.	08/14/24	(1,069)
COP	206,858,420	USD	52,872	Goldman Sachs International	08/15/24	(1,902)
USD	35,529	PEN	133,308	Bank of America N.A.	08/21/24	(132)
AUD	20,829	EUR	12,700	UBS AG	08/23/24	(129)
AUD	45,061	GBP	23,000	Goldman Sachs International	08/23/24	(90)
AUD	45,000	USD	29,744	Goldman Sachs International	08/23/24	(300)
COP	166,782,621	GBP	31,960	Barclays Bank PLC	08/23/24	(38)
COP	198,891,000	USD	49,000	BNP Paribas SA	08/23/24	(39)
EUR	67,040	GBP	56,549	Barclays Bank PLC	08/23/24	(87)
EUR	27,000	JPY	4,487,834	Goldman Sachs International	08/23/24	(802)
EUR	54,000	JPY	9,210,494	Goldman Sachs International	08/23/24	(3,176)
EUR	27,000	USD	29,335	Barclays Bank PLC	08/23/24	(85)
GBP	23,000	USD	29,729	Goldman Sachs International	08/23/24	(155)
GBP	89,200	USD	115,262	UBS AG	08/23/24	(568)
HUF	14,171,111	USD	39,000	BNP Paribas SA	08/23/24	(105)
HUF	14,156,407	USD	39,000	Citibank N.A.	08/23/24	(146)
HUF	27,600,234	USD	77,000	Morgan Stanley & Co. International PLC	08/23/24	(1,247)
HUF	7,233,460	USD	20,000	UBS AG	08/23/24	(147)
IDR	766,482,918	USD	47,230	BNP Paribas SA	08/23/24	(71)
MXN	538,871	USD	29,000	Bank of America N.A.	08/23/24	(171)
MXN	1,409,014	USD	78,000	Barclays Bank PLC	08/23/24	(2,619)
MXN	2,800,770	USD	155,080	Barclays Bank PLC	08/23/24	(5,241)
MXN	361,993	USD	20,000	Goldman Sachs International	08/23/24	(634)
MXN	530,660	USD	29,000	Goldman Sachs International	08/23/24	(610)
MXN	536,401	USD	29,000	Goldman Sachs International	08/23/24	(303)

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NZD	15,000	AUD	13,647	Bank of America N.A.	08/23/24	$ (2)
PEN	108,388	USD	29,000	Citibank N.A.	08/23/24	(5)
PHP	1,750,800	USD	30,000	Bank of America N.A.	08/23/24	(14)
PLN	576,285	USD	146,500	Morgan Stanley & Co. International PLC	08/23/24	(1,141)
USD	29,000	BRL	164,416	Citibank N.A.	08/23/24	(7)
USD	67,790	CNH	493,604	UBS AG	08/23/24	(654)
USD	49,000	COP	199,577,000	BNP Paribas SA	08/23/24	(130)
USD	49,000	COP	200,826,500	Citibank N.A.	08/23/24	(437)
USD	28,590	JPY	4,344,586	Bank of America N.A.	08/23/24	(502)
USD	45,000	JPY	6,754,756	Bank of America N.A.	08/23/24	(231)
USD	29,000	JPY	4,431,451	Goldman Sachs International	08/23/24	(674)
USD	29,000	MXN	543,099	Goldman Sachs International	08/23/24	(55)
USD	30,000	MXN	563,100	Goldman Sachs International	08/23/24	(125)
USD	39,000	NOK	427,939	Goldman Sachs International	08/23/24	(243)
USD	37,410	SEK	400,229	Bank of America N.A.	08/23/24	(2)
USD	49,000	ZAR	901,365	Bank of America N.A.	08/23/24	(410)
USD	39,000	ZAR	717,141	Goldman Sachs International	08/23/24	(312)
USD	43,650	ZAR	798,807	Morgan Stanley & Co. International PLC	08/23/24	(138)
USD	49,000	ZAR	902,447	Morgan Stanley & Co. International PLC	08/23/24	(469)
USD	96,000	ZAR	1,756,825	Morgan Stanley & Co. International PLC	08/23/24	(304)
USD	141,639	COP	595,304,629	Barclays Bank PLC	08/26/24	(4,855)
MXN	979,688	USD	52,971	Barclays Bank PLC	08/28/24	(599)
MXN	245,235	USD	13,775	Morgan Stanley & Co. International PLC	08/28/24	(665)
USD	44,166	ZAR	817,986	BNP Paribas SA	09/03/24	(635)
USD	177,254	ZAR	3,274,951	Toronto-Dominion Bank	09/03/24	(2,117)
BRL	276,478	USD	49,000	Citibank N.A.	09/04/24	(279)
BRL	169,995	USD	30,000	Morgan Stanley & Co. International PLC	09/04/24	(43)
AUD	200,000	USD	132,650	Bank of America N.A.	09/18/24	(1,704)
AUD	210,000	USD	141,674	Bank of America N.A.	09/18/24	(4,181)
AUD	400,000	USD	267,082	Bank of America N.A.	09/18/24	(5,190)
AUD	470,000	USD	308,083	Bank of America N.A.	09/18/24	(359)
AUD	740,000	USD	486,016	Bank of America N.A.	09/18/24	(1,516)
AUD	440,000	USD	294,382	BNP Paribas SA	09/18/24	(6,300)
AUD	510,000	USD	345,281	BNP Paribas SA	09/18/24	(11,368)
AUD	210,000	USD	141,023	Goldman Sachs International	09/18/24	(3,529)
AUD	260,000	USD	175,443	Goldman Sachs International	09/18/24	(5,213)
AUD	300,000	USD	203,939	Goldman Sachs International	09/18/24	(7,520)
AUD	140,000	USD	94,689	Toronto-Dominion Bank	09/18/24	(3,027)
AUD	150,000	USD	98,511	Toronto-Dominion Bank	09/18/24	(301)
AUD	160,000	USD	106,976	Toronto-Dominion Bank	09/18/24	(2,219)
AUD	210,000	USD	141,745	Toronto-Dominion Bank	09/18/24	(4,251)
AUD	220,000	USD	144,291	Toronto-Dominion Bank	09/18/24	(250)
AUD	440,000	USD	293,494	Toronto-Dominion Bank	09/18/24	(5,413)
AUD	150,000	USD	99,841	UBS AG	09/18/24	(1,632)
BRL	1,370,000	USD	243,847	Barclays Bank PLC	09/18/24	(2,810)
BRL	690,000	USD	124,589	BNP Paribas SA	09/18/24	(3,191)
BRL	820,000	USD	148,062	BNP Paribas SA	09/18/24	(3,792)
BRL	380,000	USD	69,534	Citibank N.A.	09/18/24	(2,677)
BRL	570,000	USD	104,594	Citibank N.A.	09/18/24	(4,309)
BRL	450,000	USD	81,637	Goldman Sachs International	09/18/24	(2,464)
BRL	580,000	USD	104,064	Goldman Sachs International	09/18/24	(2,019)
BRL	820,000	USD	146,413	Goldman Sachs International	09/18/24	(2,142)
BRL	2,310,000	USD	428,119	Morgan Stanley & Co. International PLC	09/18/24	(21,699)
CAD	175,000	USD	127,645	Barclays Bank PLC	09/18/24	(717)
CAD	180,000	USD	131,129	Barclays Bank PLC	09/18/24	(575)
CAD	195,000	USD	142,260	Barclays Bank PLC	09/18/24	(826)
CAD	205,000	USD	149,561	Barclays Bank PLC	09/18/24	(874)
CAD	340,000	USD	246,959	Barclays Bank PLC	09/18/24	(357)
CAD	340,000	USD	246,930	Barclays Bank PLC	09/18/24	(328)
CAD	830,000	USD	607,956	Barclays Bank PLC	09/18/24	(5,957)
CAD	1,230,000	USD	897,563	Barclays Bank PLC	09/18/24	(5,444)
CAD	280,000	USD	204,608	Citibank N.A.	09/18/24	(1,524)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	290,000	USD	213,500	Citibank N.A.	09/18/24	$ (3,163)
CAD	330,000	USD	242,060	Citibank N.A.	09/18/24	(2,711)
CAD	220,000	USD	161,759	Goldman Sachs International	09/18/24	(2,193)
CAD	290,000	USD	211,489	Goldman Sachs International	09/18/24	(1,152)
CAD	100,000	USD	72,973	Morgan Stanley & Co. International PLC	09/18/24	(443)
CAD	200,000	USD	146,458	Morgan Stanley & Co. International PLC	09/18/24	(1,398)
CAD	250,000	USD	182,649	Morgan Stanley & Co. International PLC	09/18/24	(1,324)
CAD	370,000	USD	271,171	Morgan Stanley & Co. International PLC	09/18/24	(2,810)
CAD	810,000	USD	592,067	Morgan Stanley & Co. International PLC	09/18/24	(4,574)
CAD	100,000	USD	73,466	Toronto-Dominion Bank	09/18/24	(936)
CAD	170,000	USD	124,000	Toronto-Dominion Bank	09/18/24	(699)
CAD	250,000	USD	183,411	Toronto-Dominion Bank	09/18/24	(2,086)
COP	570,000,000	USD	141,092	Barclays Bank PLC	09/18/24	(1,310)
COP	510,000,000	USD	125,311	Goldman Sachs International	09/18/24	(243)
COP	1,840,000,000	USD	455,650	Goldman Sachs International	09/18/24	(4,423)
CZK	1,300,000	USD	55,551	Barclays Bank PLC	09/18/24	(121)
CZK	1,600,000	USD	68,417	Barclays Bank PLC	09/18/24	(195)
CZK	2,200,000	USD	94,523	Barclays Bank PLC	09/18/24	(718)
CZK	3,800,000	USD	164,650	Barclays Bank PLC	09/18/24	(2,623)
CZK	6,100,000	USD	263,954	Barclays Bank PLC	09/18/24	(3,858)
CZK	2,800,000	USD	119,502	Goldman Sachs International	09/18/24	(114)
CZK	1,320,000	USD	56,961	Morgan Stanley & Co. International PLC	09/18/24	(678)
CZK	1,400,000	USD	59,959	Morgan Stanley & Co. International PLC	09/18/24	(265)
CZK	4,400,000	USD	191,280	Morgan Stanley & Co. International PLC	09/18/24	(3,670)
CZK	5,000,000	USD	217,058	Morgan Stanley & Co. International PLC	09/18/24	(3,865)
CZK	4,400,000	USD	190,311	UBS AG	09/18/24	(2,701)
CZK	5,600,000	USD	243,562	UBS AG	09/18/24	(4,786)
EUR	450,000	USD	491,829	Barclays Bank PLC	09/18/24	(3,747)
EUR	130,000	USD	141,432	BNP Paribas SA	09/18/24	(430)
EUR	540,000	USD	592,140	BNP Paribas SA	09/18/24	(6,442)
EUR	110,000	USD	120,557	Goldman Sachs International	09/18/24	(1,248)
EUR	610,000	USD	666,888	Morgan Stanley & Co. International PLC	09/18/24	(5,266)
EUR	130,000	USD	142,354	UBS AG	09/18/24	(1,353)
GBP	250,000	USD	325,904	Bank of America N.A.	09/18/24	(4,382)
GBP	300,000	USD	386,575	Bank of America N.A.	09/18/24	(748)
GBP	100,000	USD	129,325	Barclays Bank PLC	09/18/24	(716)
GBP	190,000	USD	245,191	Barclays Bank PLC	09/18/24	(833)
GBP	120,000	USD	154,614	Citibank N.A.	09/18/24	(283)
GBP	210,000	USD	270,151	Citibank N.A.	09/18/24	(72)
GBP	200,000	USD	259,895	Goldman Sachs International	09/18/24	(2,677)
GBP	50,000	USD	64,645	Toronto-Dominion Bank	09/18/24	(340)
HUF	20,000,000	USD	55,228	Barclays Bank PLC	09/18/24	(376)
HUF	88,000,000	USD	245,693	Citibank N.A.	09/18/24	(4,342)
HUF	58,000,000	USD	160,725	Goldman Sachs International	09/18/24	(1,654)
HUF	39,000,000	USD	108,257	Morgan Stanley & Co. International PLC	09/18/24	(1,295)
INR	9,700,000	USD	115,692	Bank of America N.A.	09/18/24	(2)
INR	1,600,000	USD	19,097	Goldman Sachs International	09/18/24	(14)
MXN	1,800,000	USD	97,223	Bank of America N.A.	09/18/24	(1,310)
MXN	3,100,000	USD	167,181	Bank of America N.A.	09/18/24	(1,998)
MXN	1,600,000	USD	88,204	Barclays Bank PLC	09/18/24	(2,948)
MXN	2,000,000	USD	108,305	Barclays Bank PLC	09/18/24	(1,736)
MXN	1,800,000	USD	96,227	Citibank N.A.	09/18/24	(314)
MXN	3,100,000	USD	172,139	Citibank N.A.	09/18/24	(6,956)
MXN	1,400,000	USD	77,884	Goldman Sachs International	09/18/24	(3,285)
MXN	1,500,000	USD	80,705	Goldman Sachs International	09/18/24	(778)
MXN	1,700,000	USD	93,220	Goldman Sachs International	09/18/24	(2,635)
MXN	1,800,000	USD	96,430	Goldman Sachs International	09/18/24	(517)
MXN	3,300,000	USD	177,228	Goldman Sachs International	09/18/24	(1,389)
MXN	840,000	USD	45,434	Toronto-Dominion Bank	09/18/24	(675)
NOK	800,000	USD	74,871	Citibank N.A.	09/18/24	(1,466)
NOK	3,100,000	USD	289,884	Citibank N.A.	09/18/24	(5,440)
NOK	500,000	USD	47,545	Goldman Sachs International	09/18/24	(1,666)

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	1,600,000	USD	152,083	Goldman Sachs International	09/18/24	$ (5,273)
NOK	2,000,000	USD	187,992	Goldman Sachs International	09/18/24	(4,479)
NOK	800,000	USD	75,826	Morgan Stanley & Co. International PLC	09/18/24	(2,421)
NOK	6,600,000	USD	616,423	Morgan Stanley & Co. International PLC	09/18/24	(10,832)
NOK	300,000	USD	27,969	Toronto-Dominion Bank	09/18/24	(442)
NZD	610,000	USD	370,782	Citibank N.A.	09/18/24	(7,719)
NZD	270,000	USD	165,331	Toronto-Dominion Bank	09/18/24	(4,631)
NZD	600,000	USD	364,881	Toronto-Dominion Bank	09/18/24	(7,770)
PHP	2,500,000	USD	42,852	Bank of America N.A.	09/18/24	(48)
PHP	4,100,000	USD	70,390	Barclays Bank PLC	09/18/24	(191)
PHP	7,000,000	USD	119,947	Morgan Stanley & Co. International PLC	09/18/24	(96)
PLN	130,000	USD	32,856	Barclays Bank PLC	09/18/24	(76)
PLN	650,000	USD	165,029	Citibank N.A.	09/18/24	(1,130)
PLN	250,000	USD	63,163	Morgan Stanley & Co. International PLC	09/18/24	(125)
PLN	500,000	USD	128,201	Morgan Stanley & Co. International PLC	09/18/24	(2,124)
PLN	300,000	USD	76,370	UBS AG	09/18/24	(724)
SEK	1,100,000	USD	105,457	Bank of America N.A.	09/18/24	(2,495)
SEK	1,000,000	USD	94,065	Barclays Bank PLC	09/18/24	(463)
SEK	600,000	USD	57,614	Goldman Sachs International	09/18/24	(1,453)
SEK	800,000	USD	75,496	Goldman Sachs International	09/18/24	(614)
SEK	1,000,000	USD	97,537	Goldman Sachs International	09/18/24	(3,935)
SEK	2,000,000	USD	190,461	Goldman Sachs International	09/18/24	(3,257)
SEK	2,100,000	USD	200,582	Goldman Sachs International	09/18/24	(4,018)
SEK	2,100,000	USD	198,618	Goldman Sachs International	09/18/24	(2,053)
SEK	400,000	USD	38,161	Morgan Stanley & Co. International PLC	09/18/24	(720)
SEK	3,700,000	USD	353,578	Morgan Stanley & Co. International PLC	09/18/24	(7,251)
SEK	1,900,000	USD	180,788	Royal Bank of Canada	09/18/24	(2,944)
SEK	4,600,000	USD	436,650	Royal Bank of Canada	09/18/24	(6,080)
SEK	900,000	USD	86,226	Toronto-Dominion Bank	09/18/24	(1,984)
SEK	1,100,000	USD	105,471	Toronto-Dominion Bank	09/18/24	(2,509)
TWD	11,200,000	USD	347,804	Goldman Sachs International	09/18/24	(3,752)
USD	571,707	AUD	880,000	Bank of America N.A.	09/18/24	(4,456)
USD	293,168	AUD	450,000	Citibank N.A.	09/18/24	(1,461)
USD	98,133	AUD	150,000	Goldman Sachs International	09/18/24	(77)
USD	78,231	BRL	445,000	Goldman Sachs International	09/18/24	(62)
USD	106,860	BRL	610,000	Goldman Sachs International	09/18/24	(463)
USD	478,000	CAD	660,000	Bank of America N.A.	09/18/24	(698)
USD	340,276	CAD	470,000	Barclays Bank PLC	09/18/24	(615)
USD	433,877	CAD	600,000	Barclays Bank PLC	09/18/24	(1,303)
USD	585,904	CAD	810,000	Barclays Bank PLC	09/18/24	(1,589)
USD	166,708	CAD	230,000	Royal Bank of Canada	09/18/24	(111)
USD	79,392	CHF	70,000	Bank of America N.A.	09/18/24	(774)
USD	22,767	CHF	20,000	Goldman Sachs International	09/18/24	(138)
USD	146,313	CHF	130,000	Goldman Sachs International	09/18/24	(2,568)
USD	191,293	CHF	170,000	Goldman Sachs International	09/18/24	(3,397)
USD	213,311	CHF	190,000	Goldman Sachs International	09/18/24	(4,284)
USD	223,977	CHF	200,000	Goldman Sachs International	09/18/24	(5,070)
USD	147,548	CHF	130,000	Morgan Stanley & Co. International PLC	09/18/24	(1,333)
USD	204,344	CHF	180,000	Morgan Stanley & Co. International PLC	09/18/24	(1,798)
USD	213,061	CHF	190,000	Morgan Stanley & Co. International PLC	09/18/24	(4,533)
USD	335,206	CHF	300,000	Morgan Stanley & Co. International PLC	09/18/24	(8,364)
USD	305,141	CHF	270,000	Toronto-Dominion Bank	09/18/24	(4,072)
USD	345,937	CHF	310,000	Toronto-Dominion Bank	09/18/24	(9,086)
USD	68,892	COP	290,000,000	Barclays Bank PLC	09/18/24	(2,225)
USD	40,437	COP	170,000,000	Goldman Sachs International	09/18/24	(1,252)
USD	20,514	EUR	19,000	Barclays Bank PLC	09/18/24	(94)
USD	64,440	EUR	60,000	Barclays Bank PLC	09/18/24	(637)
USD	75,589	EUR	70,000	Barclays Bank PLC	09/18/24	(335)
USD	87,134	EUR	81,000	Barclays Bank PLC	09/18/24	(721)
USD	129,590	EUR	120,000	Barclays Bank PLC	09/18/24	(565)
USD	172,118	EUR	160,000	Barclays Bank PLC	09/18/24	(1,423)
USD	301,810	EUR	280,000	Barclays Bank PLC	09/18/24	(1,885)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	376,673	EUR	350,000	Barclays Bank PLC	09/18/24	$ (2,946)
USD	386,215	EUR	360,000	Barclays Bank PLC	09/18/24	(4,250)
USD	462,531	EUR	430,000	Barclays Bank PLC	09/18/24	(3,858)
USD	965,987	EUR	897,265	BNP Paribas SA	09/18/24	(7,209)
USD	333,023	EUR	310,000	Citibank N.A.	09/18/24	(3,211)
USD	377,454	EUR	350,000	Citibank N.A.	09/18/24	(2,166)
USD	1,342,866	EUR	1,250,000	Citibank N.A.	09/18/24	(12,916)
USD	461,587	EUR	430,000	Goldman Sachs International	09/18/24	(4,802)
USD	161,509	EUR	150,000	Morgan Stanley & Co. International PLC	09/18/24	(1,184)
USD	247,488	EUR	230,000	Morgan Stanley & Co. International PLC	09/18/24	(1,975)
USD	152,767	EUR	142,000	Toronto-Dominion Bank	09/18/24	(1,250)
USD	196,828	EUR	183,000	Toronto-Dominion Bank	09/18/24	(1,659)
USD	627,162	EUR	582,735	Toronto-Dominion Bank	09/18/24	(4,888)
USD	159,248	EUR	148,000	UBS AG	09/18/24	(1,277)
USD	258,469	EUR	240,000	UBS AG	09/18/24	(1,841)
USD	25,473	GBP	20,000	Barclays Bank PLC	09/18/24	(249)
USD	37,946	GBP	30,000	Barclays Bank PLC	09/18/24	(637)
USD	114,830	GBP	90,000	Barclays Bank PLC	09/18/24	(918)
USD	245,565	GBP	192,000	Barclays Bank PLC	09/18/24	(1,365)
USD	253,884	GBP	200,000	Barclays Bank PLC	09/18/24	(3,334)
USD	292,215	GBP	230,000	Barclays Bank PLC	09/18/24	(3,586)
USD	464,912	GBP	363,000	Barclays Bank PLC	09/18/24	(1,939)
USD	599,065	GBP	470,000	Barclays Bank PLC	09/18/24	(5,398)
USD	16,490	GBP	13,000	Citibank N.A.	09/18/24	(229)
USD	44,385	GBP	35,000	Goldman Sachs International	09/18/24	(629)
USD	76,011	GBP	60,000	Goldman Sachs International	09/18/24	(1,154)
USD	355,064	GBP	280,000	Morgan Stanley & Co. International PLC	09/18/24	(5,041)
USD	672,072	GBP	530,000	Toronto-Dominion Bank	09/18/24	(9,557)
USD	725,509	GBP	570,000	UBS AG	09/18/24	(7,563)
USD	64,387	HUF	24,000,000	Goldman Sachs International	09/18/24	(1,436)
USD	1,249,458	HUF	461,000,000	Goldman Sachs International	09/18/24	(14,890)
USD	259,496	HUF	96,000,000	UBS AG	09/18/24	(3,796)
USD	43,419	IDR	710,000,000	Bank of America N.A.	09/18/24	(234)
USD	149,368	IDR	2,450,000,000	Bank of America N.A.	09/18/24	(1,264)
USD	246,251	IDR	4,040,000,000	Goldman Sachs International	09/18/24	(2,139)
USD	143,114	JPY	22,000,000	Bank of America N.A.	09/18/24	(4,767)
USD	157,322	JPY	24,000,000	Bank of America N.A.	09/18/24	(4,003)
USD	247,717	JPY	38,000,000	Bank of America N.A.	09/18/24	(7,714)
USD	281,213	JPY	45,000,000	Barclays Bank PLC	09/18/24	(21,271)
USD	129,000	JPY	20,000,000	Citibank N.A.	09/18/24	(5,438)
USD	160,332	JPY	25,000,000	Citibank N.A.	09/18/24	(7,714)
USD	173,651	JPY	27,048,000	Citibank N.A.	09/18/24	(8,162)
USD	209,040	JPY	32,000,000	Citibank N.A.	09/18/24	(6,059)
USD	122,150	JPY	19,000,000	Goldman Sachs International	09/18/24	(5,565)
USD	110,354	JPY	17,200,000	Royal Bank of Canada	09/18/24	(5,262)
USD	910,152	JPY	141,000,000	Royal Bank of Canada	09/18/24	(37,631)
USD	198,933	JPY	31,024,000	Toronto-Dominion Bank	09/18/24	(9,606)
USD	608,954	JPY	94,084,378	UBS AG	09/18/24	(23,468)
USD	209,932	MXN	4,003,790	Barclays Bank PLC	09/18/24	(3,409)
USD	173,754	NOK	1,900,000	Bank of America N.A.	09/18/24	(583)
USD	216,469	NOK	2,400,000	Bank of America N.A.	09/18/24	(3,746)
USD	158,848	NZD	270,000	BNP Paribas SA	09/18/24	(1,852)
USD	78,459	PHP	4,600,000	Bank of America N.A.	09/18/24	(300)
USD	164,440	PHP	9,700,000	Bank of America N.A.	09/18/24	(1,640)
USD	37,526	PHP	2,200,000	Barclays Bank PLC	09/18/24	(142)
USD	168,259	PHP	9,900,000	Barclays Bank PLC	09/18/24	(1,246)
USD	1,159,533	PHP	68,300,000	Citibank N.A.	09/18/24	(9,875)
USD	42,618	PHP	2,500,000	Goldman Sachs International	09/18/24	(186)
USD	107,681	PHP	6,300,000	Morgan Stanley & Co. International PLC	09/18/24	(185)
USD	74,422	PLN	300,000	Bank of America N.A.	09/18/24	(1,224)
USD	37,017	PLN	150,000	Barclays Bank PLC	09/18/24	(806)
USD	24,764	PLN	100,000	Goldman Sachs International	09/18/24	(451)

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	48,910	PLN	200,000	Morgan Stanley & Co. International PLC	09/18/24	$ (1,520)
USD	111,011	PLN	450,000	Morgan Stanley & Co. International PLC	09/18/24	(2,458)
USD	124,878	PLN	500,000	Royal Bank of Canada	09/18/24	(1,198)
USD	110,518	PLN	450,000	Toronto-Dominion Bank	09/18/24	(2,951)
USD	123,952	PLN	500,000	Toronto-Dominion Bank	09/18/24	(2,125)
USD	580,356	PLN	2,350,000	UBS AG	09/18/24	(12,205)
USD	139,049	SEK	1,500,000	Goldman Sachs International	09/18/24	(1,355)
USD	44,740	SGD	60,000	Barclays Bank PLC	09/18/24	(251)
USD	208,835	SGD	280,000	Barclays Bank PLC	09/18/24	(1,121)
USD	14,958	SGD	20,000	Morgan Stanley & Co. International PLC	09/18/24	(39)
USD	44,529	SGD	60,000	Morgan Stanley & Co. International PLC	09/18/24	(462)
USD	81,003	THB	2,900,000	Goldman Sachs International	09/18/24	(659)
USD	87,265	THB	3,100,000	Goldman Sachs International	09/18/24	(30)
USD	487,217	THB	17,800,000	Goldman Sachs International	09/18/24	(14,022)
USD	57,944	THB	2,100,000	Morgan Stanley & Co. International PLC	09/18/24	(1,191)
USD	108,013	THB	3,900,000	Morgan Stanley & Co. International PLC	09/18/24	(1,809)
USD	185,698	THB	6,700,000	Morgan Stanley & Co. International PLC	09/18/24	(2,970)
USD	132,080	TWD	4,300,000	Barclays Bank PLC	09/18/24	(11)
USD	269,237	TWD	8,800,000	Barclays Bank PLC	09/18/24	(1,090)
USD	88,409	TWD	2,900,000	UBS AG	09/18/24	(676)
USD	107,720	ZAR	2,000,000	Barclays Bank PLC	09/18/24	(1,694)
USD	86,763	ZAR	1,600,000	Morgan Stanley & Co. International PLC	09/18/24	(768)
USD	76,212	ZAR	1,400,000	Toronto-Dominion Bank	09/18/24	(378)
USD	114,670	ZAR	2,100,000	UBS AG	09/18/24	(215)
USD	239,735	ZAR	4,400,000	UBS AG	09/18/24	(977)
ZAR	2,500,000	USD	137,643	BNP Paribas SA	09/18/24	(875)
ZAR	1,200,000	USD	66,110	Morgan Stanley & Co. International PLC	09/18/24	(461)
ZAR	1,400,000	USD	77,122	Morgan Stanley & Co. International PLC	09/18/24	(532)
ZAR	1,600,000	USD	88,200	Toronto-Dominion Bank	09/18/24	(668)
KRW	100,000,000	USD	73,168	Goldman Sachs International	09/19/24	(37)
USD	134,552	KRW	185,000,000	Bank of America N.A.	09/19/24	(740)
USD	86,846	KRW	120,000,000	Barclays Bank PLC	09/19/24	(912)
USD	109,146	KRW	150,000,000	Barclays Bank PLC	09/19/24	(551)
USD	152,375	KRW	210,000,000	Barclays Bank PLC	09/19/24	(1,201)
USD	159,031	KRW	220,000,000	Barclays Bank PLC	09/19/24	(1,858)
USD	163,084	KRW	225,000,000	Barclays Bank PLC	09/19/24	(1,461)
USD	184,322	KRW	255,000,000	Barclays Bank PLC	09/19/24	(2,163)
USD	187,950	KRW	260,000,000	Barclays Bank PLC	09/19/24	(2,192)
USD	506,161	KRW	700,000,000	Barclays Bank PLC	09/19/24	(5,757)
USD	98,391	KRW	135,000,000	Citibank N.A.	09/19/24	(336)
USD	166,156	KRW	230,000,000	Morgan Stanley & Co. International PLC	09/19/24	(2,045)
USD	18,252	TRY	645,947	Barclays Bank PLC	09/19/24	(234)
CLP	90,239,341	USD	96,899	Citibank N.A.	09/23/24	(1,126)
CLP	218,000,000	USD	235,931	Citibank N.A.	09/23/24	(4,561)
CLP	9,760,659	USD	10,481	Goldman Sachs International	09/23/24	(122)
CLP	263,000,000	USD	290,624	Goldman Sachs International	09/23/24	(11,495)
CLP	78,000,000	USD	85,152	Morgan Stanley & Co. International PLC	09/23/24	(2,368)
CLP	665,000,000	USD	719,783	UBS AG	09/23/24	(14,000)
USD	4,283	CLP	4,039,927	Bank of America N.A.	09/23/24	(4)
USD	244,275	CLP	232,000,000	Bank of America N.A.	09/23/24	(1,953)
USD	195,071	CLP	183,960,073	Barclays Bank PLC	09/23/24	(170)
USD	330,334	CLP	312,000,000	Barclays Bank PLC	09/23/24	(801)
USD	100,420	CLP	95,000,000	Citibank N.A.	09/23/24	(406)
USD	137,150	CLP	130,000,000	Citibank N.A.	09/23/24	(823)
USD	78,116	CLP	74,000,000	Goldman Sachs International	09/23/24	(422)
USD	102,156	CLP	98,000,000	Goldman Sachs International	09/23/24	(1,854)
USD	213,068	CLP	203,000,000	Goldman Sachs International	09/23/24	(2,382)
USD	124,829	CLP	118,000,000	Morgan Stanley & Co. International PLC	09/23/24	(407)
USD	99,558	EUR	92,446	UBS AG	10/01/24	(772)
USD	101,946	EUR	94,661	UBS AG	10/01/24	(788)
USD	105,925	EUR	98,355	UBS AG	10/01/24	(819)
COP	196,996,970	USD	49,864	Morgan Stanley & Co. International PLC	10/23/24	(1,798)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	39,808	TRY	1,578,000	UBS AG	12/04/24	$ (1,857)
USD	24,058	TRY	946,000	Barclays Bank PLC	12/06/24	(866)
CNY	461,340	USD	66,000	Morgan Stanley & Co. International PLC	01/27/25	(942)
COP	64,538,960	USD	16,048	Citibank N.A.	02/21/25	(561)
COP	193,110,000	USD	48,544	Citibank N.A.	02/21/25	(2,204)
COP	278,800,000	USD	67,294	BNP Paribas SA	02/24/25	(418)
COP	87,964,720	USD	21,902	Morgan Stanley & Co. International PLC	02/24/25	(801)
						(868,768)
						$ 71,206
Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
InvesCo QQQ Trust, Series 1	169	08/02/24	USD	500.00	USD	7,961	$ 591
iShares Russell 2000 ETF	231	08/30/24	USD	235.00	USD	5,171	63,756
3-Month SOFR Future	207	11/15/24	USD	95.25	USD	49,390	112,556
3-Month SOFR Future	207	11/15/24	USD	95.75	USD	49,390	32,344
							209,247
Put
10-Year U.S. Treasury Note Future	2	08/23/24	USD	109.00	USD	224	63
10-Year U.S. Treasury Note Future	1	08/23/24	USD	110.00	USD	112	109
							172
							$ 209,419
OTC Barrier Options Purchased
Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
USD Currency	One Touch	Barclays Bank PLC	—	10/23/24	CNH	7.50	CNH	7.50	USD	10	$ 241
USD Currency	One Touch	Barclays Bank PLC	—	12/09/24	CNH	7.65	CNH	7.65	USD	7	157
											398
Put
EUR Currency	Down-and-out	Bank of America N.A.	—	08/13/24	PLN	4.31	PLN	4.20	EUR	38	234
USD Currency	One Touch	UBS AG	—	08/13/24	TRY	32.00	TRY	32.00	USD	2	1
EUR Currency	One Touch	BNP Paribas SA	—	08/15/24	USD	1.05	USD	1.05	EUR	7	61
USD Currency	Down-and-out	UBS AG	—	08/23/24	TRY	35.00	TRY	33.50	USD	21	310
EUR Currency	One Touch	Barclays Bank PLC	—	09/26/24	NOK	11.50	NOK	11.50	EUR	4	826
USD Currency	Down-and-out	UBS AG	—	09/27/24	TRY	38.50	TRY	36.00	USD	28	167
USD Currency	Down-and-out	Goldman Sachs International	—	10/08/24	TRY	37.50	TRY	34.00	USD	42	1,882
USD Currency	Down-and-out	UBS AG	—	10/30/24	TRY	35.50	TRY	34.00	USD	36	208
EUR Currency	One Touch	Bank of America N.A.	—	11/12/24	USD	1.05	USD	1.05	EUR	5	582
EUR Currency	One Touch	Bank of America N.A.	—	11/19/24	USD	1.05	USD	1.05	EUR	5	610
USD Currency	One Touch	UBS AG	—	11/21/24	TRY	35.00	TRY	35.00	USD	4	920
EUR Currency	One Touch	Barclays Bank PLC	—	12/09/24	USD	1.04	USD	1.04	EUR	7	653
CNH Currency	One Touch	UBS AG	—	01/23/25	INR	11.50	INR	11.50	CNH	32	902
											7,356
											$ 7,754

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Diversified Fixed Income Fund

OTC Currency Options Purchased
Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
EUR Currency	Barclays Bank PLC	08/06/24	USD	1.09	EUR	45	$ 33
USD Currency	Goldman Sachs International	08/15/24	ZAR	20.80	USD	71	1
USD Currency	Morgan Stanley & Co. International PLC	08/16/24	CAD	1.38	USD	427	1,629
USD Currency	Barclays Bank PLC	08/19/24	CLP	1,000.00	USD	59	59
USD Currency	Citibank N.A.	08/22/24	HUF	365.00	USD	29	239
AUD Currency	BNP Paribas SA	08/30/24	USD	0.66	AUD	45	289
USD Currency	Bank of America N.A.	09/24/24	CNH	7.25	USD	58	201
USD Currency	Morgan Stanley & Co. International PLC	10/09/24	MXN	18.30	USD	59	2,343
USD Currency	Morgan Stanley & Co. International PLC	10/18/24	MXN	18.30	USD	70	2,930
USD Currency	Barclays Bank PLC	11/12/24	BRL	5.75	USD	59	1,582
USD Currency	Morgan Stanley & Co. International PLC	11/12/24	ZAR	19.00	USD	78	1,205
USD Currency	Morgan Stanley & Co. International PLC	11/12/24	COP	4,200.00	USD	89	1,858
USD Currency	Bank of America N.A.	03/06/26	CNH	7.75	USD	8,017	58,195
							70,564
Put
GBP Currency	Bank of America N.A.	08/01/24	USD	1.30	GBP	38	459
USD Currency	Morgan Stanley & Co. International PLC	08/05/24	BRL	5.25	USD	29	—
USD Currency	Barclays Bank PLC	08/06/24	TRY	33.50	USD	29	251
EUR Currency	BNP Paribas SA	08/07/24	USD	1.07	EUR	54	51
USD Currency	Barclays Bank PLC	08/08/24	BRL	5.40	USD	29	5
EUR Currency	Barclays Bank PLC	08/13/24	USD	1.07	EUR	27	43
USD Currency	UBS AG	08/14/24	TRY	34.00	USD	28	454
USD Currency	Goldman Sachs International	08/15/24	ZAR	18.20	USD	71	649
USD Currency	Barclays Bank PLC	08/23/24	BRL	5.65	USD	39	493
EUR Currency	BNP Paribas SA	09/05/24	USD	1.07	EUR	54	80
EUR Currency	Barclays Bank PLC	11/12/24	USD	1.06	EUR	45	182
EUR Currency	Barclays Bank PLC	11/19/24	USD	1.06	EUR	45	197
USD Currency	Goldman Sachs International	12/06/24	TRY	42.50	USD	29	3,789
							6,653
							$ 77,217
OTC Interest Rate Swaptions Purchased
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
1-Year Interest Rate Swap, 10/18/25	1-Day SOFR, 5.38%	Annual	4.54%	Annual	Goldman Sachs International	10/16/24	4.55%	USD	31,147	$ 81,606
1-Year Interest Rate Swap, 10/18/25	1-Day SOFR, 5.38%	Annual	4.54%	Annual	Barclays Bank PLC	10/16/24	4.54	USD	62,130	162,782
1-Year Interest Rate Swap, 10/18/25	1-Day SOFR, 5.38%	Annual	4.54%	Annual	Goldman Sachs International	10/16/24	4.54	USD	35,000	91,700
										336,088
Put
10-Year Interest Rate Swap, 10/19/34	4.43%	Annual	1-Day SOFR, 5.38%	Annual	Goldman Sachs International	10/17/24	4.43	USD	3,440	2,950
10-Year Interest Rate Swap, 10/19/34	4.43%	Annual	1-Day SOFR, 5.38%	Annual	Goldman Sachs International	10/17/24	4.43	USD	1,720	1,475
10-Year Interest Rate Swap, 10/19/34	4.43%	Annual	1-Day SOFR, 5.38%	Annual	Goldman Sachs International	10/17/24	4.43	USD	1,700	1,458
10-Year Interest Rate Swap, 10/27/34	4.00%	Annual	1-Day SOFR, 5.38%	Annual	Bank of America N.A.	10/25/24	4.00	USD	84	378
30-Year Interest Rate Swap, 12/20/54	3.93%	Annual	1-Day SOFR, 5.38%	Annual	Citibank N.A.	12/18/24	3.93	USD	2,077	31,187
										37,448
										$ 373,536
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Diversified Fixed Income Fund

Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
iShares Russell 2000 ETF	231	08/30/24	USD	245.00	USD	5,171	$ (23,562)
3-Month SOFR Future	414	11/15/24	USD	95.50	USD	98,780	(111,262)
							(134,824)
Put
10-Year U.S. Treasury Note Future	2	08/23/24	USD	107.50	USD	224	(31)
10-Year U.S. Treasury Note Future	2	08/23/24	USD	108.50	USD	224	(63)
							(94)
							$ (134,918)
OTC Currency Options Written
Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Morgan Stanley & Co. International PLC	08/05/24	BRL	5.50	USD	14	$ (413)
USD Currency	UBS AG	08/06/24	TRY	33.40	USD	29	(114)
USD Currency	Bank of America N.A.	08/08/24	TWD	32.60	USD	59	(265)
USD Currency	Barclays Bank PLC	08/08/24	BRL	5.50	USD	29	(857)
USD Currency	UBS AG	08/09/24	TRY	34.00	USD	21	(56)
USD Currency	UBS AG	08/14/24	TRY	37.00	USD	21	(8)
USD Currency	Goldman Sachs International	08/15/24	ZAR	20.80	USD	71	(1)
USD Currency	Bank of America N.A.	08/19/24	CLP	1,000.00	USD	59	(59)
USD Currency	Barclays Bank PLC	08/23/24	BRL	5.85	USD	39	(202)
USD Currency	Bank of America N.A.	09/24/24	CNH	7.35	USD	88	(74)
USD Currency	Bank of America N.A.	09/27/24	TRY	38.00	USD	16	(110)
USD Currency	Morgan Stanley & Co. International PLC	10/09/24	MXN	19.10	USD	88	(1,752)
USD Currency	Barclays Bank PLC	11/12/24	BRL	6.00	USD	30	(421)
USD Currency	Morgan Stanley & Co. International PLC	11/12/24	COP	4,500.00	USD	49	(359)
USD Currency	Morgan Stanley & Co. International PLC	11/12/24	ZAR	20.00	USD	39	(243)
							(4,934)
Put
USD Currency	Morgan Stanley & Co. International PLC	08/05/24	BRL	5.10	USD	29	—
USD Currency	UBS AG	08/06/24	TRY	33.00	USD	29	(22)
USD Currency	Goldman Sachs International	08/15/24	ZAR	18.20	USD	71	(650)
USD Currency	Morgan Stanley & Co. International PLC	10/18/24	MXN	17.00	USD	35	(27)
USD Currency	Goldman Sachs International	12/06/24	TRY	40.50	USD	43	(3,721)
							(4,420)
							$ (9,354)
OTC Interest Rate Swaptions Written
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
10-Year Interest Rate Swap, 09/14/34	3.86%	Annual	1-Day SOFR, 5.38%	Annual	Citibank N.A.	09/12/24	3.86%	USD	4,671	$ (109,786)
10-Year Interest Rate Swap, 09/15/34	3.89%	Annual	1-Day SOFR, 5.38%	Annual	Citibank N.A.	09/13/24	3.88	USD	2,335	(58,984)
10-Year Interest Rate Swap, 09/19/34	3.83%	Annual	1-Day SOFR, 5.38%	Annual	Bank of America N.A.	09/17/24	3.82	USD	1,168	(25,592)
10-Year Interest Rate Swap, 09/29/34	3.84%	Annual	1-Day SOFR, 5.38%	Annual	Goldman Sachs International	09/27/24	3.84	USD	1,205	(28,933)
1-Year Interest Rate Swap, 10/18/25	3.84%	Annual	1-Day SOFR, 5.38%	Annual	Goldman Sachs International	10/16/24	3.84	USD	31,147	(12,303)
1-Year Interest Rate Swap, 10/18/25	3.84%	Annual	1-Day SOFR, 5.38%	Annual	Barclays Bank PLC	10/16/24	3.84	USD	62,130	(24,540)

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Diversified Fixed Income Fund

OTC Interest Rate Swaptions Written (continued)
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call (continued)
1-Year Interest Rate Swap, 10/18/25	3.84%	Annual	1-Day SOFR, 5.38%	Annual	Goldman Sachs International	10/16/24	3.84%	USD	35,000	$ (13,824)
10-Year Interest Rate Swap, 05/10/36	3.95%	Annual	1-Day SOFR, 5.38%	Annual	Bank of America N.A.	05/08/26	3.94	USD	299	(17,703)
10-Year Interest Rate Swap, 05/13/36	3.98%	Annual	1-Day SOFR, 5.38%	Annual	Bank of America N.A.	05/11/26	3.98	USD	753	(45,969)
10-Year Interest Rate Swap, 05/20/36	3.84%	Annual	1-Day SOFR, 5.38%	Annual	Morgan Stanley & Co. International PLC	05/18/26	3.84	USD	64	(3,457)
10-Year Interest Rate Swap, 05/20/36	3.84%	Annual	1-Day SOFR, 5.38%	Annual	Morgan Stanley & Co. International PLC	05/18/26	3.84	USD	89	(4,828)
10-Year Interest Rate Swap, 05/20/36	3.87%	Annual	1-Day SOFR, 5.38%	Annual	Bank of America N.A.	05/18/26	3.87	USD	92	(5,107)
10-Year Interest Rate Swap, 05/20/36	3.87%	Annual	1-Day SOFR, 5.38%	Annual	Bank of America N.A.	05/18/26	3.87	USD	42	(2,341)
10-Year Interest Rate Swap, 05/24/36	3.91%	Annual	1-Day SOFR, 5.38%	Annual	Bank of America N.A.	05/22/26	3.90	USD	176	(10,120)
10-Year Interest Rate Swap, 06/10/36	3.60%	Annual	1-Day SOFR, 5.38%	Annual	Goldman Sachs International	06/08/26	3.60	USD	388	(16,988)
10-Year Interest Rate Swap, 07/11/36	3.75%	Annual	1-Day SOFR, 5.38%	Annual	Citibank N.A.	07/09/26	3.75	USD	135	(6,889)
										(387,364)
Put
10-Year Interest Rate Swap, 09/14/34	1-Day SOFR, 5.38%	Annual	3.86%	Annual	Citibank N.A.	09/12/24	3.86	USD	4,671	(17,988)
10-Year Interest Rate Swap, 09/15/34	1-Day SOFR, 5.38%	Annual	3.89%	Annual	Citibank N.A.	09/13/24	3.88	USD	2,336	(8,169)
10-Year Interest Rate Swap, 09/19/34	1-Day SOFR, 5.38%	Annual	3.83%	Annual	Bank of America N.A.	09/17/24	3.83	USD	1,168	(5,871)
30-Year Interest Rate Swap, 09/20/54	1-Day SOFR, 5.38%	Annual	3.86%	Annual	Citibank N.A.	09/18/24	3.86	USD	2,077	(12,222)
10-Year Interest Rate Swap, 09/29/34	1-Day SOFR, 5.38%	Annual	3.84%	Annual	Goldman Sachs International	09/27/24	3.84	USD	1,205	(6,724)
1-Year Interest Rate Swap, 10/19/25	1-Day SOFR, 5.38%	Annual	5.10%	Annual	Goldman Sachs International	10/17/24	5.10	USD	28,894	(660)
1-Year Interest Rate Swap, 10/19/25	1-Day SOFR, 5.38%	Annual	5.10%	Annual	Goldman Sachs International	10/17/24	5.10	USD	14,447	(330)
1-Year Interest Rate Swap, 10/19/25	1-Day SOFR, 5.38%	Annual	5.10%	Annual	Goldman Sachs International	10/17/24	5.10	USD	14,000	(320)
3-Year Interest Rate Swap, 10/27/27	1-Day SOFR, 5.38%	Annual	4.00%	Annual	Bank of America N.A.	10/25/24	4.00	USD	245	(574)
10-Year Interest Rate Swap, 05/10/36	1-Day SOFR, 5.38%	Annual	3.95%	Annual	Bank of America N.A.	05/08/26	3.94	USD	299	(8,563)
10-Year Interest Rate Swap, 05/13/36	1-Day SOFR, 5.38%	Annual	3.98%	Annual	Bank of America N.A.	05/11/26	3.98	USD	753	(21,018)
10-Year Interest Rate Swap, 05/20/36	1-Day SOFR, 5.38%	Annual	3.84%	Annual	Morgan Stanley & Co. International PLC	05/18/26	3.84	USD	89	(2,855)
10-Year Interest Rate Swap, 05/20/36	1-Day SOFR, 5.38%	Annual	3.84%	Annual	Morgan Stanley & Co. International PLC	05/18/26	3.84	USD	64	(2,044)
10-Year Interest Rate Swap, 05/20/36	1-Day SOFR, 5.38%	Annual	3.87%	Annual	Bank of America N.A.	05/18/26	3.87	USD	92	(2,858)
10-Year Interest Rate Swap, 05/20/36	1-Day SOFR, 5.38%	Annual	3.87%	Annual	Bank of America N.A.	05/18/26	3.87	USD	42	(1,310)
10-Year Interest Rate Swap, 05/24/36	1-Day SOFR, 5.38%	Annual	3.91%	Annual	Bank of America N.A.	05/22/26	3.90	USD	176	(5,311)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Diversified Fixed Income Fund

OTC Interest Rate Swaptions Written (continued)
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Put (continued)
10-Year Interest Rate Swap, 06/10/36	1-Day SOFR, 5.38%	Annual	3.60%	Annual	Goldman Sachs International	06/08/26	3.60%	USD	388	$ (15,634)
10-Year Interest Rate Swap, 07/11/36	1-Day SOFR, 5.38%	Annual	3.75%	Annual	Citibank N.A.	07/09/26	3.75	USD	135	(4,892)
										(117,343)
										$ (504,707)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx.XO.41.V1	5.00%	Quarterly	06/20/29	EUR	316	$ (31,041)	$ (28,759)	$ (2,282)
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.42.V1	5.00%	Quarterly	06/20/29	B	USD	11,589	$ 856,726	$ 729,029	$ 127,697
CDX.NA.IG.42.V1	1.00	Quarterly	06/20/29	BBB+	USD	5,227	117,353	116,960	393
							$ 974,079	$ 845,989	$ 128,090

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-Day FEDL, 5.33%	At Termination	5.32%	At Termination	N/A	09/18/24	USD	150,990	$ 807	$ 66	$ 741
1-Day FEDL, 5.33%	At Termination	5.32%	At Termination	N/A	09/18/24	USD	150,990	338	66	272
1-Day FEDL, 5.33%	At Termination	5.32%	At Termination	N/A	09/18/24	USD	150,990	755	170	585
1-Day FEDL, 5.33%	At Termination	5.32%	At Termination	N/A	09/18/24	USD	149,000	1,259	168	1,091
1-Day FEDL, 5.33%	At Termination	5.33%	At Termination	N/A	09/18/24	USD	149,730	3,537	169	3,368
1-Day FEDL, 5.33%	At Termination	5.33%	At Termination	N/A	09/18/24	USD	149,690	1,833	169	1,664
4.68%	Semi-Annual	3-mo. PRIBOR, 4.52%	Annual	N/A	03/20/25	CZK	4,767	(2,918)	1	(2,919)
4.46%	At Termination	1-Day SOFR, 5.38%	At Termination	10/16/24 (a)	10/16/25	USD	56,669	(65,410)	101	(65,511)
5.14%	Semi-Annual	6-mo. WIBOR, 5.87%	Annual	N/A	12/20/25	PLN	358	(1,704)	—	(1,704)
8.15%	Quarterly	3-mo. JIBAR, 8.28%	Quarterly	05/07/25 (a)	05/07/26	ZAR	2,236	(1,106)	—	(1,106)
7.97%	Quarterly	3-mo. JIBAR, 8.28%	Quarterly	06/06/25 (a)	06/06/26	ZAR	2,089	(858)	—	(858)
28-Day MXIBTIIE, 11.25%	Monthly	10.76%	Monthly	N/A	06/11/26	MXN	1,246	730	—	730
6-mo. EURIBOR, 3.58%	Semi-Annual	3.05%	Annual	09/18/24 (a)	09/18/26	EUR	14,240	83,925	(7,051)	90,976
6-mo. EURIBOR, 3.58%	Semi-Annual	3.07%	Annual	09/18/24 (a)	09/18/26	EUR	9,460	58,790	6,907	51,883
6-mo. EURIBOR, 3.58%	Semi-Annual	3.22%	Annual	09/18/24 (a)	09/18/26	EUR	20,580	192,118	211	191,907
6-mo. EURIBOR, 3.58%	Semi-Annual	3.26%	Annual	09/18/24 (a)	09/18/26	EUR	7,380	75,999	6,006	69,993
4.26%	Annual	1-Day SONIA, 5.20%	Annual	09/18/24 (a)	09/18/26	GBP	12,300	(32,695)	13,476	(46,171)
4.52%	Annual	1-Day SONIA, 5.20%	Annual	09/18/24 (a)	09/18/26	GBP	3,630	(32,387)	(513)	(31,874)
6-mo. EURIBOR, 3.58%	Semi-Annual	2.76%	Annual	09/18/24 (a)	09/18/27	EUR	7,500	31,407	(14,176)	45,583
1-Day CORRA, 4.50%	Semi-Annual	3.55%	Semi-Annual	09/18/24 (a)	09/18/27	CAD	6,790	63,071	19,072	43,999
4.00%	Annual	1-Day SONIA, 5.20%	Annual	09/18/24 (a)	09/18/27	GBP	6,460	(16,265)	23,351	(39,616)
4.01%	Quarterly	3-mo. BBSW, 4.49%	Quarterly	09/18/24 (a)	09/18/27	AUD	2,110	(9,382)	8,068	(17,450)
4.29%	Annual	1-Day SOFR, 5.38%	Annual	09/18/24 (a)	09/18/27	USD	5,550	(82,302)	(26,916)	(55,386)

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Diversified Fixed Income Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
28-Day MXIBTIIE, 11.25%	Monthly	9.41%	Monthly	N/A	07/24/29	MXN	1,382	$ 356	$ 1	$ 355
28-Day MXIBTIIE, 11.25%	Monthly	9.04%	Monthly	09/18/24 (a)	09/12/29	MXN	7,680	(2,816)	4	(2,820)
28-Day MXIBTIIE, 11.25%	Monthly	9.40%	Monthly	09/18/24 (a)	09/12/29	MXN	4,790	1,983	3	1,980
28-Day MXIBTIIE, 11.25%	Monthly	9.45%	Monthly	09/18/24 (a)	09/12/29	MXN	7,000	3,646	4	3,642
28-Day MXIBTIIE, 11.25%	Monthly	9.56%	Monthly	09/18/24 (a)	09/12/29	MXN	61,000	46,127	31	46,096
28-Day MXIBTIIE, 11.25%	Monthly	9.59%	Monthly	09/18/24 (a)	09/12/29	MXN	5,940	4,873	3	4,870
28-Day MXIBTIIE, 11.25%	Monthly	9.60%	Monthly	09/18/24 (a)	09/12/29	MXN	63,000	53,029	32	52,997
28-Day MXIBTIIE, 11.25%	Monthly	9.65%	Monthly	09/18/24 (a)	09/12/29	MXN	28,000	26,563	14	26,549
28-Day MXIBTIIE, 11.25%	Monthly	9.73%	Monthly	09/18/24 (a)	09/12/29	MXN	79,000	88,293	40	88,253
0.85%	Annual	1-Day SSARON, 1.21%	Annual	09/18/24 (a)	09/18/29	CHF	1,000	(7,448)	4,081	(11,529)
0.89%	Annual	1-Day SSARON, 1.21%	Annual	09/18/24 (a)	09/18/29	CHF	1,000	(9,480)	(1,131)	(8,349)
0.90%	Annual	1-Day SSARON, 1.21%	Annual	09/18/24 (a)	09/18/29	CHF	140	(1,423)	15	(1,438)
0.91%	Annual	1-Day SSARON, 1.21%	Annual	09/18/24 (a)	09/18/29	CHF	180	(1,911)	(89)	(1,822)
1.05%	Annual	1-Day SSARON, 1.21%	Annual	09/18/24 (a)	09/18/29	CHF	1,000	(18,567)	(5,806)	(12,761)
1.83%	Quarterly	China Fixing Repo Rates 7-Day, 1.90%	Quarterly	09/18/24 (a)	09/18/29	CNY	12,000	(2,240)	19	(2,259)
3-mo. TAIBOR, 1.64%	Quarterly	1.89%	Quarterly	09/18/24 (a)	09/18/29	TWD	9,000	1,296	3	1,293
3-mo. TAIBOR, 1.64%	Monthly	1.90%	Monthly	09/18/24 (a)	09/18/29	TWD	32,000	5,017	11	5,006
3-mo. TAIBOR, 1.64%	Quarterly	1.90%	Quarterly	09/18/24 (a)	09/18/29	TWD	25,000	3,976	9	3,967
3-mo. TAIBOR, 1.64%	Quarterly	1.91%	Quarterly	09/18/24 (a)	09/18/29	TWD	2,000	354	1	353
3-mo. TAIBOR, 1.64%	Monthly	1.94%	Monthly	09/18/24 (a)	09/18/29	TWD	21,000	4,598	7	4,591
1.95%	Quarterly	China Fixing Repo Rates 7-Day, 1.90%	Quarterly	09/18/24 (a)	09/18/29	CNY	12,000	(11,795)	19	(11,814)
1.95%	Quarterly	China Fixing Repo Rates 7-Day, 1.90%	Quarterly	09/18/24 (a)	09/18/29	CNY	3,000	(2,939)	5	(2,944)
3-mo. TAIBOR, 1.64%	Monthly	1.96%	Monthly	09/18/24 (a)	09/18/29	TWD	19,000	4,715	7	4,708
3-mo. TAIBOR, 1.64%	Monthly	1.96%	Monthly	09/18/24 (a)	09/18/29	TWD	25,000	6,186	9	6,177
3-mo. TAIBOR, 1.64%	Monthly	1.98%	Monthly	09/18/24 (a)	09/18/29	TWD	95,000	26,336	33	26,303
3-mo. STIBOR, 3.59%	Monthly	2.26%	Annual	09/18/24 (a)	09/18/29	SEK	3,150	185	103	82
3-mo. STIBOR, 3.59%	Quarterly	2.31%	Annual	09/18/24 (a)	09/18/29	SEK	2,300	600	555	45
3-mo. STIBOR, 3.59%	Quarterly	2.53%	Annual	09/18/24 (a)	09/18/29	SEK	2,390	2,955	(146)	3,101
6-mo. EURIBOR, 3.58%	Semi-Annual	2.60%	Annual	09/18/24 (a)	09/18/29	EUR	280	944	(13)	957
3-mo. STIBOR, 3.59%	Quarterly	2.62%	Annual	09/18/24 (a)	09/18/29	SEK	3,560	5,683	1,269	4,414
2.66%	Monthly	1-Day THOR, 2.48%	Monthly	09/18/24 (a)	09/18/29	THB	8,000	(5,114)	2	(5,116)
3-mo. STIBOR, 3.59%	Quarterly	2.66%	Annual	09/18/24 (a)	09/18/29	SEK	1,300	2,332	82	2,250
6-mo. EURIBOR, 3.58%	Semi-Annual	2.66%	Annual	09/18/24 (a)	09/18/29	EUR	3,815	24,792	5,853	18,939
2.67%	Semi-Annual	1-Day SORA, 3.43%	Semi-Annual	09/18/24 (a)	09/18/29	SGD	2,000	(9,399)	17	(9,416)
6-mo. EURIBOR, 3.58%	Semi-Annual	2.67%	Annual	09/18/24 (a)	09/18/29	EUR	3,000	20,767	311	20,456
6-mo. EURIBOR, 3.58%	Semi-Annual	2.67%	Annual	09/18/24 (a)	09/18/29	EUR	6,000	39,129	(2,908)	42,037
2.68%	Quarterly	1-Day THOR, 2.48%	Quarterly	09/18/24 (a)	09/18/29	THB	24,000	(15,743)	7	(15,750)
2.68%	Quarterly	1-Day THOR, 2.48%	Quarterly	09/18/24 (a)	09/18/29	THB	23,000	(15,148)	7	(15,155)
6-mo. EURIBOR, 3.58%	Semi-Annual	2.68%	Annual	09/18/24 (a)	09/18/29	EUR	1,000	7,223	1,124	6,099
3-mo. STIBOR, 3.59%	Quarterly	2.69%	Annual	09/18/24 (a)	09/18/29	SEK	4,870	9,326	(267)	9,593
2.71%	Semi-Annual	1-Day SORA, 3.43%	Semi-Annual	09/18/24 (a)	09/18/29	SGD	2,000	(12,160)	16	(12,176)
6-mo. EURIBOR, 3.58%	Semi-Annual	2.71%	Annual	09/18/24 (a)	09/18/29	EUR	1,000	8,926	(272)	9,198
6-mo. EURIBOR, 3.58%	Semi-Annual	2.73%	Annual	09/18/24 (a)	09/18/29	EUR	250	2,386	(452)	2,838
2.75%	Semi-Annual	6-mo. EURIBOR, 3.58%	Annual	09/18/24 (a)	09/18/29	EUR	5,830	(61,679)	11,151	(72,830)
2.77%	Semi-Annual	1-Day SORA, 3.43%	Semi-Annual	09/18/24 (a)	09/18/29	SGD	1,000	(8,194)	8	(8,202)
6-mo. EURIBOR, 3.58%	Semi-Annual	2.77%	Annual	09/18/24 (a)	09/18/29	EUR	3,850	45,346	4,170	41,176
6-mo. EURIBOR, 3.58%	Semi-Annual	2.79%	Annual	09/18/24 (a)	09/18/29	EUR	1,000	12,533	(1,853)	14,386
6-mo. EURIBOR, 3.58%	Semi-Annual	2.79%	Annual	09/18/24 (a)	09/18/29	EUR	2,000	25,667	55	25,612
6-mo. EURIBOR, 3.58%	Semi-Annual	2.79%	Annual	09/18/24 (a)	09/18/29	EUR	1,000	12,983	2,616	10,367
1-Day SORA, 3.43%	Semi-Annual	2.80%	Semi-Annual	09/18/24 (a)	09/18/29	SGD	380	3,585	3	3,582
1-Day SORA, 3.43%	Semi-Annual	2.80%	Semi-Annual	09/18/24 (a)	09/18/29	SGD	950	8,980	8	8,972
6-mo. EURIBOR, 3.58%	Semi-Annual	2.80%	Annual	09/18/24 (a)	09/18/29	EUR	3,000	39,401	4,557	34,844
6-mo. EURIBOR, 3.58%	Semi-Annual	2.80%	Annual	09/18/24 (a)	09/18/29	EUR	1,000	13,184	541	12,643
3-mo. STIBOR, 3.59%	Quarterly	2.81%	Annual	09/18/24 (a)	09/18/29	SEK	67,000	162,431	(12,721)	175,152
6-mo. EURIBOR, 3.58%	Semi-Annual	2.81%	Annual	09/18/24 (a)	09/18/29	EUR	2,000	27,670	(156)	27,826
6-mo. EURIBOR, 3.58%	Semi-Annual	2.81%	Annual	09/18/24 (a)	09/18/29	EUR	1,000	13,685	(2,938)	16,623
6-mo. EURIBOR, 3.58%	Semi-Annual	2.81%	Annual	09/18/24 (a)	09/18/29	EUR	3,815	52,861	(1,407)	54,268
6-mo. EURIBOR, 3.58%	Semi-Annual	2.82%	Annual	09/18/24 (a)	09/18/29	EUR	2,000	28,371	7,816	20,555
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Diversified Fixed Income Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
6-mo. EURIBOR, 3.58%	Semi-Annual	2.82%	Annual	09/18/24 (a)	09/18/29	EUR	1,000	$ 14,036	$ (2,331)	$ 16,367
6-mo. EURIBOR, 3.58%	Semi-Annual	2.83%	Annual	09/18/24 (a)	09/18/29	EUR	1,000	14,787	5,749	9,038
6-mo. EURIBOR, 3.58%	Semi-Annual	2.83%	Annual	09/18/24 (a)	09/18/29	EUR	2,000	29,073	(9,331)	38,404
6-mo. EURIBOR, 3.58%	Semi-Annual	2.85%	Annual	09/18/24 (a)	09/18/29	EUR	1,000	15,688	(1,504)	17,192
6-mo. EURIBOR, 3.58%	Semi-Annual	2.87%	Annual	09/18/24 (a)	09/18/29	EUR	3,000	49,770	(7,778)	57,548
6-mo. EURIBOR, 3.58%	Semi-Annual	2.87%	Annual	09/18/24 (a)	09/18/29	EUR	320	5,328	198	5,130
3-mo. STIBOR, 3.59%	Quarterly	2.88%	Annual	09/18/24 (a)	09/18/29	SEK	18,000	49,459	4,257	45,202
3-mo. STIBOR, 3.59%	Quarterly	2.90%	Annual	09/18/24 (a)	09/18/29	SEK	5,000	14,154	(648)	14,802
2.91%	Semi-Annual	1-Day SORA, 3.43%	Semi-Annual	09/18/24 (a)	09/18/29	SGD	2,000	(26,627)	17	(26,644)
2.91%	Semi-Annual	6-mo. EURIBOR, 3.58%	Annual	09/18/24 (a)	09/18/29	EUR	8,530	(161,225)	(6,357)	(154,868)
2.92%	Semi-Annual	1-Day SORA, 3.43%	Semi-Annual	09/18/24 (a)	09/18/29	SGD	1,000	(13,419)	8	(13,427)
6-mo. EURIBOR, 3.58%	Semi-Annual	2.94%	Annual	09/18/24 (a)	09/18/29	EUR	5,000	101,485	1,542	99,943
2.95%	Semi-Annual	6-mo. EURIBOR, 3.58%	Annual	09/18/24 (a)	09/18/29	EUR	3,069	(64,193)	(4,968)	(59,225)
6-mo. EURIBOR, 3.58%	Semi-Annual	2.95%	Annual	09/18/24 (a)	09/18/29	EUR	1,000	20,948	2,299	18,649
6-mo. PRIBOR, 4.36%	Semi-Annual	3.00%	Annual	09/18/24 (a)	09/18/29	CZK	12,540	(6,214)	6	(6,220)
3.01%	Semi-Annual	1-Day SORA, 3.43%	Semi-Annual	09/18/24 (a)	09/18/29	SGD	900	(15,128)	7	(15,135)
3.02%	Semi-Annual	1-Day SORA, 3.43%	Semi-Annual	09/18/24 (a)	09/18/29	SGD	1,100	(18,605)	9	(18,614)
3.06%	Semi-Annual	1-Day CORRA, 4.50%	Semi-Annual	09/18/24 (a)	09/18/29	CAD	2,000	(8,184)	(250)	(7,934)
6-mo. PRIBOR, 4.36%	Semi-Annual	3.07%	Annual	09/18/24 (a)	09/18/29	CZK	19,000	(6,955)	9	(6,964)
3.12%	Semi-Annual	1-Day CORRA, 4.50%	Semi-Annual	09/18/24 (a)	09/18/29	CAD	13,000	(79,040)	4,411	(83,451)
1-Day CORRA, 4.50%	Semi-Annual	3.15%	Semi-Annual	09/18/24 (a)	09/18/29	CAD	460	3,228	(487)	3,715
3.16%	Semi-Annual	1-Day CORRA, 4.50%	Semi-Annual	09/18/24 (a)	09/18/29	CAD	3,000	(22,216)	2,214	(24,430)
1-Day SORA, 3.43%	Semi-Annual	3.17%	Semi-Annual	09/18/24 (a)	09/18/29	SGD	290	6,425	2	6,423
3.19%	Semi-Annual	1-Day CORRA, 4.50%	Semi-Annual	09/18/24 (a)	09/18/29	CAD	3,000	(24,800)	(1,914)	(22,886)
3.24%	Semi-Annual	1-Day CORRA, 4.50%	Semi-Annual	09/18/24 (a)	09/18/29	CAD	2,000	(20,310)	(707)	(19,603)
1-Day SORA, 3.43%	Semi-Annual	3.25%	Semi-Annual	09/18/24 (a)	09/18/29	SGD	720	18,040	6	18,034
1-Day SORA, 3.43%	Semi-Annual	3.27%	Semi-Annual	09/18/24 (a)	09/18/29	SGD	470	12,055	4	12,051
3.29%	Semi-Annual	1-Day CORRA, 4.50%	Semi-Annual	09/18/24 (a)	09/18/29	CAD	3,000	(34,938)	348	(35,286)
3.30%	Semi-Annual	1-Day CORRA, 4.50%	Semi-Annual	09/18/24 (a)	09/18/29	CAD	1,000	(12,044)	(1,178)	(10,866)
6-mo. PRIBOR, 4.36%	Semi-Annual	3.44%	Annual	09/18/24 (a)	09/18/29	CZK	19,000	7,052	9	7,043
6-mo. PRIBOR, 4.36%	Semi-Annual	3.60%	Annual	09/18/24 (a)	09/18/29	CZK	12,580	8,855	6	8,849
3.66%	Semi-Annual	1-Day CORRA, 4.50%	Semi-Annual	09/18/24 (a)	09/18/29	CAD	2,000	(48,140)	(636)	(47,504)
3.68%	Semi-Annual	1-Day CORRA, 4.50%	Semi-Annual	09/18/24 (a)	09/18/29	CAD	4,000	(98,533)	(7,431)	(91,102)
3.69%	Semi-Annual	1-Day CORRA, 4.50%	Semi-Annual	09/18/24 (a)	09/18/29	CAD	1,000	(24,965)	(85)	(24,880)
3.69%	Annual	1-Day SOFR, 5.38%	Annual	09/18/24 (a)	09/18/29	USD	330	(1,567)	111	(1,678)
3.72%	Annual	1-Day SOFR, 5.38%	Annual	09/18/24 (a)	09/18/29	USD	390	(2,401)	148	(2,549)
3.73%	Annual	1-Day SOFR, 5.38%	Annual	09/18/24 (a)	09/18/29	USD	330	(2,182)	(500)	(1,682)
3.78%	Annual	1-Day SONIA, 5.20%	Annual	09/18/24 (a)	09/18/29	GBP	140	(604)	243	(847)
3.79%	Annual	1-Day SONIA, 5.20%	Annual	09/18/24 (a)	09/18/29	GBP	300	(1,480)	80	(1,560)
3.80%	Annual	1-Day SOFR, 5.38%	Annual	09/18/24 (a)	09/18/29	USD	2,000	(19,020)	(1,734)	(17,286)
3.80%	Semi-Annual	6-mo. NIBOR, 4.84%	Annual	09/18/24 (a)	09/18/29	NOK	1,930	(1,081)	(1,607)	526
1-Day SONIA, 5.20%	Annual	3.86%	Annual	09/18/24 (a)	09/18/29	GBP	1,000	8,976	393	8,583
3.86%	Semi-Annual	6-mo. NIBOR, 4.84%	Annual	09/18/24 (a)	09/18/29	NOK	2,920	(2,398)	(292)	(2,106)
3.90%	Annual	1-Day SONIA, 5.20%	Annual	09/18/24 (a)	09/18/29	GBP	4,890	(54,727)	(5,194)	(49,533)
3.91%	Annual	1-Day SOFR, 5.38%	Annual	09/18/24 (a)	09/18/29	USD	8,950	(128,447)	(1,917)	(126,530)
3.93%	Semi-Annual	6-mo. NIBOR, 4.84%	Annual	09/18/24 (a)	09/18/29	NOK	3,420	(3,807)	(549)	(3,258)
6-mo. PRIBOR, 4.36%	Semi-Annual	3.93%	Annual	09/18/24 (a)	09/18/29	CZK	7,860	10,685	4	10,681
6-mo. PRIBOR, 4.36%	Semi-Annual	3.94%	Annual	09/18/24 (a)	09/18/29	CZK	6,790	9,284	3	9,281
3.95%	Semi-Annual	6-mo. NIBOR, 4.84%	Annual	09/18/24 (a)	09/18/29	NOK	6,770	(8,178)	(971)	(7,207)
3.96%	Annual	1-Day SOFR, 5.38%	Annual	09/18/24 (a)	09/18/29	USD	560	(9,328)	(776)	(8,552)
3.96%	Annual	6-mo. NIBOR, 4.84%	Semi-Annual	09/18/24 (a)	09/18/29	NOK	3,970	(4,965)	(219)	(4,746)
3.98%	Annual	1-Day SOFR, 5.38%	Annual	09/18/24 (a)	09/18/29	USD	250	(4,390)	144	(4,534)
3.98%	Annual	1-Day SONIA, 5.20%	Annual	09/18/24 (a)	09/18/29	GBP	230	(3,724)	670	(4,394)
4.00%	Annual	1-Day SOFR, 5.38%	Annual	09/18/24 (a)	09/18/29	USD	360	(6,712)	(11)	(6,701)
4.05%	Annual	1-Day SONIA, 5.20%	Annual	09/18/24 (a)	09/18/29	GBP	16,890	(336,787)	(141,338)	(195,449)
4.08%	Annual	1-Day SOFR, 5.38%	Annual	09/18/24 (a)	09/18/29	USD	7,020	(155,048)	(51,402)	(103,646)
4.09%	Annual	1-Day SOFR, 5.38%	Annual	09/18/24 (a)	09/18/29	USD	620	(14,156)	(281)	(13,875)
6-mo. PRIBOR, 4.36%	Semi-Annual	4.10%	Annual	09/18/24 (a)	09/18/29	CZK	18,000	30,602	9	30,593
4.11%	Annual	1-Day SOFR, 5.38%	Annual	09/18/24 (a)	09/18/29	USD	340	(7,950)	(364)	(7,586)
4.15%	Annual	1-Day SOFR, 5.38%	Annual	09/18/24 (a)	09/18/29	USD	250	(6,339)	888	(7,227)
4.15%	Annual	1-Day SOFR, 5.38%	Annual	09/18/24 (a)	09/18/29	USD	270	(6,825)	(112)	(6,713)

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Diversified Fixed Income Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
6-mo. PRIBOR, 4.36%	Semi-Annual	4.16%	Annual	09/18/24 (a)	09/18/29	CZK	39,000	$ 70,927	$ 18	$ 70,909
4.17%	Annual	1-Day SOFR, 5.38%	Annual	09/18/24 (a)	09/18/29	USD	290	(7,596)	(303)	(7,293)
6-mo. BBSW, 4.78%	Semi-Annual	4.17%	Semi-Annual	09/18/24 (a)	09/18/29	AUD	650	4,038	(387)	4,425
4.21%	Annual	1-Day SOFR, 5.38%	Annual	09/18/24 (a)	09/18/29	USD	175	(4,910)	2	(4,912)
4.24%	Annual	1-Day SOFR, 5.38%	Annual	09/18/24 (a)	09/18/29	USD	330	(9,661)	(263)	(9,398)
4.25%	Annual	1-Day SOFR, 5.38%	Annual	09/18/24 (a)	09/18/29	USD	220	(6,561)	(673)	(5,888)
4.25%	Annual	1-Day SOFR, 5.38%	Annual	09/18/24 (a)	09/18/29	USD	160	(4,782)	344	(5,126)
4.27%	Annual	1-Day SOFR, 5.38%	Annual	09/18/24 (a)	09/18/29	USD	1,000	(30,841)	1,393	(32,234)
4.27%	Annual	1-Day SOFR, 5.38%	Annual	09/18/24 (a)	09/18/29	USD	360	(11,046)	276	(11,322)
4.28%	Annual	1-Day SOFR, 5.38%	Annual	09/18/24 (a)	09/18/29	USD	1,000	(31,066)	(28)	(31,038)
6-mo. BBSW, 4.78%	Semi-Annual	4.28%	Semi-Annual	09/18/24 (a)	09/18/29	AUD	590	5,522	2,228	3,294
4.29%	Annual	1-Day SOFR, 5.38%	Annual	09/18/24 (a)	09/18/29	USD	240	(7,595)	251	(7,846)
3-mo. BBR, 5.70%	Quarterly	4.29%	Semi-Annual	09/18/24 (a)	09/18/29	NZD	600	7,247	4	7,243
4.35%	Semi-Annual	6-mo. BBSW, 4.78%	Semi-Annual	09/18/24 (a)	09/18/29	AUD	6,000	(67,575)	44	(67,619)
4.42%	Semi-Annual	6-mo. BBSW, 4.78%	Semi-Annual	09/18/24 (a)	09/18/29	AUD	2,000	(26,719)	15	(26,734)
4.53%	Semi-Annual	6-mo. BBSW, 4.78%	Semi-Annual	09/18/24 (a)	09/18/29	AUD	350	(5,860)	3	(5,863)
4.55%	Semi-Annual	6-mo. BBSW, 4.78%	Semi-Annual	09/18/24 (a)	09/18/29	AUD	650	(11,200)	5	(11,205)
6-mo. WIBOR, 5.87%	Semi-Annual	4.97%	Annual	09/18/24 (a)	09/18/29	PLN	1,060	3,704	3	3,701
6-mo. WIBOR, 5.87%	Semi-Annual	5.16%	Annual	09/18/24 (a)	09/18/29	PLN	1,370	7,700	4	7,696
6-mo. WIBOR, 5.87%	Semi-Annual	5.22%	Annual	09/18/24 (a)	09/18/29	PLN	780	4,913	2	4,911
6-mo. WIBOR, 5.87%	Semi-Annual	5.34%	Annual	09/18/24 (a)	09/18/29	PLN	12,000	90,098	33	90,065
1-Day MIBOR, 6.55%	Semi-Annual	6.34%	Semi-Annual	09/18/24 (a)	09/18/29	INR	8,000	494	1	493
1-Day MIBOR, 6.55%	Semi-Annual	6.37%	Semi-Annual	09/18/24 (a)	09/18/29	INR	113,000	8,946	16	8,930
1-Day MIBOR, 6.55%	Semi-Annual	6.37%	Semi-Annual	09/18/24 (a)	09/18/29	INR	113,000	8,889	15	8,874
1-Day MIBOR, 6.55%	Semi-Annual	6.38%	Semi-Annual	09/18/24 (a)	09/18/29	INR	113,000	9,396	15	9,381
1-Day MIBOR, 6.55%	Semi-Annual	6.40%	Semi-Annual	09/18/24 (a)	09/18/29	INR	141,000	12,848	19	12,829
1-Day MIBOR, 6.55%	Semi-Annual	6.43%	Semi-Annual	09/18/24 (a)	09/18/29	INR	130,000	13,595	17	13,578
7.76%	Monthly	3-mo. JIBAR, 8.28%	Monthly	09/18/24 (a)	09/18/29	ZAR	5,910	(1,035)	4	(1,039)
8.24%	Quarterly	3-mo. JIBAR, 8.28%	Quarterly	09/18/24 (a)	09/18/29	ZAR	11,360	(14,187)	7	(14,194)
8.36%	Quarterly	3-mo. JIBAR, 8.28%	Quarterly	09/18/24 (a)	09/18/29	ZAR	29,000	(44,131)	18	(44,149)
8.37%	Quarterly	3-mo. JIBAR, 8.28%	Quarterly	09/18/24 (a)	09/18/29	ZAR	35,000	(54,169)	21	(54,190)
8.42%	Quarterly	3-mo. JIBAR, 8.28%	Quarterly	09/18/24 (a)	09/18/29	ZAR	17,500	(29,038)	10	(29,048)
8.43%	Quarterly	3-mo. JIBAR, 8.28%	Quarterly	09/18/24 (a)	09/18/29	ZAR	17,500	(29,354)	10	(29,364)
8.44%	Quarterly	3-mo. JIBAR, 8.28%	Quarterly	09/18/24 (a)	09/18/29	ZAR	16,000	(27,055)	10	(27,065)
8.64%	Quarterly	3-mo. JIBAR, 8.28%	Quarterly	09/18/24 (a)	09/18/29	ZAR	14,000	(30,146)	8	(30,154)
8.66%	Quarterly	3-mo. JIBAR, 8.28%	Quarterly	09/18/24 (a)	09/18/29	ZAR	4,000	(8,794)	2	(8,796)
8.73%	Quarterly	3-mo. JIBAR, 8.28%	Quarterly	09/18/24 (a)	09/18/29	ZAR	23,000	(54,273)	14	(54,287)
8.75%	Quarterly	3-mo. JIBAR, 8.28%	Quarterly	09/18/24 (a)	09/18/29	ZAR	14,000	(33,715)	8	(33,723)
8.78%	Quarterly	3-mo. JIBAR, 8.28%	Quarterly	09/18/24 (a)	09/18/29	ZAR	3,000	(7,401)	2	(7,403)
8.78%	Quarterly	3-mo. JIBAR, 8.28%	Quarterly	09/18/24 (a)	09/18/29	ZAR	11,000	(27,073)	7	(27,080)
8.82%	Quarterly	3-mo. JIBAR, 8.28%	Quarterly	09/18/24 (a)	09/18/29	ZAR	14,000	(35,799)	9	(35,808)
8.84%	Quarterly	3-mo. JIBAR, 8.28%	Quarterly	09/18/24 (a)	09/18/29	ZAR	47,000	(122,461)	28	(122,489)
9.04%	Quarterly	3-mo. JIBAR, 8.28%	Quarterly	09/18/24 (a)	09/18/29	ZAR	12,000	(36,640)	7	(36,647)
9.07%	Quarterly	3-mo. JIBAR, 8.28%	Quarterly	09/18/24 (a)	09/18/29	ZAR	12,000	(37,546)	7	(37,553)
9.25%	Quarterly	3-mo. JIBAR, 8.28%	Quarterly	09/18/24 (a)	09/18/29	ZAR	102,000	(358,831)	60	(358,891)
3-mo. KRW CDC, 3.50%	Quarterly	3.09%	Quarterly	09/19/24 (a)	09/19/29	KRW	418,080	2,479	4	2,475
3-mo. KRW CDC, 3.50%	Quarterly	3.29%	Quarterly	09/19/24 (a)	09/19/29	KRW	484,000	6,205	4	6,201
3.30%	Monthly	3-mo. HIBOR, 4.57%	Monthly	09/19/24 (a)	09/19/29	HKD	1,930	(166)	2	(168)
3.47%	Monthly	3-mo. KRW CDC, 3.50%	Monthly	09/19/24 (a)	09/19/29	KRW	8,315,000	(157,395)	67	(157,462)
3.48%	Monthly	3-mo. KRW CDC, 3.50%	Monthly	09/19/24 (a)	09/19/29	KRW	3,725,000	(71,905)	30	(71,935)
3.50%	Quarterly	3-mo. KRW CDC, 3.50%	Quarterly	09/19/24 (a)	09/19/29	KRW	715,000	(14,142)	6	(14,148)
3.78%	Quarterly	3-mo. HIBOR, 4.57%	Quarterly	09/19/24 (a)	09/19/29	HKD	2,440	(6,845)	3	(6,848)
3.89%	Quarterly	3-mo. HIBOR, 4.57%	Quarterly	09/19/24 (a)	09/19/29	HKD	3,180	(10,924)	5	(10,929)
3.93%	Quarterly	3-mo. HIBOR, 4.57%	Quarterly	09/19/24 (a)	09/19/29	HKD	3,830	(14,091)	5	(14,096)
4.00%	Quarterly	3-mo. HIBOR, 4.57%	Quarterly	09/19/24 (a)	09/19/29	HKD	4,000	(16,375)	6	(16,381)
4.02%	Quarterly	3-mo. HIBOR, 4.57%	Quarterly	09/19/24 (a)	09/19/29	HKD	5,000	(20,984)	7	(20,991)
4.06%	Quarterly	3-mo. HIBOR, 4.57%	Quarterly	09/19/24 (a)	09/19/29	HKD	8,000	(35,681)	11	(35,692)
4.11%	Quarterly	3-mo. HIBOR, 4.57%	Quarterly	09/19/24 (a)	09/19/29	HKD	5,000	(23,617)	7	(23,624)
4.17%	Quarterly	3-mo. HIBOR, 4.57%	Quarterly	09/19/24 (a)	09/19/29	HKD	6,000	(30,282)	9	(30,291)
4.17%	Quarterly	3-mo. HIBOR, 4.57%	Quarterly	09/19/24 (a)	09/19/29	HKD	2,180	(11,002)	3	(11,005)
1-Day SOFR, 5.38%	Annual	3.78%	Annual	N/A	06/18/34	USD	865	9,115	14	9,101
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Diversified Fixed Income Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.53%	Quarterly	3-mo. BBR, 5.70%	Semi-Annual	N/A	07/05/34	NZD	713	$ (15,794)	$ 7	$ (15,801)
4.56%	Quarterly	3-mo. BBR, 5.70%	Semi-Annual	N/A	07/05/34	NZD	712	(16,805)	7	(16,812)
4.54%	Quarterly	3-mo. BBR, 5.70%	Semi-Annual	N/A	07/08/34	NZD	594	(13,333)	6	(13,339)
1-Day SOFR, 5.38%	Annual	3.77%	Annual	N/A	07/15/34	USD	865	9,049	14	9,035
4.37%	Quarterly	3-mo. BBR, 5.70%	Semi-Annual	N/A	07/15/34	NZD	398	(5,698)	4	(5,702)
4.38%	Quarterly	3-mo. BBR, 5.70%	Semi-Annual	N/A	07/15/34	NZD	403	(6,033)	4	(6,037)
3-mo. BBR, 5.70%	Quarterly	4.13%	Semi-Annual	N/A	07/23/34	NZD	351	1,046	4	1,042
3-mo. BBR, 5.70%	Quarterly	4.11%	Semi-Annual	N/A	07/26/34	NZD	715	1,437	7	1,430
3-mo. BBR, 5.70%	Quarterly	4.15%	Semi-Annual	N/A	07/29/34	NZD	240	915	3	912
1-Day SOFR, 5.38%	Annual	3.70%	Annual	08/02/24	08/02/34	USD	467	2,688	(75)	2,763
6-mo. EURIBOR, 3.58%	Semi-Annual	2.69%	Annual	09/18/24 (a)	09/18/34	EUR	245	2,928	588	2,340
2.73%	Semi-Annual	6-mo. EURIBOR, 3.58%	Annual	09/18/24 (a)	09/18/34	EUR	4,140	(64,005)	(2,960)	(61,045)
2.79%	Semi-Annual	6-mo. EURIBOR, 3.58%	Annual	09/18/24 (a)	09/18/34	EUR	2,040	(42,283)	1,269	(43,552)
6-mo. EURIBOR, 3.58%	Semi-Annual	2.86%	Annual	09/18/24 (a)	09/18/34	EUR	15,020	414,307	127,543	286,764
1-Day SONIA, 5.20%	Annual	3.71%	Annual	09/18/24 (a)	09/18/34	GBP	2,700	14,598	(5,763)	20,361
1-Day SONIA, 5.20%	Annual	3.75%	Annual	09/18/24 (a)	09/18/34	GBP	1,805	15,999	(8,046)	24,045
1-Day SOFR, 5.38%	Annual	3.80%	Annual	09/18/24 (a)	09/18/34	USD	4,850	81,055	6,703	74,352
1-Day SONIA, 5.20%	Annual	3.82%	Annual	09/18/24 (a)	09/18/34	GBP	1,835	30,942	8,750	22,192
1-Day SONIA, 5.20%	Annual	3.83%	Annual	09/18/24 (a)	09/18/34	GBP	6,440	113,578	14,959	98,619
1-Day SONIA, 5.20%	Annual	3.95%	Annual	09/18/24 (a)	09/18/34	GBP	10,100	307,348	126,359	180,989
1-Day SOFR, 5.38%	Annual	3.97%	Annual	09/18/24 (a)	09/18/34	USD	16,070	495,108	179,216	315,892
2.49%	Semi-Annual	6-mo. EURIBOR, 3.58%	Annual	N/A	02/19/54	EUR	613	(9,410)	23	(9,433)
2.51%	Semi-Annual	6-mo. EURIBOR, 3.58%	Annual	N/A	02/20/54	EUR	613	(11,723)	23	(11,746)
2.51%	Semi-Annual	6-mo. EURIBOR, 3.58%	Annual	N/A	02/20/54	EUR	628	(13,094)	24	(13,118)
2.51%	Semi-Annual	6-mo. EURIBOR, 3.58%	Annual	N/A	03/01/54	EUR	305	(6,349)	12	(6,361)
2.46%	Semi-Annual	6-mo. EURIBOR, 3.58%	Annual	N/A	03/22/54	EUR	128	(1,206)	5	(1,211)
2.54%	Semi-Annual	6-mo. EURIBOR, 3.58%	Annual	N/A	04/22/54	EUR	496	(15,540)	(1,026)	(14,514)
2.64%	Semi-Annual	6-mo. EURIBOR, 3.58%	Annual	N/A	05/31/54	EUR	750	(42,684)	(6,346)	(36,338)
2.43%	Semi-Annual	6-mo. EURIBOR, 3.58%	Annual	N/A	06/19/54	EUR	168	(1,454)	7	(1,461)
2.43%	Semi-Annual	6-mo. EURIBOR, 3.58%	Annual	N/A	06/20/54	EUR	163	(1,437)	6	(1,443)
6-mo. EURIBOR, 3.58%	Semi-Annual	2.44%	Annual	N/A	06/24/54	EUR	114	1,352	4	1,348
2.49%	Semi-Annual	6-mo. EURIBOR, 3.58%	Annual	09/18/24 (a)	09/18/54	EUR	1,010	(27,435)	(6,845)	(20,590)
2.57%	Semi-Annual	6-mo. EURIBOR, 3.58%	Annual	09/18/24 (a)	09/18/54	EUR	6,050	(274,938)	(95,877)	(179,061)
3.75%	Annual	1-Day SOFR, 5.38%	Annual	09/18/24 (a)	09/18/54	USD	6,190	(257,966)	(127,693)	(130,273)
3.84%	Annual	1-Day SONIA, 5.20%	Annual	09/18/24 (a)	09/18/54	GBP	835	(7,765)	9,377	(17,142)
3.91%	Annual	1-Day SONIA, 5.20%	Annual	09/18/24 (a)	09/18/54	GBP	1,720	(42,370)	(8,574)	(33,796)
3.94%	Annual	1-Day SONIA, 5.20%	Annual	09/18/24 (a)	09/18/54	GBP	875	(26,691)	(4,298)	(22,393)
								$ (840,959)	$ 25,620	$ (866,579)

(a)	Forward Swap.
Centrally Cleared Inflation Swaps
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	2.22%	At Termination	06/15/34	EUR	320	$ 3,725	$ (313)	$ 4,038
Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	2.23%	At Termination	06/15/34	EUR	210	2,622	60	2,562
Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	2.23%	At Termination	06/15/34	EUR	250	3,299	555	2,744
Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	2.26%	At Termination	06/15/34	EUR	320	5,012	(731)	5,743
UK RPI All Items NSA	At Termination	3.65%	At Termination	06/15/34	GBP	440	4,855	(243)	5,098
UK RPI All Items NSA	At Termination	3.65%	At Termination	06/15/34	GBP	280	3,065	196	2,869
UK RPI All Items NSA	At Termination	3.67%	At Termination	06/15/34	GBP	250	3,409	451	2,958
UK RPI All Items NSA	At Termination	3.72%	At Termination	06/15/34	GBP	60	1,190	(174)	1,364

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Diversified Fixed Income Fund

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
US CPI for All Urban Consumers NSA	At Termination	2.47%	At Termination	07/26/34	USD	655	$ 1,726	$ 160	$ 1,566
US CPI for All Urban Consumers NSA	At Termination	2.46%	At Termination	07/30/34	USD	655	703	14	689
US CPI for All Urban Consumers NSA	At Termination	2.45%	At Termination	08/01/34	USD	560	136	17	119
							$ 29,742	$ (8)	$ 29,750
OTC Credit Default Swaps — Buy Protection
Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
American Electric Power Co., Inc.	1.00%	Quarterly	Bank of America N.A.	06/20/29	USD	86	$ (2,500)	$ (2,333)	$ (167)
American Electric Power Co., Inc.	1.00	Quarterly	Goldman Sachs International	06/20/29	USD	90	(2,616)	(2,441)	(175)
American Express Co.	1.00	Quarterly	Goldman Sachs International	06/20/29	USD	90	(2,760)	(2,603)	(157)
Dominion Energy Inc.	1.00	Quarterly	Goldman Sachs International	06/20/29	USD	87	(2,234)	(1,672)	(562)
Federal Republic of Brazil	1.00	Quarterly	Bank of America N.A.	06/20/29	USD	108	2,573	1,700	873
Federal Republic of Brazil	1.00	Quarterly	Bank of America N.A.	06/20/29	USD	41	977	1,161	(184)
Federal Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	06/20/29	USD	30	715	837	(122)
Federal Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	06/20/29	USD	58	1,382	1,654	(272)
Federal Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	06/20/29	USD	29	691	821	(130)
Federal Republic of Brazil	1.00	Quarterly	Goldman Sachs International	06/20/29	USD	24	572	610	(38)
Federal Republic of Brazil	1.00	Quarterly	Goldman Sachs International	06/20/29	USD	25	595	656	(61)
Federal Republic of Brazil	1.00	Quarterly	Goldman Sachs International	06/20/29	USD	64	1,524	1,733	(209)
Republic of Chile	1.00	Quarterly	Citibank N.A.	06/20/29	USD	50	(1,000)	(970)	(30)
Republic of Chile	1.00	Quarterly	Citibank N.A.	06/20/29	USD	50	(1,000)	(970)	(30)
Republic of Chile	1.00	Quarterly	Citibank N.A.	06/20/29	USD	113	(2,282)	(2,213)	(69)
Republic of Colombia	1.00	Quarterly	BNP Paribas SA	06/20/29	USD	69	2,490	2,325	165
Republic of South Africa	1.00	Quarterly	Bank of America N.A.	06/20/29	USD	100	3,985	5,261	(1,276)
Republic of South Africa	1.00	Quarterly	Citibank N.A.	06/20/29	USD	38	1,534	2,233	(699)
Republic of South Africa	1.00	Quarterly	Citibank N.A.	06/20/29	USD	36	1,451	2,112	(661)
Republic of South Africa	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/29	USD	15	598	922	(324)
Republic of Turkey	1.00	Quarterly	Bank of America N.A.	06/20/29	USD	15	994	1,274	(280)
Republic of Turkey	1.00	Quarterly	Goldman Sachs International	06/20/29	USD	37	2,484	3,635	(1,151)
Republic of Turkey	1.00	Quarterly	Goldman Sachs International	06/20/29	USD	37	2,484	3,635	(1,151)
Republic of Turkey	1.00	Quarterly	Goldman Sachs International	06/20/29	USD	32	2,186	3,198	(1,012)
Republic of Turkey	1.00	Quarterly	Goldman Sachs International	06/20/29	USD	57	3,842	4,798	(956)
							$ 16,685	$ 25,363	$ (8,678)
OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
9.73%	At Termination	1-Day COOIS, 10.51%	At Termination	Morgan Stanley & Co. International PLC	N/A	05/12/25	COP	237,498	$ 23	$ —	$ 23
9.81%	At Termination	1-Day COOIS, 10.51%	At Termination	Morgan Stanley & Co. International PLC	N/A	05/12/25	COP	355,023	(32)	—	(32)
1-Day BZDIOVER, 0.04%	At Termination	10.81%	At Termination	BNP Paribas SA	N/A	07/01/25	BRL	919	(653)	—	(653)
1-Day BZDIOVER, 0.04%	At Termination	10.98%	At Termination	BNP Paribas SA	N/A	07/01/25	BRL	575	(249)	—	(249)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Diversified Fixed Income Fund

OTC Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
7.76%	At Termination	1-Day COOIS, 10.51%	At Termination	Citibank N.A.	N/A	11/05/25	COP	624,054	$ 631	$ —	$ 631
1-Day BZDIOVER, 0.04%	At Termination	10.78%	At Termination	Goldman Sachs International	N/A	01/02/26	BRL	2,800	(5,210)	—	(5,210)
1-Day CLP Interbank Rate, 24,217.30%	At Termination	4.95%	At Termination	Bank of America N.A.	N/A	04/01/26	CLP	369,507	339	—	339
1-Day BZDIOVER, 0.04%	At Termination	10.32%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	9	(55)	—	(55)
10.97%	At Termination	1-Day BZDIOVER, 0.04%	At Termination	Barclays Bank PLC	N/A	01/04/27	BRL	743	2,350	—	2,350
11.57%	At Termination	1-Day BZDIOVER, 0.04%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	437	308	—	308
1-Day BZDIOVER, 0.04%	At Termination	11.91%	At Termination	Goldman Sachs International	N/A	01/04/27	BRL	997	345	—	345
1-Day BZDIOVER, 0.04%	At Termination	9.79%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	606	(5,526)	—	(5,526)
4.98%	Semi-Annual	1-Day CLP Interbank Rate, 24,217.30%	Semi-Annual	Bank of America N.A.	N/A	04/03/28	CLP	202,909	(140)	—	(140)
1-Day BZDIOVER, 0.04%	At Termination	11.43%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	5,000	(15,700)	—	(15,700)
1-Day BZDIOVER, 0.04%	At Termination	11.49%	At Termination	Citibank N.A.	N/A	01/02/29	BRL	7,000	(19,076)	—	(19,076)
1-Day BZDIOVER, 0.04%	At Termination	11.66%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	9,000	(15,127)	—	(15,127)
1-Day BZDIOVER, 0.04%	At Termination	11.82%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	4,000	(1,112)	—	(1,112)
1-Day BZDIOVER, 0.04%	At Termination	11.84%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	3,000	(578)	—	(578)
1-Day BZDIOVER, 0.04%	At Termination	11.87%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	13,000	1,499	—	1,499
1-Day BZDIOVER, 0.04%	At Termination	11.89%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	6,000	1,506	—	1,506
1-Day BZDIOVER, 0.04%	At Termination	12.06%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	9,000	13,146	—	13,146
1-Day BZDIOVER, 0.04%	At Termination	12.09%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	3,000	4,345	—	4,345
									$ (38,966)	$ —	$ (38,966)

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Diversified Fixed Income Fund

OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
FIXED, 0.00%	Quarterly	GSISDRV5 Index	Quarterly	Goldman Sachs International	N/A	05/06/25	USD	1,075	$ (46)	$ —	$ (46)
FIXED, 0.00%	Quarterly	GSISDRV5 Index	Quarterly	Goldman Sachs International	N/A	05/06/25	USD	877	(725)	—	(725)
									$ (771)	$ —	$ (771)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 61,174,476	$ —	$ 61,174,476
Common Stocks	241,257	—	—	241,257
Corporate Bonds	—	269,120,973	457,000	269,577,973
Foreign Agency Obligations	—	24,606,604	—	24,606,604
Municipal Bonds	—	3,910,395	—	3,910,395
Non-Agency Mortgage-Backed Securities	—	98,900,139	—	98,900,139
Preferred Securities
Capital Trust	—	19,771	—	19,771
U.S. Government Sponsored Agency Securities	—	309,587,061	—	309,587,061
U.S. Treasury Obligations	—	235,740,127	—	235,740,127
Short-Term Securities
Foreign Agency Obligations	—	115,259	—	115,259
Money Market Funds	142,437,948	—	—	142,437,948
U.S. Treasury Obligations	—	11,940,796	—	11,940,796
Options Purchased
Equity Contracts	64,347	—	—	64,347
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Diversified Fixed Income Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Foreign Currency Exchange Contracts	$ —	$ 84,971	$ —	$ 84,971
Interest Rate Contracts	145,072	373,536	—	518,608
Liabilities
Investments
TBA Sale Commitments	—	(54,102,746)	—	(54,102,746)
	$142,888,624	$961,471,362	$457,000	$1,104,816,986
Derivative Financial Instruments(a)
Assets
Credit Contracts	$ —	$ 129,128	$ —	$ 129,128
Foreign Currency Exchange Contracts	—	939,974	—	939,974
Interest Rate Contracts	2,519,023	3,114,683	—	5,633,706
Other Contracts	—	29,750	—	29,750
Liabilities
Credit Contracts	—	(11,998)	—	(11,998)
Equity Contracts	(23,562)	(771)	—	(24,333)
Foreign Currency Exchange Contracts	—	(878,122)	—	(878,122)
Interest Rate Contracts	(1,467,025)	(4,524,935)	—	(5,991,960)
	$1,028,436	$(1,202,291)	$—	$(173,855)

(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
Currency Abbreviation (continued)
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviation
ABS	Asset-Backed Security
ARB	Airport Revenue Bonds
BAB	Build America Bond
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
BMO	BMO Capital Markets
BZDIOVER	Overnight Brazil Interbank Deposit (CETIP)
CDC	Certificate of Deposit Rate
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
COOIS	Columbia Overnight Interbank Reference Rate
CORRA	Overnight Bank of Canada Repo Rate
CPI	Consumer Price Index
CR	Custodian Receipt
CVR	Contingent Value Right
ETF	Exchange-Traded Fund

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Diversified Fixed Income Fund

Portfolio Abbreviation (continued)
EURIBOR	Euro Interbank Offered Rate
FEDL	Fed Funds Effective Rate
GO	General Obligation Bonds
GOL	General Obligation Ltd.
HIBOR	Hong Kong Interbank Offered Rate
JIBAR	Johannesburg Interbank Average Rate
LIBOR	London Interbank Offered Rate
MIBOR	Mumbai InterBank Overnight Rate
MTA	Month Treasury Average
MTN	Medium-Term Note
MXIBTIIE	Mexico Interbank TIIE 28-Day
NIBOR	Norwegian Interbank Offered Rate
PIK	Payment-in-Kind
PRIBOR	Prague Interbank Offer Rate
RB	Revenue Bond
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SAB	Special Assessment Bonds
SCA	Societe en Commandite par Actions
SG	Syncora Guarantee
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
SORA	Singapore Overnight Rate Average
SSARON	Swiss Average Overnight Rate
ST	Special Tax
STACR	Structured Agency Credit Risk
STIBOR	Stockholm Interbank Offered Rate
TAIBOR	Taipei Interbank Offered Rate
TBA	To-Be-Announced
THOR	Thai Overnight Repurchase Rate
UK RPI	United Kingdom Retail Price Index
WIBOR	Warsaw Interbank Offered Rate
Schedule of Investments